As filed with the Securities and Exchange Commission on July 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Reports to Stockholders.
SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY CORNERSTONE
GROWTH FUND

Investor Class  HFCGX
Institutional Class  HICGX

hennessyfunds.com  |  1-800-966-4354

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CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	18
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Quarterly Schedule of Investments	28
Federal Tax Distribution Information	28
Householding of Reports and Prospectuses	28
Board Approval of Investment Advisory Agreement	29

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone Growth Fund –
Investor Class (HFCGX)	8.80%	11.20%	11.83%	2.16%
Hennessy Cornerstone Growth Fund –
Institutional Class (HICGX)(2)	8.99%	11.63%	12.14%	2.45%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

Expense ratios: 1.33% (Investor Class); 0.99% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell 2000® Index is an index commonly used to measure the performance of U.S. small-capitalization stocks. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY CORNERSTONE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
KEMET Corp.	2.68%
Extreme Networks, Inc.	2.61%
Arcos Dorados Holdings, Inc., Class A	2.50%
Kronos Worldwide, Inc.	2.47%
The Chemours Co.	2.41%
Scientific Games Corp., Class A	2.27%
TriNet Group, Inc.	2.25%
DeVry Education Group, Inc.	2.24%
Huntsman Corp.	2.23%
Tronox Ltd., Class A	2.19%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

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COMMON STOCKS – 95.90%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 12.31%
Arcos Dorados Holdings, Inc., Class A (a)(b)	626,900	$5,140,580	2.50%
DeVry Education Group, Inc.	121,700	4,606,345	2.24%
K12, Inc. (a)	215,600	4,064,060	1.97%
Scientific Games Corp., Class A (a)	196,500	4,666,875	2.27%
Thor Industries, Inc.	36,300	3,491,334	1.70%
Winnebago Industries, Inc.	117,200	3,363,640	1.63%
		25,332,834	12.31%

Consumer Staples – 2.16%
Central Garden & Pet Co. (a)	117,700	4,449,060	2.16%

Energy – 3.21%
Cosan Ltd., Class A (b)	440,800	3,389,752	1.65%
McDermott International, Inc. (a)(b)	490,600	3,208,524	1.56%
		6,598,276	3.21%

Financials – 3.63%
Lincoln National Corp.	55,600	3,665,708	1.78%
Unum Group	81,900	3,794,427	1.85%
		7,460,135	3.63%

Industrials – 32.96%
ACCO Brands Corp. (a)	306,200	4,363,350	2.12%
Columbus McKinnon Corporation of New York	146,700	3,833,271	1.86%
DXP Enterprises, Inc. (a)	104,600	3,815,808	1.85%
Meritor, Inc. (a)	248,700	4,429,347	2.15%
Oshkosh Corp.	57,800	4,010,742	1.95%
Patrick Industries, Inc. (a)	47,700	3,389,085	1.65%
SkyWest, Inc.	111,100	4,132,920	2.01%
SPX Corp. (a)	158,000	3,801,480	1.85%
Sterling Construction Company, Inc. (a)	437,900	4,164,429	2.02%
Supreme Industries, Inc.	207,900	4,166,316	2.02%
Titan International, Inc.	297,000	3,180,870	1.55%
TriNet Group, Inc. (a)	157,300	4,624,620	2.25%
Tutor Perini Corp. (a)	131,200	4,047,520	1.97%
Univar, Inc. (a)	133,500	3,984,975	1.94%
Veritiv Corp. (a)	70,700	3,651,655	1.77%
Willdan Group, Inc. (a)	146,200	4,147,694	2.02%

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
XPO Logistics, Inc. (a)	82,600	$4,079,614	1.98%
		67,823,696	32.96%

Information Technology – 18.02%
DXC Technology Co. (a)	14,062	1,059,431	0.52%
Extreme Networks, Inc. (a)	686,900	5,368,123	2.61%
Hewlett Packard Enterprise Co.	163,700	3,049,731	1.48%
Insight Enterprises, Inc. (a)	89,100	3,751,110	1.82%
KEMET Corp. (a)	491,200	5,506,352	2.68%
NCR Corp. (a)	86,800	3,580,500	1.74%
PCM, Inc. (a)	144,400	3,638,880	1.77%
Science Applications International Corp.	46,600	3,401,334	1.65%
Sierra Wireless, Inc. (a)(b)	157,300	3,979,690	1.93%
TTM Technologies , Inc. (a)	223,900	3,745,847	1.82%
		37,080,998	18.02%

Materials – 21.65%
AK Steel Holding Corp. (a)	450,900	2,858,706	1.39%
Freeport-McMoRan, Inc. (a)	247,500	3,155,625	1.53%
Greif, Inc., Class A	67,400	3,950,988	1.92%
Huntsman Corp.	185,300	4,589,881	2.23%
Kronos Worldwide, Inc.	290,800	5,094,816	2.47%
Olympic Steel, Inc.	157,500	3,551,625	1.73%
Platform Specialty Products Corp. (a)	307,600	4,358,692	2.12%
Steel Dynamics, Inc.	104,700	3,783,858	1.84%
The Chemours Co.	122,900	4,951,641	2.41%
Trinseo S.A. (b)	56,300	3,738,320	1.82%
Tronox Ltd., Class A (b)	273,100	4,508,881	2.19%
		44,543,033	21.65%

Telecommunication Services – 1.96%
Sprint Corp. (a)	446,800	4,034,604	1.96%

Total Common Stocks
(Cost $196,394,933)		197,322,636	95.90%

The accompanying notes are an integral part of these financial statements.

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PARTNERSHIPS – 1.92%	Number		% of
	of Shares	Value	Net Assets
Energy – 1.92%
Energy Transfer Equity, L.P.	212,600	$3,967,116	1.92%

Total Partnerships
(Cost $4,040,474)		3,967,116	1.92%

RIGHTS – 0.00%

Health Care – 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	275	0.00%

Total Rights
(Cost $0)		275	0.00%

SHORT-TERM INVESTMENTS – 2.36%

Money Market Funds – 2.36%
Fidelity Government Portfolio, Institutional Class, 0.60% (d)	4,848,830	4,848,830	2.36%

Total Short-Term Investments
(Cost $4,848,830)		4,848,830	2.36%

Total Investments
(Cost $205,284,237) – 100.18%		206,138,857	100.18%

Liabilities in Excess of Other Assets – (0.18)%		(378,476)	(0.18)%

TOTAL NET ASSETS – 100.00%		$205,760,381	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued in good faith.
(d)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$25,332,834	$—	$—		$25,332,834
Consumer Staples	4,449,060	—	—		4,449,060
Energy	6,598,276	—	—		6,598,276
Financials	7,460,135	—	—		7,460,135
Industrials	67,823,696	—	—		67,823,696
Information Technology	37,080,998	—	—		37,080,998
Materials	44,543,033	—	—		44,543,033
Telecommunication Services	4,034,604	—	—		4,034,604
Total Common Stocks	$197,322,636	$—	$—		$197,322,636
Partnerships
Energy	$3,967,116	$—	$—		$3,967,116
Total Partnerships	$3,967,116	$—	$—		$3,967,116
Rights
Health Care	$—	$—	$275	*	$275
Total Rights	$—	$—	$275		$275
Short-Term Investments
Money Market Funds	$4,848,830	$—	$—		$4,848,830
Total Short-Term Investments	$4,848,830	$—	$—		$4,848,830
Total Investments	$206,138,582	$—	$275		$206,138,857

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2016	$275
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of April 30, 2017	$275
Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at April 30, 2017	$—

The Level 3 investments as of April 30, 2017 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $205,284,237)	$206,138,857
Dividends and interest receivable	35,823
Receivable for fund shares sold	2,395
Prepaid expenses and other assets	31,884
Total Assets	206,208,959

LIABILITIES:
Payable for fund shares redeemed	91,537
Payable to advisor	123,994
Payable to administrator	33,931
Payable to auditor	16,164
Accrued distribution fees	94,278
Accrued service fees	14,708
Accrued trustees fees	3,225
Accrued expenses and other payables	70,741
Total Liabilities	448,578
NET ASSETS	$205,760,381

NET ASSETS CONSIST OF:
Capital stock	$287,358,181
Accumulated net investment loss	(40,714)
Accumulated net realized loss on investments	(82,411,706)
Unrealized net appreciation on investments	854,620
Total Net Assets	$205,760,381

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$180,727,409
Shares issued and outstanding	8,750,564
Net asset value, offering price and redemption price per share	$20.65

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$25,032,972
Shares issued and outstanding	1,180,288
Net asset value, offering price and redemption price per share	$21.21

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,501,067
Interest income	11,235
Total investment income	1,512,302

EXPENSES:
Investment advisory fees (See Note 5)	791,601
Sub-transfer agent expenses – Investor Class (See Note 5)	155,054
Sub-transfer agent expenses – Institutional Class (See Note 5)	9,193
Distribution fees – Investor Class (See Note 5)	140,761
Administration, fund accounting, custody and transfer agent fees (See Note 5)	102,743
Service fees – Investor Class (See Note 5)	93,840
Federal and state registration fees	17,406
Reports to shareholders	16,069
Audit fees	14,381
Compliance expense (See Note 5)	12,927
Trustees’ fees and expenses	7,813
Legal fees	1,229
Other expenses	9,041
Total expenses	1,372,058
NET INVESTMENT INCOME	$140,244

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$24,285,232
Net change in unrealized appreciation on investments	(6,102,303)
Net gain on investments	18,182,929
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,323,173

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income (loss)	$140,244	$(346,107)
Net realized gain (loss) on investments	24,285,232	(8,409,990)
Net change in unrealized appreciation on investments	(6,102,303)	(5,945,754)
Net increase (decrease) in net
assets resulting from operations	18,323,173	(14,701,851)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(255,352)
Institutional Class	—	(98,941)
Total distributions	—	(354,293)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	1,849,255	23,250,634
Proceeds from shares subscribed – Institutional Class	1,126,546	4,485,262
Dividends reinvested – Investor Class	—	249,654
Dividends reinvested – Institutional Class	—	93,766
Cost of shares redeemed – Investor Class	(21,800,959)	(74,707,125)
Cost of shares redeemed – Institutional Class	(4,093,313)	(15,664,076)
Net decrease in net assets derived
from capital share transactions	(22,918,471)	(62,291,885)
TOTAL DECREASE IN NET ASSETS	(4,595,298)	(77,348,029)

NET ASSETS:
Beginning of period	210,355,679	287,703,708
End of period	$205,760,381	$210,355,679
Undistributed net investment loss, end of period	$(40,714)	$(180,958)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	90,437	1,215,295
Shares sold – Institutional Class	53,112	231,105
Shares issued to holders as reinvestment
of dividends – Investor Class	—	12,816
Shares issued to holders as reinvestment
of dividends – Institutional Class	—	4,710
Shares redeemed – Investor Class	(1,065,621)	(3,937,410)
Shares redeemed – Institutional Class	(195,624)	(816,510)
Net decrease in shares outstanding	(1,117,696)	(3,289,994)

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period
	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.98

Income from investment operations:
Net investment income (loss)	0.00	(1)
Net realized and unrealized gains (losses) on investments	1.67
Total from investment operations	1.67

Less distributions:
Dividends from net investment income	—
Total distributions	—
Net asset value, end of period	$20.65

TOTAL RETURN	8.80	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$180.73
Ratio of expenses to average net assets	1.33	%(3)
Ratio of net investment income (loss) to average net assets	0.09	%(3)
Portfolio turnover rate(4)	97	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$20.00	$18.68	$15.65	$12.38	$9.97

(0.02)	0.06	(0.04)	(0.11)	(0.07)
(0.98)	1.26	3.07	3.38	2.48
(1.00)	1.32	3.03	3.27	2.41

(0.02)	—	—	—	—
(0.02)	—	—	—	—
$18.98	$20.00	$18.68	$15.65	$12.38

(5.00)%	7.07%	19.36%	26.41%	24.17%

$184.61	$248.74	$227.68	$220.83	$265.60
1.32%	1.15%	1.23%	1.29%	1.34%
(0.18)%	0.30%	(0.17)%	(0.26)%	(0.66)%
97%	102%	84%	105%	90%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period
	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.46

Income from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gains (losses) on investments	1.65
Total from investment operations	1.75

Less distributions:
Dividends from net investment income	—
Total distributions	—
Net asset value, end of period	$21.21

TOTAL RETURN	8.99	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$25.03
Ratio of expenses to average net assets:
Before expense reimbursement	0.98	%(2)
After expense reimbursement	0.98	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.43	%(2)
After expense reimbursement	0.43	%(2)
Portfolio turnover rate(3)	97	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

X

Year Ended October 31,
2016	2015	2014	2013	2012

$20.47	$19.08	$15.94	$12.57	$10.09

0.17	0.03	0.06	0.01	(0.04)
(1.13)	1.36	3.08	3.36	2.52
(0.96)	1.39	3.14	3.37	2.48

(0.05)	—	—	—	—
(0.05)	—	—	—	—
$19.46	$20.47	$19.08	$15.94	$12.57

(4.69)%	7.29%	19.70%	26.81%	24.58%

$25.74	$38.96	$25.54	$26.23	$37.11

0.98%	0.99%	1.03%	1.11%	1.11%
0.98%	0.99%	0.98%	0.98%	0.98%

0.14%	0.51%	0.03%	(0.01)%	(0.51)%
0.14%	0.51%	0.08%	0.12%	(0.38)%
97%	102%	84%	105%	90%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Growth Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term growth of capital.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

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NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase

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agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.
l).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the

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NOTES TO THE FINANCIAL STATEMENTS

securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a

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security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $202,634,944 and $225,243,507, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended.  During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.74%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

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NOTES TO THE FINANCIAL STATEMENTS

In the past, the Advisor had contractually agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses exceeded 0.98% of the Fund’s net assets for Institutional Class shares of the Fund (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items).  The expense limitation agreement was terminated by the Board as of February 28, 2015.

For a period of three years after the year in which the Advisor waived or reimbursed expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses.  As of April 30, 2017, cumulative expenses subject to potential recovery under the aforementioned conditions were $1,023 for Institutional Class shares, which will expire on October 31, 2018.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

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Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$203,944,847
Gross tax unrealized appreciation	$18,628,329
Gross tax unrealized depreciation	(11,671,406)
Net tax unrealized appreciation	$6,956,923
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated loss	$(106,877,896)
Total accumulated loss	$(99,920,973)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales and partnership adjustments.

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NOTES TO THE FINANCIAL STATEMENTS

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards that expire as follows:

$97,943,326	October 31, 2017
$ 8,753,612	Indefinite ST

Capital losses sustained in the fiscal year ended October 31, 2012, and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund deferred on a tax basis, a post-December late year ordinary loss deferral of $180,958.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$—	$354,293
Long-term capital gain	—	—
	$—	$354,293

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,088.00	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66

Institutional Class
Actual	$1,000.00	$1,089.90	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Investor Class shares or 0.98% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.
(2)	A comparison of the fees and expenses of the Fund to other similar funds.
(3)	Whether economies of scale are recognized by the Fund.
(4)	The costs and profitability of the Fund to the Advisor.
(5)	The performance of the Fund.
(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee.

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;
(iii)	manages the use of soft dollars for the Fund;
(iv)	manages proxy voting for the Fund; and
(v)	holds a perpetual, royalty-free, exclusive license to the formula used for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.
(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.
(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.
(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.
(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.
(i)	The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.
(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY FOCUS FUND

Investor Class  HFCSX
Institutional Class  HFCIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Federal Tax Distribution Information	26
Householding of Reports and Prospectuses	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Focus Fund –
Investor Class (HFCSX)	9.53%	9.54%	12.68%	8.54%
Hennessy Focus Fund –
Institutional Class (HFCIX)(2)	9.74%	9.95%	13.06%	8.87%
Russell 3000® Index	13.83%	18.58%	13.57%	7.23%
Russell Mid Cap® Growth Index	13.59%	15.83%	12.28%	7.83%

Expense ratios: 1.50% (Investor Class); 1.13% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is May 30, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Focus Fund.

The Russell 3000® Index is an unmanaged index commonly used to measure the performance of U.S. stocks. The Russell Midcap® Growth Index is an unmanaged index commonly used to measure the performance of U.S. medium-capitalization growth stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY FOCUS FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
American Tower Corp., Class A	10.57%
O’Reilly Automotive, Inc.	8.18%
Markel Corp.	8.18%
CarMax, Inc.	6.78%
Brookfield Asset Management, Inc.	6.57%
The Charles Schwab Corp.	6.13%
Aon PLC	5.53%
Hexcel Corp.	5.25%
Twenty First Century Fox, Inc.	4.59%
American Woodmark Corp.	4.35%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 67.17%	Number		% of
	of Shares	Value	Net Assets

Consumer Discretionary – 20.42%
CarMax, Inc. (a)	2,962,712	$173,318,652	6.78%
O’Reilly Automotive, Inc. (a)	842,815	209,144,542	8.18%
Penn National Gaming, Inc. (a)	1,197,772	22,134,827	0.87%
Twenty First Century Fox, Inc.	3,837,592	117,200,060	4.59%
		521,798,081	20.42%

Energy – 2.23%
World Fuel Services Corp.	1,547,585	56,997,556	2.23%

Financials – 24.63%
Aon PLC (b)	1,179,036	141,295,674	5.53%
Diamond Hill Investment Group, Inc.	105,415	21,309,642	0.83%
Encore Capital Group, Inc. (a) (d)	2,258,784	75,330,447	2.95%
Markel Corp. (a)	215,672	209,115,571	8.18%
Marlin Business Services Corp. (d)	1,010,273	25,711,448	1.01%
The Charles Schwab Corp.	4,029,065	156,529,175	6.13%
		629,291,957	24.63%

Health Care – 1.90%
Henry Schein, Inc. (a)	279,398	48,559,372	1.90%

Industrials – 11.66%
American Woodmark Corp. (a) (d)	1,209,780	111,178,782	4.35%
Ametek, Inc.	459,822	26,301,818	1.03%
Hexcel Corp.	2,592,037	134,137,915	5.25%
Mistras Group, Inc. (a)	1,171,870	26,367,075	1.03%
		297,985,590	11.66%

Information Technology – 6.33%
Alphabet, Inc., Class A (a)	68,984	63,777,088	2.50%
Alphabet, Inc., Class C (a)	108,017	97,859,081	3.83%
		161,636,169	6.33%
Total Common Stocks
(Cost $901,880,284)		1,716,268,725	67.17%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

REITS – 21.39%	Number		% of
	of Shares	Value	Net Assets
Financials – 21.39%
American Tower Corp., Class A	2,145,080	$270,151,375	10.57%
Brookfield Asset Management, Inc. (b)	4,543,328	167,875,969	6.57%
Gaming and Leisure Properties, Inc.	3,122,341	108,657,467	4.25%
		546,684,811	21.39%
Total REITS
(Cost $324,503,689)		546,684,811	21.39%

SHORT-TERM INVESTMENTS – 11.66%

Money Market Funds – 11.66%
Fidelity Government Portfolio, Institutional Class, 0.60% (c)	128,619,000	128,619,000	5.04%
Morgan Stanley Institutional Liquidity Fund,
Government Portfolio, 0.64% (c)	40,690,990	40,690,990	1.59%
The Government & Agency Portfolio, Institutional Class, 0.67% (c)	128,619,000	128,619,000	5.03%
		297,928,990	11.66%
Total Short-Term Investments
(Cost $297,928,990)		297,928,990	11.66%

Total Investments
(Cost $1,524,312,963) – 100.22%		2,560,882,526	100.22%

Liabilities in Excess of Other Assets – (0.22)%		(5,692,222)	(0.22)%

TOTAL NET ASSETS – 100.00%		$2,555,190,304	100.00%

Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of April 30, 2017.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the six-month period ended April 30, 2017. Details of transactions with these affiliated companies for the six-month period ended April 30, 2017, are as follows:

	American	Encore Capital	Marlin Business
Issuer	Woodmark Corp.	Group, Inc.	Services Corp.
Beginning Cost	$51,892,778	$73,525,403	$15,865,289
Purchase Cost	$—	$—	$—
Sales Cost	$—	$—	$—
Ending Cost	$51,892,778	$73,525,403	$15,865,289
Dividend Income	$—	$—	$282,876
Realized Gain/Loss	$—	$—	$—
Shares	1,209,780	2,258,784	1,010,273
Market Value	$111,178,782	$75,330,447	$25,711,448

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (see Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$521,798,081	$—	$—	$521,798,081
Energy	56,997,556	—	—	56,997,556
Financials	629,291,957	—	—	629,291,957
Health Care	48,559,372	—	—	48,559,372
Industrials	297,985,590	—	—	297,985,590
Information Technology	161,636,169	—	—	161,636,169
Total Common Stocks	$1,716,268,725	$—	$—	$1,716,268,725
REITS
Financials	$546,684,811	$—	$—	$546,684,811
Total REITS	$546,684,811	$—	$—	$546,684,811
Short-Term Investments
Money Market Funds	$297,928,990	$—	$—	$297,928,990
Total Short-Term Investments	$297,928,990	$—	$—	$297,928,990
Total Investments	$2,560,882,526	$—	$—	$2,560,882,526

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost $1,383,029,493)	$2,348,661,849
Investments in affiliated securities, at value (cost $141,283,470)	212,220,677
Total investments in securities, at value (cost $1,524,312,963)	2,560,882,526
Dividends and interest receivable	871,824
Receivable for fund shares sold	3,297,661
Prepaid expenses and other assets	72,187
Total Assets	2,565,124,198

LIABILITIES:
Payable for fund shares redeemed	6,734,157
Payable to advisor	1,890,656
Payable to administrator	410,979
Payable to auditor	10,264
Accrued distribution fees	254,656
Accrued service fees	135,572
Accrued trustees fees	2,888
Accrued expenses and other payables	494,722
Total Liabilities	9,933,894
NET ASSETS	$2,555,190,304

NET ASSETS CONSIST OF:
Capital stock	$1,538,700,304
Accumulated net investment loss	(14,189,847)
Accumulated net realized loss on investments	(5,889,716)
Unrealized net appreciation on investments	1,036,569,563
Total Net Assets	$2,555,190,304

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$1,647,848,489
Shares issued and outstanding	21,299,808
Net asset value, offering price and redemption price per share	$77.36

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$907,341,815
Shares issued and outstanding	11,455,721
Net asset value, offering price and redemption price per share	$79.20

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities(1)	$11,869,801
Dividend income from affiliated securities	282,876
Interest income	716,804
Total investment income	12,869,481

EXPENSES:
Investment advisory fees (See Note 5)	11,238,285
Sub-transfer agent expenses – Investor Class (See Note 5)	1,857,862
Sub-transfer agent expenses – Institutional Class (See Note 5)	338,197
Distribution fees – Investor Class (See Note 5)	1,238,928
Administration, fund accounting, custody and transfer agent fees (See Note 5)	1,198,718
Service fees – Investor Class (See Note 5)	825,952
Reports to shareholders	74,880
Federal and state registration fees	45,315
Trustees’ fees and expenses	15,150
Legal fees	14,006
Compliance expense (See Note 5)	12,927
Audit fees	10,265
Other expenses	70,809
Total expenses	16,941,294
NET INVESTMENT LOSS	$(4,071,813)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on:
Unaffiliated investments	$201,281
Affiliated investments	0
Net change in unrealized appreciation on investments	230,773,700
Net gain on investments	230,974,981
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$226,903,168

(1)	Net of foreign taxes withheld of $184,005.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment loss	$(4,071,813)	$(12,447,242)
Net realized gain (loss) on investments	201,281	(5,426,283)
Net change in unrealized appreciation
(depreciation) on investments	230,773,700	(13,249,337)
Net increase (decrease) in net
assets resulting from operations	226,903,168	(31,122,862)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains
Investor Class	—	(3,251,490)
Institutional Class	—	(1,083,008)
Total distributions	—	(4,334,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	117,357,039	443,753,342
Proceeds from shares subscribed – Institutional Class	184,282,260	408,969,650
Dividends reinvested – Investor Class	—	3,188,245
Dividends reinvested – Institutional Class	—	867,516
Cost of shares redeemed – Investor Class	(246,964,518)	(402,722,784)
Cost of shares redeemed – Institutional Class	(118,919,133)	(161,483,885)
Net increase (decrease) in net assets derived
from capital share transactions	(64,244,352)	292,572,084
TOTAL INCREASE IN NET ASSETS	162,658,816	257,114,724

NET ASSETS:
Beginning of period	2,392,531,488	2,135,416,764
End of period	$2,555,190,304	$2,392,531,488
Undistributed net investment loss, end of period	$(14,189,847)	$(10,118,034)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,568,465	6,346,130
Shares sold – Institutional Class	2,397,516	5,766,791
Shares issued to holders as reinvestment
of dividends – Investor Class	—	45,333
Shares issued to holders as reinvestment
of dividends – Institutional Class	—	12,111
Shares redeemed – Investor Class	(3,298,630)	(5,815,084)
Shares redeemed – Institutional Class	(1,552,739)	(2,269,086)
Net increase (decrease) in shares outstanding	(885,388)	4,086,195

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$70.63

Income from investment operations:
Net investment income (loss)	(0.22)
Net realized and unrealized gains (losses) on investments	6.95
Total from investment operations	6.73

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Paid-in capital from redemption fees	—
Net asset value, end of period	$77.36

TOTAL RETURN	9.53	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,647.85
Ratio of expenses to average net assets	1.49	%(3)
Ratio of net investment income (loss) to average net assets	(0.46	)%(3)
Portfolio turnover rate(4)	3	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

X

Year Ended October 31,
2016	2015	2014	2013	2012

$71.94	$69.46	$63.58	$51.78	$49.80

(0.45)	(0.33)	0.27	(0.32)	(0.39)
(0.72)	8.07	6.68	16.44	7.61
(1.17)	7.74	6.95	16.12	7.22

—	(0.02)	—	—	—
(0.14)	(5.24)	(1.07)	(4.32)	(5.24)
(0.14)	(5.26)	(1.07)	(4.32)	(5.24)
—	—	0.00 (1)	0.00 (1)	0.00 (1)
$70.63	$71.94	$69.46	$63.58	$51.78

(1.63)%	11.83%	11.05%	33.54%	16.17%

$1,626.71	$1,615.36	$1,213.03	$1,139.85	$707.61
1.47%	1.46%	1.41%	1.43%	1.41%
(0.65)%	(0.55)%	0.41%	(0.85)%	(0.79)%
2%	4%	18%	4%	13%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$72.17

Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gains (losses) on investments	7.06
Total from investment operations	7.03

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$79.20

TOTAL RETURN	9.74	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$907.34
Ratio of expenses to average net assets	1.10	%(2)
Ratio of net investment income (loss) to average net assets	(0.06	)%(2)
Portfolio turnover rate(3)	3	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

X

Year Ended October 31,
2016	2015	2014	2013	2012

$73.24	$70.50	$64.32	$52.19	$50.02

(0.14)	(0.08)	0.35	(0.13)	(0.22)
(0.79)	8.19	6.90	16.58	7.63
(0.93)	8.11	7.25	16.45	7.41

—	(0.05)	—	—	—
(0.14)	(5.32)	(1.07)	(4.32)	(5.24)
(0.14)	(5.37)	(1.07)	(4.32)	(5.24)
$72.17	$73.24	$70.50	$64.32	$52.19

(1.27)%	12.23%	11.40%	33.94%	16.51%

$765.82	$520.06	$283.31	$179.89	$77.28
1.10%	1.11%	1.10%	1.13%	1.12%
(0.28)%	(0.19)%	0.59%	(0.52)%	(0.52)%
2%	4%	18%	4%	13%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

15

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Focus Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

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NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts

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based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

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NOTES TO THE FINANCIAL STATEMENTS

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

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Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $62,813,695 and $66,218,655, respectively.

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NOTES TO THE FINANCIAL STATEMENTS

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.90%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, Broad Run Investment Management, LLC.  The Advisor pays the sub-advisory fees from its own assets and these fees are not an additional expense of the Fund.  For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at the rate of 0.29%.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer

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agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

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NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$1,590,178,081
Gross tax unrealized appreciation	$869,999,821
Gross tax unrealized depreciation	(64,203,958)
Net tax unrealized appreciation	$805,795,863
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated loss	$(16,209,031)
Total accumulated gain	$789,586,832

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards that expire as follows:

$ 447,571	Indefinite ST
$5,643,426	Indefinite LT

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late year ordinary loss of $10,118,034.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$—	$—
Long-term capital gain	—	4,334,498
	$—	$4,334,498

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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23

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM
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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,095.30	$7.74
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Institutional Class
Actual	$1,000.00	$1,097.40	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Investor Class shares or 1.10% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSY FUNDS	1-800-966-4354

25

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 0%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

HENNESSYFUNDS.COM

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory Agreements

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement of the Fund between the Advisor and Broad Run Investment Management, LLC (the “Sub-Advisor”).  As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor and the Sub-Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory and sub-advisory agreements, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, (xi) the Advisor’s current Form ADV Part I, (xii) a completed questionnaire from the Sub-Advisor and summary thereof, (xiii) the Sub-Advisor’s Code of Ethics, (xiv) the Sub-Advisor’s Form ADV Parts I and II, and (xv) financial information of the Sub-Advisor.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

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(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund other than the advisory and sub-advisory fees.

  The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, conducting on-site visits to the Sub-Advisor and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees the selection and continued employment of the Sub-Advisor, monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions, and reviews the Fund’s investment performance.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(i)	The Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	The Sub-Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor.  It noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor.  Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor.  Based on this

HENNESSY FUNDS	1-800-966-4354
29

determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor and the Sub-Advisor manage the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund other than the advisory fee or sub-advisory fee.  The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY CORNERSTONE
MID CAP 30 FUND

Investor Class  HFMDX
Institutional Class  HIMDX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Federal Tax Distribution Information	26
Householding of Reports and Prospectuses	26
Board Approval of Investment Advisory Agreement	27

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

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3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone
Mid Cap 30 Fund –
Investor Class (HFMDX)	12.17%	12.17%	11.99%	7.17%
Hennessy Cornerstone
Mid Cap 30 Fund –
Institutional Class (HIMDX)(2)	12.34%	12.57%	12.33%	7.50%
Russell Midcap® Index	12.94%	16.70%	13.34%	7.62%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

Expense ratios: 1.35% (Investor Class); 0.97% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell Midcap® Index is an index commonly used to measure the performance of U.S. medium-capitalization stocks. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.
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4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY CORNERSTONE MID CAP 30 FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
The Brink’s Co.	4.46%
Kennametal, Inc.	4.22%
Huntsman Corp.	4.20%
WellCare Health Plans, Inc.	3.88%
Sanmina Corp.	3.87%
CDW Corp.	3.78%
Unum Group	3.76%
TTM Technologies, Inc.	3.66%
ON Semiconductor Corp.	3.49%
Thor Industries, Inc.	3.48%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

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5

COMMON STOCKS – 97.47%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 20.35%
Aramark	827,500	$30,220,300	2.82%
Brinker International, Inc.	625,700	27,649,683	2.58%
Foot Locker, Inc.	461,400	35,684,676	3.33%
PVH Corp.	288,000	29,096,640	2.71%
The Cheesecake Factory, Inc.	579,200	37,161,472	3.47%
Thor Industries, Inc.	388,500	37,365,930	3.48%
Urban Outfitters, Inc. (a)	921,000	21,072,480	1.96%
		218,251,181	20.35%

Financials – 3.76%
Unum Group	870,300	40,320,999	3.76%

Health Care – 3.88%
WellCare Health Plans, Inc. (a)	271,400	41,635,474	3.88%

Industrials – 21.91%
Crane Co.	453,000	36,199,230	3.38%
EMCOR Group, Inc.	509,600	33,501,104	3.12%
Kennametal, Inc.	1,088,300	45,251,514	4.22%
Navistar International Corp. (a)	1,381,568	37,177,995	3.47%
The Brink’s Co.	778,965	47,828,451	4.46%
UniFirst Corp.	251,531	35,013,115	3.26%
		234,971,409	21.91%

Information Technology – 27.72%
CACI International, Inc., Class A (a)	314,869	37,154,542	3.46%
CDW Corp.	686,000	40,535,740	3.78%
NCR Corp. (a)	879,000	36,258,750	3.38%
ON Semiconductor Corp. (a)	2,640,000	37,435,200	3.49%
Sanmina Corp. (a)	1,114,263	41,506,297	3.87%
Science Applications International Corp.	447,100	32,633,829	3.04%
SYNNEX Corp.	300,500	32,583,215	3.04%
TTM Technologies , Inc. (a)	2,342,800	39,195,044	3.66%
		297,302,617	27.72%

Materials – 16.90%
Berry Plastics Group, Inc. (a)	704,200	35,210,000	3.28%
Cabot Corp.	590,889	35,565,609	3.32%
Huntsman Corp.	1,817,600	45,021,952	4.20%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials (Continued)
Packaging Corporation of America	373,400	$36,884,452	3.44%
Worthington Industries, Inc.	655,500	28,514,250	2.66%
		181,196,263	16.90%

Utilities – 2.95%
MDU Resources Group, Inc.	1,175,400	31,618,260	2.95%

Total Common Stocks
(Cost $935,345,714)		1,045,296,203	97.47%

SHORT-TERM INVESTMENTS – 2.50%

Money Market Funds – 2.50%
Fidelity Government Portfolio, Institutional Class, 0.60% (b)	26,793,161	26,793,161	2.50%

Total Short-Term Investments
(Cost $26,793,161)		26,793,161	2.50%

Total Investments
(Cost $962,138,875) – 99.97%		1,072,089,364	99.97%

Other Assets in Excess of Liabilities – 0.03%		356,013	0.03%

TOTAL NET ASSETS – 100.00%		$1,072,445,377	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$218,251,181	$—	$—	$218,251,181
Financials	40,320,999	—	—	40,320,999
Health Care	41,635,474	—	—	41,635,474
Industrials	234,971,409	—	—	234,971,409
Information Technology	297,302,617	—	—	297,302,617
Materials	181,196,263	—	—	181,196,263
Utilities	31,618,260	—	—	31,618,260
Total Common Stocks	$1,045,296,203	$—	$—	$1,045,296,203
Short-Term Investments
Money Market Funds	$26,793,161	$—	$—	$26,793,161
Total Short-Term Investments	$26,793,161	$—	$—	$26,793,161
Total Investments	$1,072,089,364	$—	$—	$1,072,089,364

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $962,138,875)	$1,072,089,364
Dividends and interest receivable	188,507
Receivable for fund shares sold	2,578,752
Prepaid expenses and other assets	43,934
Total Assets	1,074,900,557

LIABILITIES:
Payable for fund shares redeemed	1,304,961
Payable to advisor	647,351
Payable to administrator	184,594
Payable to auditor	8,526
Accrued distribution fees	52,140
Accrued service fees	32,829
Accrued trustees fees	3,174
Accrued expenses and other payables	221,605
Total Liabilities	2,455,180
NET ASSETS	$1,072,445,377

NET ASSETS CONSIST OF:
Capital stock	$744,327,919
Accumulated net investment loss	(2,250,633)
Accumulated net realized gain on investments	220,417,602
Unrealized net appreciation on investments	109,950,489
Total Net Assets	$1,072,445,377

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$399,253,929
Shares issued and outstanding	19,499,278
Net asset value, offering price and redemption price per share	$20.48

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$673,191,448
Shares issued and outstanding	32,076,103
Net asset value, offering price and redemption price per share	$20.99

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$5,819,234
Interest income	29,498
Total investment income	5,848,732

EXPENSES:
Investment advisory fees (See Note 5)	4,263,877
Sub-transfer agent expenses – Investor Class (See Note 5)	487,790
Sub-transfer agent expenses – Institutional Class (See Note 5)	354,477
Administration, fund accounting, custody and transfer agent fees (See Note 5)	553,510
Distribution fees – Investor Class (See Note 5)	332,584
Service fees – Investor Class (See Note 5)	221,723
Federal and state registration fees	54,426
Reports to shareholders	48,770
Interest expense (See Note 7)	41,239
Compliance expense	12,927
Audit fees	11,544
Trustees’ fees and expenses	10,797
Legal fees	5,951
Other expenses	29,603
Total expenses	6,429,218
NET INVESTMENT LOSS	$(580,486)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$223,570,937
Net change in unrealized appreciation on investments	(84,478,887)
Net gain on investments	139,092,050
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,511,564

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment loss	$(580,486)	$(1,224,225)
Net realized gain on investments	223,570,937	5,942,875
Net change in unrealized appreciation on investments	(84,478,887)	(104,787,882)
Net increase (decrease) in net
assets resulting from operations	138,511,564	(100,069,232)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(983,702)
Institutional Class	—	(1,004,373)
Net realized gains
Investor Class	(3,088,473)	(5,450,291)
Institutional Class	(4,766,317)	(2,201,769)
Total distributions	(7,854,790)	(9,640,135)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued
in the Reorganization – Institutional Class	—	434,529,979
Proceeds from shares subscribed – Investor Class	25,821,683	281,456,239
Proceeds from shares subscribed – Institutional Class	59,745,755	340,887,989
Dividends reinvested – Investor Class	3,040,512	6,357,569
Dividends reinvested – Institutional Class	4,572,946	2,729,983
Cost of shares redeemed – Investor Class	(165,640,529)	(500,557,212)
Cost of shares redeemed – Institutional Class	(225,868,415)	(287,519,806)
Net increase (decrease) in net assets derived
from capital share transactions	(298,328,048)	277,884,741
TOTAL INCREASE (DECREASE) IN NET ASSETS	(167,671,274)	168,175,374
NET ASSETS:
Beginning of period	1,240,116,651	1,071,941,277
End of period	$1,072,445,377	$1,240,116,651
Undistributed net investment loss, end of period	$(2,250,633)	$(1,670,147)
CHANGES IN SHARES OUTSTANDING:
Shares issued in the Reorganization – Institutional Class	—	22,309,002
Shares sold – Investor Class	1,294,248	15,025,505
Shares sold – Institutional Class	2,918,416	17,897,465
Shares issued to holders as reinvestment
of dividends – Investor Class	149,705	332,871
Shares issued to holders as reinvestment
of dividends – Institutional Class	220,065	140,179
Shares redeemed – Investor Class	(8,353,495)	(27,012,121)
Shares redeemed – Institutional Class	(11,229,959)	(15,071,054)
Net increase (decrease) in shares outstanding	(15,001,020)	13,621,847

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.37

Income from investment operations:
Net investment income (loss)	(0.07)
Net realized and unrealized gains (losses) on investments	2.30
Total from investment operations	2.23

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$20.48

TOTAL RETURN	12.17	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$399.25
Ratio of expenses to average net assets	1.34	%(2)
Ratio of net investment income (loss) to average net assets	(0.33	)%(2)
Portfolio turnover rate(3)	96	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$20.12	$19.00	$17.32	$14.06	$12.15

(0.07)	0.10	(0.05)	0.09	0.08
(1.51)	2.16	3.04	3.35	1.83
(1.58)	2.26	2.99	3.44	1.91

(0.03)	—	(0.05)	(0.18)	—
(0.14)	(1.14)	(1.26)	—	—
(0.17)	(1.14)	(1.31)	(0.18)	—
$18.37	$20.12	$19.00	$17.32	$14.06

(7.89)%	12.35%	18.25%	24.78%	15.72%

$485.15	$765.90	$258.17	$159.45	$145.85
1.35%	1.17%	1.25%	1.31%	1.37%
(0.24)%	0.27%	(0.47)%	0.51%	0.59%
108%	5%	132%	212%	25%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.80

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses) on investments	2.31
Total from investment operations	2.32

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$20.99

TOTAL RETURN	12.34	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$673.19
Ratio of expenses to average net assets:
Before reimbursement	0.97	%(3)
After reimbursement	0.97	%(3)
Ratio of net investment income (loss) to average net assets:
Before reimbursement	0.04	%(3)
After reimbursement	0.04	%(3)
Portfolio turnover rate(4)	96	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$20.55	$19.36	$17.62	$14.31	$12.32

0.00 (1)	(0.03)	(0.08)	0.14	0.09
(1.54)	2.38	3.17	3.41	1.90
(1.54)	2.35	3.09	3.55	1.99

(0.06)	—	(0.09)	(0.24)	—
(0.15)	(1.16)	(1.26)	—	—
(0.21)	(1.16)	(1.35)	(0.24)	—
$18.80	$20.55	$19.36	$17.62	$14.31

(7.53)%	12.62%	18.57%	25.15%	16.15%

$754.97	$306.04	$75.53	$51.19	$41.62

0.97%	0.96%	1.07%	1.11%	1.16%
0.97%	0.96%	0.98%	0.98%	0.98%

0.07%	0.41%	(0.29)%	0.71%	0.90%
0.07%	0.41%	(0.20)%	0.84%	1.08%
108%	5%	132%	212%	25%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Mid Cap 30 Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term growth of capital.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

HENNESSYFUNDS.COM
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NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period.  Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

j).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

HENNESSY FUNDS	1-800-966-4354

17

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

k).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

HENNESSY FUNDS	1-800-966-4354

19

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $1,091,031,726 and $1,421,489,236, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee from the Fund.  The fee is based upon the average daily net assets of the Fund at the annual rate of 0.74%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.  The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

HENNESSYFUNDS.COM

20

NOTES TO THE FINANCIAL STATEMENTS

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $2,290,547 and 3.75%, respectively.  The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations.  The maximum amount outstanding for the Fund during the period was $46,091,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

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8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$1,054,679,591
Gross tax unrealized appreciation	$277,332,537
Gross tax unrealized depreciation	(86,056,399)
Net tax unrealized appreciation	$191,276,138
Undistributed ordinary income	$—
Undistributed long-term capital gains	7,854,693
Total distributable earnings	$7,854,693
Other accumulated loss	$(1,670,147)
Total accumulated gain	$197,460,684

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

During the fiscal year ended October 31, 2016, the Fund’s most recent fiscal year, the capital loss carryforwards utilized for the Fund were $493,673.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund deferred on a tax basis, a post-December late year ordinary loss deferral of $1,670,147.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$—	$8,894,689
Long-term capital gain	7,854,790	745,446
	$7,854,790	$9,640,135

(1) Ordinary income includes short-term gain/loss.

9).  AGREEMENT AND PLAN OF REORGANIZATION – THE WESTPORT FUNDS

On September 19, 2016, shareholders of the Westport Fund and the Westport Select Cap Fund approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and The Westport Funds, a Delaware statutory trust, on behalf of the Westport Fund and the Westport Select Cap Fund.  The Agreement and Plan of Reorganization provided for the transfer of all of the assets of the Westport Fund and the Westport Select Cap Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Westport Fund and the Westport Select Cap Fund by the Fund.  Each of the Westport Fund, the Westport Select Cap Fund, and the Fund have substantially similar investment objectives. The following tables illustrate the specifics of the reorganization of the Westport Fund and the Westport Select Cap Fund into the Fund:

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NOTES TO THE FINANCIAL STATEMENTS

	Shares issued	Westport	Shares issued	Hennessy
	to Shareholders	Select Cap	to Shareholders	Mid Cap 30
Westport Fund	of Westport	Fund	of Westport	Fund	Combined	Tax Status
Net Assets	Fund	Net Assets	Select Cap Fund	Net Assets	Net Assets	of Transfer
$327,593,695(1)	16,818,829	$106,936,284(2)	5,490,173	$944,525,090	$1,379,055,069	Non-taxable

(1)	Includes accumulated realized losses and unrealized appreciation in the amounts of $24,482,976 and $179,647,207, respectively.
(2)	Includes accumulated realized losses and unrealized appreciation in the amounts of $49,229,674 and $77,980,073, respectively.

HENNESSYFUNDS.COM
Assuming the reorganization had been completed on November 1, 2015, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) for the year ended October 31, 2016, would have been as follows:

Net investment loss	$(3,630,389)
Net realized gain on investments	$187,733,108
Net change in unrealized appreciation on investments	$5,795,235
Net increase in net assets resulting from operations	$189,897,954

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Westport Fund and the Westport Select Cap Fund that have been included in the Fund’s Statement of Operations since September 23, 2016.

10).	EVENTS SUBSEQUENT TO PERIOD END/AGREEMENT AND PLAN OF REORGANIZATION – THE RAINIER U.S. FUNDS

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than as disclosed below.

In June 2017, the Board approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund and the Hennessy Cornerstone Large Growth Fund, and Rainier Investment Management Mutual Funds, a Delaware statutory trust, on behalf of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund, and the Rainier Large Cap Equity Fund.  The Agreement and Plan of Reorganization provides for, among other things, the transfer of all of the assets of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund by the Fund.  Each of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund, and the Fund have substantially similar investment objectives. It is anticipated that the reorganization will be effective during the Fund’s fourth fiscal quarter of 2017.

The Fund has filed a preliminary proxy statement/prospectus on Form N-14, which sets forth the proposed reorganization to be submitted to shareholders of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund for their approval. Shareholders of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund are urged to read the definitive proxy statement/prospectus when it becomes available, because it will contain important information about the proposed reorganization.

HENNESSY FUNDS	1-800-966-4354

23

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM
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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,121.70	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71

Institutional Class
Actual	$1,000.00	$1,123.40	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Investor Class shares or 0.97% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSY FUNDS	1-800-966-4354

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 99.79%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 99.79%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 86.03%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY CORNERSTONE
LARGE GROWTH FUND

Investor Class  HFLGX
Institutional Class  HILGX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Federal Tax Distribution Information	26
Householding of Reports and Prospectuses	26
Board Approval of Investment Advisory Agreement	27

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
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LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

				Since
	Six	One	Five	Inception
	Months(1)	Year	Years	(3/20/09)
Hennessy Cornerstone
Large Growth Fund –
Investor Class (HFLGX)	11.76%	16.65%	11.57%	16.97%
Hennessy Cornerstone
Large Growth Fund –
Institutional Class (HILGX)	11.90%	16.98%	11.80%	17.26%
Russell 1000® Index	13.46%	18.03%	13.63%	17.64%
S&P 500 Index	13.32%	17.92%	13.68%	17.43%

Expense ratios: 1.26% (Investor Class); 1.02% (Institutional Class)

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell 1000® Index is commonly used to measure the performance of large-capitalization U.S. stocks. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY CORNERSTONE LARGE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Whole Foods Market, Inc.	2.38%
HP, Inc.	2.32%
Best Buy Co., Inc.	2.26%
Darden Restaurants, Inc.	2.22%
Rockwell Collins, Inc.	2.20%
Varian Medical Systems, Inc.	2.19%
KLA-Tencor Corp.	2.16%
The Gap, Inc.	2.15%
VF Corp.	2.13%
Foot Locker, Inc.	2.13%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 98.33%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 35.57%
AutoZone, Inc. (a)	2,700	$1,868,913	1.77%
Best Buy Co., Inc.	46,000	2,383,260	2.26%
CBS Corp., Class B	31,800	2,116,608	2.01%
Coach, Inc.	53,900	2,123,121	2.01%
Darden Restaurants, Inc.	27,500	2,342,725	2.22%
Dollar General Corp.	26,900	1,955,899	1.86%
Foot Locker, Inc.	29,000	2,242,860	2.13%
Harley-Davidson, Inc.	35,500	2,016,755	1.91%
L Brands, Inc.	34,400	1,816,664	1.72%
Lear Corp.	14,400	2,054,304	1.95%
Nordstrom, Inc.	45,300	2,186,631	2.07%
Omnicom Group, Inc.	23,800	1,954,456	1.85%
Target Corp.	31,200	1,742,520	1.65%
The Gap, Inc.	86,600	2,268,920	2.15%
The Interpublic Group of Companies, Inc.	87,600	2,064,732	1.96%
The Walt Disney Co.	18,500	2,138,600	2.03%
VF Corp.	41,100	2,245,293	2.13%
Yum! Brands, Inc.	30,300	1,992,225	1.89%
		37,514,486	35.57%

Consumer Staples – 4.11%
The Kroger Co.	61,500	1,823,475	1.73%
Whole Foods Market, Inc.	68,900	2,505,893	2.38%
		4,329,368	4.11%

Financials – 4.02%
Ameriprise Financial, Inc.	16,600	2,122,310	2.01%
T. Rowe Price Group, Inc.	29,900	2,119,611	2.01%
		4,241,921	4.02%

Health Care – 15.50%
AbbVie, Inc.	33,400	2,202,396	2.09%
AmerisourceBergen Corp.	22,200	1,821,510	1.73%
Biogen, Inc. (a)	7,500	2,034,075	1.93%
Cardinal Health, Inc.	25,900	1,880,081	1.78%
Gilead Sciences, Inc.	30,200	2,070,210	1.96%
HCA Holdings, Inc. (a)	24,300	2,046,303	1.94%

The accompanying notes are an integral part of these financial statements.
HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Health Care (Continued)
McKesson Corp.	14,300	$1,977,547	1.88%
Varian Medical Systems, Inc. (a)	25,500	2,313,870	2.19%
		16,345,992	15.50%

Industrials – 23.07%
Alaska Air Group, Inc.	20,800	1,769,872	1.68%
American Airlines Group, Inc.	44,800	1,909,376	1.81%
Cummins, Inc.	13,900	2,098,066	1.99%
Deere & Co.	18,600	2,075,946	1.97%
Delta Air Lines, Inc.	42,000	1,908,480	1.81%
J.B. Hunt Transport Services, Inc.	20,600	1,846,996	1.75%
Lockheed Martin Corp.	7,900	2,128,655	2.02%
Rockwell Collins, Inc.	22,300	2,321,207	2.20%
Southwest Airlines Co.	38,200	2,147,604	2.04%
Union Pacific Corp.	18,800	2,104,848	1.99%
United Continental Holdings, Inc. (a)	28,200	1,979,922	1.88%
United Parcel Service, Inc., Class B	19,000	2,041,740	1.93%
		24,332,712	23.07%

Information Technology – 12.30%
Apple, Inc.	15,250	2,190,663	2.08%
HP, Inc.	130,200	2,450,364	2.32%
International Business Machines Corp.	11,500	1,843,335	1.75%
KLA-Tencor Corp.	23,200	2,278,704	2.16%
Skyworks Solutions, Inc.	22,000	2,194,280	2.08%
The Western Union Co.	101,400	2,013,804	1.91%
		12,971,150	12.30%

Materials – 1.94%
Air Products and Chemicals, Inc.	14,600	2,051,300	1.94%

Telecommunication Services – 1.82%
Verizon Communications, Inc.	41,700	1,914,447	1.82%

Total Common Stocks
(Cost $94,159,387)		103,701,376	98.33%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 1.85%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.85%
Fidelity Government Portfolio, Institutional Class, 0.60% (b)	1,948,408	$1,948,408	1.85%

Total Short-Term Investments
(Cost $1,948,408)		1,948,408	1.85%

Total Investments
(Cost $96,107,795) – 100.18%		105,649,784	100.18%

Liabilities in Excess of Other Assets – (0.18)%		(190,525)	(0.18)%

TOTAL NET ASSETS – 100.00%		$105,459,259	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$37,514,486	$—	$—	$37,514,486
Consumer Staples	4,329,368	—	—	4,329,368
Financials	4,241,921	—	—	4,241,921
Health Care	16,345,992	—	—	16,345,992
Industrials	24,332,712	—	—	24,332,712
Information Technology	12,971,150	—	—	12,971,150
Materials	2,051,300	—	—	2,051,300
Telecommunication Services	1,914,447	—	—	1,914,447
Total Common Stocks	$103,701,376	$—	$—	$103,701,376
Short-Term Investments
Money Market Funds	$1,948,408	$—	$—	$1,948,408
Total Short-Term Investments	$1,948,408	$—	$—	$1,948,408
Total Investments	$105,649,784	$—	$—	$105,649,784

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $96,107,795)	$105,649,784
Dividends and interest receivable	98,365
Receivable for fund shares sold	89
Prepaid expenses and other assets	20,743
Total Assets	105,768,981

LIABILITIES:
Payable for fund shares redeemed	62,868
Payable to advisor	64,716
Payable to administrator	17,546
Payable to auditor	13,202
Accrued distribution fees	122,483
Accrued interest payable	287
Accrued service fees	7,699
Accrued trustees fees	3,209
Accrued expenses and other payables	17,712
Total Liabilities	309,722
NET ASSETS	$105,459,259

NET ASSETS CONSIST OF:
Capital stock	$91,249,061
Accumulated net investment income	602,229
Accumulated net realized gain on investments	4,065,980
Unrealized net appreciation on investments	9,541,989
Total Net Assets	$105,459,259

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$92,696,199
Shares issued and outstanding	8,165,680
Net asset value, offering price and redemption price per share	$11.35

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$12,763,060
Shares issued and outstanding	1,114,743
Net asset value, offering price and redemption price per share	$11.45

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,251,491
Interest income	6,218
Total investment income	1,257,709

EXPENSES:
Investment advisory fees (See Note 5)	400,498
Distribution fees – Investor Class (See Note 5)	71,581
Administration, fund accounting, custody and transfer agent fees (See Note 5)	51,963
Service fees – Investor Class (See Note 5)	47,721
Sub-transfer agent expenses – Investor Class (See Note 5)	20,295
Sub-transfer agent expenses – Institutional Class (See Note 5)	3,044
Federal and state registration fees	16,106
Compliance expense (See Note 5)	12,927
Audit fees	11,007
Reports to shareholders	7,655
Trustees’ fees and expenses	7,411
Legal fees	300
Interest expense (See Note 7)	287
Other expenses	4,685
Total expenses	655,480
NET INVESTMENT INCOME	$602,229

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$8,753,603
Net change in unrealized appreciation on investments	2,401,195
Net gain on investments	11,154,798
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,757,027

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$602,229	$1,258,574
Net realized gain (loss) on investments	8,753,603	(4,660,170)
Net change in unrealized appreciation on investments	2,401,195	5,641,171
Net increase in net assets resulting from operations	11,757,027	2,239,575

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(1,086,070)	(1,432,337)
Institutional Class	(172,457)	(220,462)
Net realized gains
Investor Class	—	(19,800,250)
Institutional Class	—	(2,853,456)
Total distributions	(1,258,527)	(24,306,505)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	5,907,337	3,720,536
Proceeds from shares subscribed – Institutional Class	598,491	414,799
Dividends reinvested – Investor Class	1,010,431	20,149,648
Dividends reinvested – Institutional Class	169,405	2,974,276
Cost of shares redeemed – Investor Class	(11,185,776)	(15,493,334)
Cost of shares redeemed – Institutional Class	(1,505,536)	(2,192,433)
Net increase (decrease) in net assets derived
from capital share transactions	(5,005,648)	9,573,492
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,492,852	(12,493,438)

NET ASSETS:
Beginning of period	99,966,407	112,459,845
End of period	$105,459,259	$99,966,407
Undistributed net investment income, end of period	$602,229	$1,258,527

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	532,001	366,149
Shares sold – Institutional Class	53,252	40,906
Shares issued to holders as reinvestment
of dividends – Investor Class	92,024	2,044,705
Shares issued to holders as reinvestment
of dividends – Institutional Class	15,303	299,398
Shares redeemed – Investor Class	(1,000,552)	(1,461,302)
Shares redeemed – Institutional Class	(134,213)	(214,449)
Net increase (decrease) in shares outstanding	(442,185)	1,075,407

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.27

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gains on investments	1.14
Total from investment operations	1.20

Less distributions:
Dividends from net investment income	(0.12)
Dividends from net realized gains	—
Total distributions	(0.12)
Net asset value, end of period	$11.35

TOTAL RETURN	11.76	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$92.70
Ratio of expenses to average net assets	1.24	%(2)
Ratio of net investment income to average net assets	1.08	%(2)
Portfolio turnover rate(3)	60	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.
HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$12.99	$15.16	$13.56	$10.77	$12.37

0.09	0.17	0.15	0.14	0.13
0.08	0.04	2.28	2.77	0.80
0.17	0.21	2.43	2.91	0.93

(0.16)	(0.14)	(0.15)	(0.10)	(0.07)
(2.73)	(2.24)	(0.68)	(0.02)	(2.46)
(2.89)	(2.38)	(0.83)	(0.12)	(2.53)
$10.27	$12.99	$15.16	$13.56	$10.77

2.63%	1.11%	18.73%	27.32%	9.14%

$87.73	$98.64	$105.51	$88.77	$75.83
1.25%	1.09%	1.15%	1.19%	1.27%
1.22%	1.37%	1.12%	1.10%	1.35%
53%	79%	57%	73%	0%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.37

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gains on investments	1.16
Total from investment operations	1.23

Less distributions:
Dividends from net investment income	(0.15)
Dividends from net realized gains	—
Total distributions	(0.15)
Net asset value, end of period	$11.45

TOTAL RETURN	11.90	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.76
Ratio of expenses to average net assets:
Before expense reimbursement	0.99	%(2)
After expense reimbursement	0.99	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.33	%(2)
After expense reimbursement	1.33	%(2)
Portfolio turnover rate(3)	60	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$13.10	$15.30	$13.68	$10.85	$12.44

0.13	0.20	0.17	0.09	0.07
0.07	0.02	2.30	2.88	0.89
0.20	0.22	2.47	2.97	0.96

(0.17)	(0.16)	(0.17)	(0.12)	(0.09)
(2.76)	(2.26)	(0.68)	(0.02)	(2.46)
(2.93)	(2.42)	(0.85)	(0.14)	(2.55)
$10.37	$13.10	$15.30	$13.68	$10.85

2.92%	1.19%	18.96%	27.63%	9.43%

$12.24	$13.82	$14.88	$16.19	$33.94

1.01%	0.99%	1.06%	1.10%	1.41%
1.01%	0.99%	0.98%	0.98%	0.98%

1.47%	1.47%	1.21%	1.38%	6.44%
1.47%	1.47%	1.30%	1.50%	6.87%
53%	79%	57%	73%	0%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

15

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Large Growth Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term growth of capital.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

j).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

HENNESSY FUNDS	1-800-966-4354

17

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

k).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.

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NOTES TO THE FINANCIAL STATEMENTS

To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

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4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $62,838,598 and $69,297,966, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.74%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

In the past, the Advisor had contractually agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses exceeded 0.98% of the Fund’s net assets for Institutional Class shares of the Fund (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items).  The expense limitation agreement was terminated by the Board as of February 28, 2015.

For a period of three years after the year in which the Advisor waived or reimbursed expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses.  As of April 30, 2017, cumulative expenses subject to potential recovery under the aforementioned conditions were $238 for Institutional Class shares, which will expire on October 31, 2018.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of
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NOTES TO THE FINANCIAL STATEMENTS

prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the

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Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $14,287 and 3.75%, respectively.  The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $589,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$92,974,941
Gross tax unrealized appreciation	$13,252,735
Gross tax unrealized depreciation	(6,115,632)
Net tax unrealized appreciation	$7,137,103
Undistributed ordinary income	$1,258,527
Undistributed long-term capital gains	—
Total distributable earnings	$1,258,527
Other accumulated loss	$(4,683,932)
Total accumulated gain	$3,711,698

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards that expire as follows:

$ 46,889	Indefinite ST
$3,837,043	Indefinite LT

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any post-December late year ordinary loss deferrals.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$1,258,527	$1,652,846
Long-term capital gain	—	22,653,659
	$1,258,527	$24,306,505

(1) Ordinary income includes short-term gain or loss.

9).  EVENTS SUBSEQUENT TO PERIOD END/AGREEMENT AND PLAN OF REORGANIZATION

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than as disclosed below.

In June 2017, the Board approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund and the Hennessy Cornerstone Mid Cap 30 Fund, and
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NOTES TO THE FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds, a Delaware statutory trust, on behalf of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund, and the Rainier Large Cap Equity Fund.  The Agreement and Plan of Reorganization provides for, among other things, the transfer of all of the assets of the Rainier Large Cap Equity Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Rainier Large Cap Equity Fund by the Fund.  Both of the Rainier Large Cap Equity Fund and the Fund have substantially similar investment objectives.  It is anticipated that the reorganization will be effective during the Fund’s fourth fiscal quarter of 2017.

The Fund has filed a preliminary proxy statement/prospectus on Form N-14, which sets forth the proposed reorganization to be submitted to shareholders of the Rainier Large Cap Equity Fund for their approval.  Shareholders of the Rainier Large Cap Equity Fund are urged to read the definitive proxy statement/prospectus when it becomes available, because it will contain important information about the proposed reorganization.

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,117.60	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

Institutional Class
Actual	$1,000.00	$1,119.00	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Investor Class shares or 0.99% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY CORNERSTONE
VALUE FUND

Investor Class  HFCVX
Institutional Class  HICVX

hennessyfunds.com  |  1-800-966-4354

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CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Quarterly Schedule of Investments	28
Federal Tax Distribution Information	28
Householding of Reports and Prospectuses	28
Board Approval of Investment Advisory Agreement	29

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone Value Fund –
Investor Class (HFCVX)	9.88%	13.53%	10.48%	5.10%
Hennessy Cornerstone Value Fund –
Institutional Class (HICVX)(2)	10.08%	13.92%	10.71%	5.34%
Russell 1000® Value Index	11.69%	16.55%	13.32%	5.53%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

Expense ratios: 1.22% (Investor Class); 0.95% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell 1000® Value Index is an unmanaged index commonly used to measure the performance of U.S. large-capitalization value stocks. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY CORNERSTONE VALUE FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Las Vegas Sands Corp.	2.22%
Caterpillar, Inc.	2.10%
HP, Inc.	2.09%
Thomson Reuters Corp.	2.09%
AbbVie, Inc.	2.08%
Eaton Corp. PLC	2.05%
CenturyLink, Inc.	2.05%
The Boeing Co.	2.04%
The Coca-Cola Co.	2.02%
AstraZeneca PLC	2.02%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 98.30%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 11.61%
Ford Motor Co.	432,745	$4,963,585	1.80%
General Motors Co.	146,200	5,064,368	1.84%
Las Vegas Sands Corp.	103,400	6,099,566	2.22%
Target Corp.	81,100	4,529,435	1.64%
Thomson Reuters Corp. (a)	126,400	5,742,352	2.09%
VF Corp.	101,700	5,555,871	2.02%
		31,955,177	11.61%

Consumer Staples – 7.77%
Altria Group, Inc.	72,500	5,204,050	1.89%
General Mills, Inc.	87,900	5,055,129	1.84%
Philip Morris International, Inc.	50,100	5,553,084	2.02%
The Coca-Cola Co.	129,200	5,574,980	2.02%
		21,387,243	7.77%

Energy – 19.41%
BP PLC – ADR (a)	161,100	5,528,952	2.01%
Chevron Corp.	48,975	5,225,632	1.90%
Exxon Mobil Corp.	66,510	5,430,542	1.97%
Occidental Petroleum Corp.	83,160	5,117,666	1.86%
Phillips 66	69,200	5,505,552	2.00%
Royal Dutch Shell PLC, Class A – ADR (a)	104,300	5,443,417	1.98%
Statoil ASA – ADR (a)	309,200	5,080,156	1.84%
Suncor Energy, Inc. (a)	171,300	5,371,968	1.95%
Total S.A. – ADR (a)	107,400	5,495,658	2.00%
Valero Energy Corp.	80,915	5,227,918	1.90%
		53,427,461	19.41%

Financials – 12.97%
Bank of Montreal (a)	70,600	5,002,010	1.82%
Bank of Nova Scotia (a)	88,000	4,895,440	1.78%
HSBC Holdings PLC – ADR (a)	132,700	5,463,259	1.98%
Manulife Financial Corp. (a)	296,500	5,203,575	1.89%
MetLife, Inc.	102,800	5,326,068	1.93%
Royal Bank of Canada (a)	73,100	5,005,888	1.82%
Toronto-Dominion Bank (a)	102,100	4,807,889	1.75%
		35,704,129	12.97%

The accompanying notes are an integral part of these financial statements.
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6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Health Care – 9.72%
AbbVie, Inc.	86,900	$5,730,186	2.08%
AstraZeneca PLC – ADR (a)	183,800	5,559,950	2.02%
GlaxoSmithKline PLC – ADR (a)	129,800	5,308,820	1.93%
Pfizer, Inc.	157,500	5,342,400	1.94%
Teva Pharmaceutical Industries Ltd. – ADR (a)	152,500	4,815,950	1.75%
		26,757,306	9.72%

Industrials – 12.01%
Caterpillar, Inc.	56,500	5,777,690	2.10%
Eaton Corp. PLC (a)	74,500	5,635,180	2.05%
Emerson Electric Co.	89,200	5,376,976	1.96%
General Electric Co.	178,734	5,181,499	1.88%
The Boeing Co.	30,400	5,618,832	2.04%
United Parcel Service, Inc., Class B	50,800	5,458,968	1.98%
		33,049,145	12.01%

Information Technology – 7.61%
Cisco Systems, Inc.	157,210	5,356,145	1.95%
HP, Inc.	305,700	5,753,274	2.09%
International Business Machines Corp.	29,800	4,776,642	1.73%
QUALCOMM, Inc.	94,300	5,067,682	1.84%
		20,953,743	7.61%

Materials – 5.68%
International Paper Co.	102,500	5,531,925	2.01%
LyondellBasell Industries NV (a)	58,400	4,949,984	1.80%
Rio Tinto PLC – ADR (a)	129,400	5,152,708	1.87%
		15,634,617	5.68%

Telecommunication Services – 11.52%
AT&T, Inc.	127,360	5,047,277	1.83%
BCE, Inc. (a)	121,500	5,536,755	2.01%
CenturyLink, Inc.	219,500	5,634,565	2.05%
China Mobile Ltd. – ADR (a)	96,000	5,118,720	1.86%
Verizon Communications, Inc.	106,600	4,894,006	1.78%
Vodafone Group PLC – ADR (a)	209,700	5,492,043	1.99%
		31,723,366	11.52%
Total Common Stocks
(Cost $252,437,348)		270,592,187	98.30%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 1.75%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.75%
Fidelity Government Portfolio, Institutional Class, 0.60% (b)	4,812,965	$4,812,965	1.75%

Total Short-Term Investments
(Cost $4,812,965)		4,812,965	1.75%

Total Investments
(Cost $257,250,313) – 100.05%		275,405,152	100.05%

Liabilities in Excess of Other Assets – (0.05)%		(141,514)	(0.05)%

TOTAL NET ASSETS – 100.00%		$275,263,638	100.00%

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$31,955,177	$—	$—	$31,955,177
Consumer Staples	21,387,243	—	—	21,387,243
Energy	53,427,461	—	—	53,427,461
Financials	35,704,129	—	—	35,704,129
Health Care	26,757,306	—	—	26,757,306
Industrials	33,049,145	—	—	33,049,145
Information Technology	20,953,743	—	—	20,953,743
Materials	15,634,617	—	—	15,634,617
Telecommunication Services	31,723,366	—	—	31,723,366
Total Common Stocks	$270,592,187	$—	$—	$270,592,187
Short-Term Investments
Money Market Funds	$4,812,965	$—	$—	$4,812,965
Total Short-Term Investments	$4,812,965	$—	$—	$4,812,965
Total Investments	$275,405,152	$—	$—	$275,405,152

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $257,250,313)	$275,405,152
Dividends and interest receivable	469,995
Receivable for fund shares sold	250
Prepaid expenses and other assets	24,440
Total Assets	275,899,837

LIABILITIES:
Payable for fund shares redeemed	4,847
Payable to advisor	167,826
Payable to administrator	45,001
Payable to auditor	17,715
Accrued distribution fees	334,094
Accrued service fees	22,192
Accrued trustees fees	3,189
Accrued expenses and other payables	41,335
Total Liabilities	636,199
NET ASSETS	$275,263,638

NET ASSETS CONSIST OF:
Capital stock	$218,624,559
Accumulated net investment income	1,132,188
Accumulated net realized gain on investments	37,352,860
Unrealized net appreciation on investments	18,154,031
Total Net Assets	$275,263,638

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$269,228,909
Shares issued and outstanding	13,642,263
Net asset value, offering price and redemption price per share	$19.73

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$6,034,729
Shares issued and outstanding	305,571
Net asset value, offering price and redemption price per share	$19.75

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$2,769,714
Interest income	9,778
Total investment income	2,779,492

EXPENSES:
Investment advisory fees (See Note 5)	674,713
Distribution fees – Investor Class (See Note 5)	134,277
Service fees – Investor Class (See Note 5)	89,518
Administration, fund accounting, custody and transfer agent fees (See Note 5)	87,294
Sub-transfer agent expenses – Investor Class (See Note 5)	62,663
Sub-transfer agent expenses – Institutional Class (See Note 5)	747
Federal and state registration fees	15,723
Compliance expense (See Note 5)	12,927
Audit fees	12,669
Reports to shareholders	8,083
Trustees’ fees and expenses	7,951
Other expenses	5,457
Total expenses	1,112,022
NET INVESTMENT INCOME	$1,667,470

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$40,568,355
Net change in unrealized appreciation on investments	(31,378,086)
Net gain on investments	9,190,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,857,739

(1)	Net of foreign taxes withheld and issuance fees of $107,796.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$1,667,470	$2,958,133
Net realized gain on investments	40,568,355	1,221,525
Net change in unrealized appreciation on investments	(31,378,086)	3,724,830
Net increase in net assets resulting from operations	10,857,739	7,904,488

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(2,916,316)	(3,068,445)
Institutional Class	(52,044)	(41,663)
Total distributions	(2,968,360)	(3,110,108)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the Reorganization –
Investor Class (See Note 9)	141,680,285	—
Proceeds from shares issued in the Reorganization –
Institutional Class (See Note 9)	3,258,094	—
Proceeds from shares subscribed – Investor Class	1,489,661	1,543,678
Proceeds from shares subscribed – Institutional Class	1,113,013	427,866
Dividends reinvested – Investor Class	2,640,562	2,748,595
Dividends reinvested – Institutional Class	33,704	26,592
Cost of shares redeemed – Investor Class	(10,898,943)	(12,330,203)
Cost of shares redeemed – Institutional Class	(355,463)	(410,243)
Net increase (decrease) in net assets derived
from capital share transactions	138,960,913	(7,993,715)
TOTAL INCREASE (DECREASE) IN NET ASSETS	146,850,292	(3,199,335)

NET ASSETS:
Beginning of period	128,413,346	131,612,681
End of period	$275,263,638	$128,413,346
Undistributed net investment income, end of period	$1,132,188	$2,433,078

CHANGES IN SHARES OUTSTANDING:
Shares issued in the Reorganization – Investor Class	7,092,199	—
Shares issued in the Reorganization – Institutional Class	163,058	—
Shares sold – Investor Class	76,889	88,366
Shares sold – Institutional Class	56,667	24,407
Shares issued to holders as reinvestment
of dividends – Investor Class	138,105	162,543
Shares issued to holders as reinvestment
of dividends – Institutional Class	1,763	1,573
Shares redeemed – Investor Class	(557,022)	(701,433)
Shares redeemed – Institutional Class	(18,146)	(22,974)
Net increase (decrease) in shares outstanding	6,953,513	(447,518)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.36

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gains (losses) on investments	1.64
Total from investment operations	1.80

Less distributions:
Dividends from net investment income	(0.43)
Total distributions	(0.43)
Net asset value, end of period	$19.73

TOTAL RETURN	9.88	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$269.23
Ratio of expenses to average net assets	1.22	%(2)
Ratio of net investment income to average net assets	1.83	%(2)
Portfolio turnover rate(3)	87	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$17.69	$18.41	$16.90	$14.02	$12.84

0.43	0.44	0.39	0.42	0.37
0.67	(0.75)	1.55	2.84	1.23
1.10	(0.31)	1.94	3.26	1.60

(0.43)	(0.41)	(0.43)	(0.38)	(0.42)
(0.43)	(0.41)	(0.43)	(0.38)	(0.42)
$18.36	$17.69	$18.41	$16.90	$14.02

6.41%	(1.77)%	11.69%	23.84%	12.79%

$126.53	$129.86	$145.04	$138.94	$124.99
1.25%	1.10%	1.17%	1.22%	1.26%
2.33%	2.32%	2.18%	2.60%	2.67%
36%	46%	34%	41%	47%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.40

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gains (losses) on investments	1.68
Total from investment operations	1.84

Less distributions:
Dividends from net investment income	(0.49)
Total distributions	(0.49)
Net asset value, end of period	$19.75

TOTAL RETURN	10.08	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.03
Ratio of expenses to average net assets:
Before expense reimbursement	0.95	%(2)
After expense reimbursement	0.95	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.02	%(2)
After expense reimbursement	2.02	%(2)
Portfolio Turnover(3)	87	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$17.67	$18.41	$16.92	$14.04	$12.86

0.48	0.53	0.59	0.50	0.45
0.67	(0.83)	1.37	2.80	1.19
1.15	(0.30)	1.96	3.30	1.64

(0.42)	(0.44)	(0.47)	(0.42)	(0.46)
(0.42)	(0.44)	(0.47)	(0.42)	(0.46)
$18.40	$17.67	$18.41	$16.92	$14.04

6.72%	(1.72)%	11.82%	24.13%	13.13%

$1.88	$1.75	$10.65	$4.09	$2.53

0.95%	1.00%	1.03%	1.10%	1.20%
0.95%	1.00%	0.98%	0.98%	0.98%

2.63%	2.43%	2.30%	2.64%	2.72%
2.63%	2.43%	2.35%	2.76%	2.94%
36%	46%	34%	41%	47%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Value Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is total return, consisting of capital appreciation and current income.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

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k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in
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NOTES TO THE FINANCIAL STATEMENTS

valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In

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addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

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NOTES TO THE FINANCIAL STATEMENTS

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $164,868,869 and $170,847,467, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.74%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

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U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

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NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$113,352,695
Gross tax unrealized appreciation	$19,322,753
Gross tax unrealized depreciation	(4,220,882)
Net tax unrealized appreciation	$15,101,871
Undistributed ordinary income	$2,433,078
Undistributed long-term capital gains	—
Total distributable earnings	$2,433,078
Other accumulated loss	$(2,900,508)
Total accumulated gain	$14,634,441

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards of $2,900,273 that expire on October 31, 2017.

During the fiscal year ended October 31, 2016, the Fund’s most recent fiscal year, the capital loss carryforwards utilized for the Fund were $1,094,478.

Capital losses sustained in the fiscal year ended October 31, 2012, and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any post-December late year ordinary loss deferrals.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$2,968,360	$3,110,108
Long-term capital gain	—	—
	$2,968,360	$3,110,108

(1) Ordinary income includes short-term gain/loss.

9).  AGREEMENT AND PLAN OF REORGANIZATION

On December 27, 2016, the Board of the Trust approved and declared advisable the reorganization of the Hennessy Large Value Fund (the “Large Value Fund”) into the Fund.  The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies.  The reorganization provided for the transfer of assets of the Large Value Fund to the Fund and the assumption of the liabilities of the Large Value Fund by the Fund.  Following the reorganization, the Fund held the assets of the Large Value Fund that it acquired until the Fund rebalanced its portfolio in the winter,

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pursuant to its customary procedures.  The reorganization was effective as of the close of business on February 27, 2017.  The following tables illustrate the specifics of the Fund’s reorganization:

Shares issued
	to Shareholders	Cornerstone
Large Value Fund	of Large Value	Value Fund	Combined	Tax Status
Net Assets	Fund	Net Assets	Net Assets	of Transfer
$144,938,380(1)	7,255,257	$138,339,221	$283,277,601	Non-taxable

(1)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(1,609,268) and $34,112,735, respectively.

Assuming the reorganization had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) for the six months ended April 30, 2017, would have been as follows:

Net investment income	$2,259,399
Net realized gain on investments	$41,278,591
Net change in unrealized appreciation on investments	$19,259,619
Net increase in net assets resulting from operations	$62,797,609

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Value Fund and the Fund that have been included in the Fund’s Statement of Operations since February 27, 2017.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,098.80	$6.35
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

Institutional Class
Actual	$1,000.00	$1,100.80	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.22% for Investor Class shares or 0.95% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee.

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund;

(iv)	manages proxy voting for the Fund; and

(v)	holds a perpetual, royalty-free, exclusive license to the formula used for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

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(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY TOTAL RETURN FUND

Investor Class  HDOGX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	14
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Federal Tax Distribution Information	25
Householding of Reports and Prospectuses	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354
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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Total
Return Fund (HDOGX)	6.14%	8.82%	8.16%	4.34%
75/25 Blended DJIA/Treasury Index	12.55%	15.50%	9.36%	6.06%
Dow Jones Industrial Average	16.88%	20.90%	12.44%	7.64%

Expense ratio: 1.45%

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day U.S. Treasury Bill Index.  The Dow Jones Industrial Average is an unmanaged index commonly used to measure the performance of U.S. stocks. The BofA Merrill Lynch 90-day U.S. Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days. One cannot invest directly in an index.

The expense ratio presented is from the most recent prospectus.  The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY TOTAL RETURN FUND
(% of Net Assets)

TOP TEN HOLDINGS	% NET ASSETS
U.S. Treasury Bill, 0.760%, 06/22/2017	24.48%
U.S. Treasury Bill, 0.820%, 07/20/2017	24.45%
U.S. Treasury Bill, 0.750%, 05/18/2017	21.00%
Caterpillar, Inc.	7.60%
Cisco Systems, Inc.	7.49%
Pfizer, Inc.	6.61%
International Business Machines Corp.	6.58%
Chevron Corp.	6.54%
Exxon Mobil Corp.	6.15%
Verizon Communications, Inc.	5.82%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

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COMMON STOCKS – 69.19%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 4.83%
McDonald’s Corp.	29,600	$4,141,928	4.83%
Procter & Gamble Co.	32,300	2,820,759	3.29%
The Coca-Cola Co.	106,200	4,582,530	5.35%
		7,403,289	8.64%

Energy – 12.69%
Chevron Corp.	52,500	5,601,750	6.54%
Exxon Mobil Corp.	64,600	5,274,590	6.15%
		10,876,340	12.69%

Health Care – 7.73%
Merck & Co., Inc.	15,400	959,882	1.12%
Pfizer, Inc.	167,100	5,668,032	6.61%
		6,627,914	7.73%

Industrials – 15.06%
Caterpillar, Inc.	63,700	6,513,962	7.60%
General Electric Co.	57,800	1,675,622	1.96%
The Boeing Co.	25,500	4,713,165	5.50%
		12,902,749	15.06%

Information Technology – 14.42%
Cisco Systems, Inc.	188,500	6,422,195	7.49%
Intel Corp.	8,200	296,430	0.35%
International Business Machines Corp.	35,200	5,642,208	6.58%
		12,360,833	14.42%

Telecommunication Services – 5.82%
Verizon Communications, Inc.	108,700	4,990,417	5.82%

Total Common Stocks
(Cost $51,937,417)		59,303,470	69.19%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
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SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 72.91%	Number of Shares/		% of
	Par Amount	Value	Net Assets
Money Market Funds – 2.98%
Fidelity Government Portfolio, Institutional Class, 0.60% (a)	2,552,449	$2,552,449	2.98%

U.S. Treasury Bills (c) – 69.93%
0.750%, 05/18/2017 (b)	18,000,000	17,995,941	21.00%
0.760%, 06/22/2017 (b)	21,000,000	20,977,553	24.48%
0.820%, 07/20/2017 (b)	21,000,000	20,964,154	24.45%
		59,937,648	69.93%
Total Short-Term Investments
(Cost $62,489,544)		62,490,097	72.91%

Total Investments
(Cost $114,426,961) – 142.10%		121,793,567	142.10%

Liabilities in Excess of Other Assets – (42.10)%		(36,086,199)	(42.10)%

TOTAL NET ASSETS – 100.00%		$85,707,368	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of April 30, 2017.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$4,141,928	$—	$—	$4,141,928
Consumer Staples	7,403,289	—	—	7,403,289
Energy	10,876,340	—	—	10,876,340
Health Care	6,627,914	—	—	6,627,914
Industrials	12,902,749	—	—	12,902,749
Information Technology	12,360,833	—	—	12,360,833
Telecommunication Services	4,990,417	—	—	4,990,417
Total Common Stocks	$59,303,470	$—	$—	$59,303,470
Short-Term Investments
Money Market Funds	$2,552,449	$—	$—	$2,552,449
U.S. Treasury Bills	—	59,937,648	—	59,937,648
Total Short-Term Investments	$2,552,449	$59,937,648	$—	$62,490,097
Total Investments	$61,855,919	$59,937,648	$—	$121,793,567

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

			Principal	Maturity	Maturity
Face Value	Counterparty	Rate	Trade Date	Date	Amount
$10,794,000	Jefferies LLC	1.00%	2/24/17	5/18/17	$10,818,886
12,593,000	Jefferies LLC	1.00%	3/24/17	6/22/17	12,624,483
12,593,000	Jefferies LLC	1.00%	4/21/17	7/20/17	12,624,483
$35,980,000					$36,067,852

As of April 30, 2017, the fair value of securities held as collateral for reverse repurchase agreements was $59,937,648 as noted on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $114,426,961)	$121,793,567
Dividends and interest receivable	136,068
Receivable for fund shares sold	326
Prepaid expenses and other assets	13,451
Total Assets	121,943,412

LIABILITIES:
Payable for fund shares redeemed	55,882
Payable to advisor	42,733
Payable to administrator	14,398
Payable to auditor	13,688
Accrued distribution fees	68,770
Accrued service fees	7,122
Reverse repurchase agreements	35,980,000
Accrued interest payable	27,485
Accrued trustees fees	3,202
Accrued expenses and other payables	22,764
Total Liabilities	36,236,044
NET ASSETS	$85,707,368

NET ASSETS CONSIST OF:
Capital stock	$76,317,774
Accumulated net investment income	106,203
Accumulated net realized gain on investments	1,916,785
Unrealized net appreciation on investments	7,366,606
Total Net Assets	$85,707,368

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$85,707,368
Shares issued and outstanding	6,154,272
Net asset value, offering price and redemption price per share	$13.93

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,104,354
Interest income	145,349
Total investment income	1,249,703

EXPENSES:
Investment advisory fees (See Note 5)	271,611
Interest expense (See Notes 7 and 9)	158,507
Distribution fees – Investor Class (See Note 5)	67,903
Service fees – Investor Class (See Note 5)	45,269
Administration, fund accounting, custody and transfer agent fees (See Note 5)	43,483
Sub-transfer agent expenses – Investor Class (See Note 5)	39,583
Compliance expense (See Note 5)	12,862
Audit fees	11,528
Federal and state registration fees	10,446
Trustees’ fees and expenses	7,357
Reports to shareholders	6,744
Other expenses	3,482
Total expenses	678,775
NET INVESTMENT INCOME	$570,928

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$2,019,540
Net change in unrealized appreciation on investments	2,671,132
Net gain on investments	4,690,672
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,261,600

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$570,928	$917,219
Net realized gain on investments	2,019,540	4,429,880
Net change in unrealized appreciation on investments	2,671,132	(36,877)
Net increase in net assets resulting from operations	5,261,600	5,310,222

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(561,387)	(921,292)
Net realized gains – Investor Class	(4,428,807)	(5,932,910)
Total distributions	(4,990,194)	(6,854,202)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	16,411,705	25,999,315
Dividends reinvested – Investor Class	4,758,924	6,430,792
Cost of shares redeemed – Investor Class	(19,604,640)	(16,432,231)
Net increase in net assets derived
from capital share transactions	1,565,989	15,997,876
TOTAL INCREASE IN NET ASSETS	1,837,395	14,453,896

NET ASSETS:
Beginning of period	83,869,973	69,416,077
End of period	$85,707,368	$83,869,973
Undistributed net investment income, end of period	$106,203	$96,662

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,165,075	1,870,317
Shares issued to holders as reinvestment
of dividends – Investor Class	346,920	498,039
Shares redeemed – Investor Class	(1,418,972)	(1,198,857)
Net increase in shares outstanding	93,023	1,169,499

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Statement of Cash Flows for the six months ended April 30, 2017 (Unaudited)

Cash flows from operating activities:
Net increase in net assets from operations	$5,261,600
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Payments to purchase securities	(9,946,432)
Proceeds from sale of securities	11,989,170
(Purchase) sale of short term investments, net	(1,621,469)
Realized gain on investments in securities	(2,019,540)
Net accretion of discount on securities	(136,955)
Change in unrealized appreciation on investments in securities	(2,671,132)
(Increases) decreases in operating assets:
Decrease in dividends and interest receivable	20,779
Decrease in receivable for securities sold	2,553,727
Increase in prepaid expenses and other assets	(3,224)
Increases (decreases) in operating liabilities:
Decrease in payable to advisor	(2,339)
Decrease in payable to administrator	(618)
Increase in accrued distribution fees	4,084
Decrease in accrued service fees	(390)
Decrease in accrued interest payable	(3,052)
Decrease in accrued audit fees	(8,693)
Decrease in accrued trustee fees	(696)
Decrease in other accrued expenses and payables	(15,341)
Net cash used in operating activities	3,399,479

Cash flows from financing activities:
Increase in reverse repurchase agreements	—
Proceeds from shares sold	16,462,888
Payment on shares redeemed	(19,631,097)
Distributions paid in cash, net of reinvestments	(231,270)
Net cash provided by financing activities	(3,399,479)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Non-cash financing activities not included herein consists
of dividend reinvestment of dividends and distributions	$4,758,924
Proceeds from securities litigation	7,035

Cash paid for interest	$161,559

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

STATEMENT OF CASH FLOWS

(This Page Intentionally Left Blank.)

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13

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$13.84

Income from investment operations:
Net investment income	0.09
Net realized and unrealized gains (losses) on investments	0.75
Total from investment operations	0.84

Less distributions:
Dividends from net investment income	(0.09)
Dividends from net realized gains	(0.66)
Total distributions	(0.75)
Net asset value, end of period	$13.93

TOTAL RETURN	6.14	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$85.71
Gross ratio of expenses, including interest expense, to average net assets	1.50	%(2)
Ratio of net investment income to average net assets	1.26	%(2)
Portfolio turnover rate	16	%(1)

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$14.19	$15.27	$14.30	$12.64	$11.47

0.16	0.20	0.20	0.16	0.18
0.88	(0.02)	0.96	1.66	1.17
1.04	0.18	1.16	1.82	1.35

(0.16)	(0.20)	(0.19)	(0.16)	(0.18)
(1.23)	(1.06)	—	—	—
(1.39)	(1.26)	(0.19)	(0.16)	(0.18)
$13.84	$14.19	$15.27	$14.30	$12.64

8.20%	1.22%	8.15%	14.49%	11.78%

$83.87	$69.42	$83.89	$90.24	$77.67
1.44%	1.28%	1.34%	1.37%	1.37%
1.22%	1.40%	1.31%	1.16%	1.44%
44%	27%	23%	31%	22%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Total Return Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is total return, consisting of capital appreciation and current income.  The Fund is a non-diversified fund and offers Investor Class shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.

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NOTES TO THE FINANCIAL STATEMENTS

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid on a calendar quarter-end basis.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2017, securities with a fair value of $59,937,648, which are included in investments in securities in the Statement of Assets and Liabilities, were pledged to collateralize reverse repurchase agreements.

j).
Offsetting Assets and Liabilities – The Fund follows the financial reporting rules regarding offsetting assets and liabilities and related netting arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) that permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.  In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party,

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or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.  For additional information regarding the offsetting of assets and liabilities at April 30, 2017, please reference the table in Note 9.

k).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

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NOTES TO THE FINANCIAL STATEMENTS

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $9,946,432 and $11,982,135, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

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The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.60%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund. The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund
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20

NOTES TO THE FINANCIAL STATEMENTS

accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $163,403 and 3.75%, respectively.  The interest expensed by the Fund under the line of credit during the six months ended April 30, 2017, is included as a component of interest expense in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $4,373,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$112,794,423
Gross tax unrealized appreciation	$5,664,482
Gross tax unrealized depreciation	(1,071,697)
Net tax unrealized appreciation	$4,592,785
Undistributed ordinary income	$142,034
Undistributed long-term capital gains	4,383,369
Total distributable earnings	$4,525,403
Other accumulated loss	$—
Total accumulated gain	$9,118,188

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The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any post-December late year ordinary loss deferrals.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$606,794	$1,010,164
Long-term capital gain	4,383,400	5,844,038
	$4,990,194	$6,854,202

(1) Ordinary income includes short-term gain/loss.

9).  REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price.  Reverse repurchase agreements are regarded as a form of secured borrowing by the Fund.  Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities.  Interest payments made under reverse repurchase agreements are recorded as a component of interest expense in the Statement of Operations.

For the six months ended April 30, 2017, the average daily balance and average interest rate in effect for reverse repurchase agreements were $37,073,315 and 0.838%, respectively. Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of April 30, 2017:

Maturity Date	Amount	Interest Rate
May 18, 2017	$10,794,000	1.00%
June 22, 2017	$12,593,000	1.00%
July 20, 2017	$12,593,000	1.00%

Outstanding reverse repurchase agreements at April 30, 2017, were equal to 41.98% of the Fund’s net assets.

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NOTES TO THE FINANCIAL STATEMENTS

Below is information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, on both a gross and net basis, as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statement
		in the	in the	of Assets and Liabilities
	Gross	Statement	Statement
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Reverse
Repurchase
Agreements	$35,980,000	$—	$35,980,000	$35,980,000	$—	$—
	$35,980,000	$—	$35,980,000	$35,980,000	$—	$—

For additional information, please reference the “Offsetting Assets and Liabilities” section in Note 2.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,061.40	$7.67
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — HOUSEHOLDING

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 8.80%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

HENNESSY FUNDS	1-800-966-4354

25

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

HENNESSY FUNDS	1-800-966-4354
27

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY EQUITY AND
INCOME FUND

Investor Class  HEIFX
Institutional Class  HEIIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to the Financial Statements	24
Expense Example	32
Proxy Voting Policy and Proxy Voting Records	34
Quarterly Schedule of Investments	34
Federal Tax Distribution Information	34
Householding of Reports and Prospectuses	34
Board Approval of Investment Advisory Agreements	35

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM

LETTER TO SHAREHOLDERS

are growing at their fastest rate ince the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Equity and Income Fund –
Investor Class (HEIFX)	8.86%	8.38%	7.06%	6.10%
Hennessy Equity and Income Fund –
Institutional Class (HEIIX)	9.04%	8.85%	7.40%	6.39%
Blended Balanced Index	7.73%	10.83%	8.93%	6.10%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

Expense ratios: 1.48% (Investor Class); 1.08% (Institutional Class)

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for the period from March 12, 2010, to October 26, 2012, is that of the FBR Balanced Fund and for the periods prior to March 12, 2010, is that of the AFBA 5 Star Balanced Fund.

The Blended Balanced Index consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. The Bloomberg Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index commonly used to measure the performance of U.S. bonds. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY EQUITY AND INCOME FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Berkshire Hathaway, Inc., Class B	4.24%
Apple, Inc.	3.06%
Carnival Corp.	3.03%
Dollar Tree, Inc.	2.78%
General Dynamics Corp.	2.71%
Altria Group, Inc.	2.53%
The Progressive Corp.	2.41%
Visa, Inc., Class A	2.40%
CarMax, Inc.	2.37%
NewMarket Corp.	2.35%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS – 60.50%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 13.21%
CarMax, Inc. (a)	117,399	$6,867,841	2.37%
Carnival Corp. (b)	142,150	8,780,605	3.03%
Dollar Tree, Inc. (a)	97,160	8,041,933	2.78%
Lowe’s Companies, Inc.	54,536	4,629,016	1.60%
NIKE, Inc., Class B	94,280	5,224,055	1.80%
O’Reilly Automotive, Inc. (a)	19,010	4,717,332	1.63%
		38,260,782	13.21%

Consumer Staples – 4.96%
Altria Group, Inc.	102,047	7,324,934	2.53%
Edgewell Personal Care Co. (a)	49,702	3,553,196	1.23%
The Coca-Cola Co.	80,831	3,487,857	1.20%
		14,365,987	4.96%

Energy – 1.39%
Chevron Corp.	37,831	4,036,568	1.39%

Financials – 14.36%
Alleghany Corp. (a)	10,670	6,516,169	2.25%
Bank of America Corp.	120,619	2,815,247	0.97%
Berkshire Hathaway, Inc., Class B (a)	74,279	12,271,634	4.24%
BlackRock, Inc.	16,738	6,436,933	2.22%
The Progressive Corp.	175,360	6,965,299	2.41%
Wells Fargo & Co.	122,323	6,585,870	2.27%
		41,591,152	14.36%

Health Care – 3.65%
Bristol-Myers Squibb Co.	71,633	4,015,030	1.38%
Eli Lilly & Co.	80,010	6,565,620	2.27%
		10,580,650	3.65%

Industrials – 10.28%
Deere & Co.	52,810	5,894,124	2.03%
FedEx Corp.	19,518	3,702,565	1.28%
General Dynamics Corp.	40,590	7,865,936	2.71%
General Electric Co.	73,820	2,140,042	0.74%
Norfolk Southern Corp.	54,380	6,389,106	2.21%
Southwest Airlines Co.	67,260	3,781,357	1.31%
		29,773,130	10.28%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology – 9.32%
Alphabet, Inc., Class C (a)	7,100	$6,432,316	2.22%
Apple, Inc.	61,760	8,871,824	3.06%
Cisco Systems, Inc.	139,756	4,761,487	1.64%
Visa, Inc., Class A	76,176	6,948,775	2.40%
		27,014,402	9.32%

Materials – 2.35%
NewMarket Corp.	14,460	6,806,322	2.35%

Telecommunication Services – 0.98%
Verizon Communications, Inc.	62,018	2,847,247	0.98%

Total Common Stocks
(Cost $145,821,582)		175,276,240	60.50%

PREFERRED STOCKS – 1.78%

Consumer Staples – 0.07%
CHS, Inc., Series 4, 7.500%, 01/21/2025	7,380	213,282	0.07%

Financials – 1.62%
Aegon N.V., 6.375%, 11/30/2017 (b)	4,050	104,409	0.04%
Banc of California, Inc., Series E, 7.000%, 03/15/2021	4,065	107,153	0.04%
Bank of America Corp.
Series EE, 6.000%, 04/25/2021	3,710	95,978	0.03%
Series CC, 6.200%, 01/29/2021	2,440	63,440	0.02%
BB&T Corp.
Series F, 5.200%, 11/01/2017	4,800	120,480	0.04%
5.625%, 06/01/2021	4,575	118,126	0.04%
Capital One Financial Corp.
Series H, 6.000%, 12/01/2021	4,675	120,615	0.04%
Series F, 6.200%, 12/01/2020	4,610	123,364	0.04%
Citigroup, Inc.
Series C, 5.800%, 04/22/2018	3,935	101,169	0.04%
Series S, 6.300%, 02/12/2021	3,855	103,083	0.04%
Fannie Mae Preferred, Series S, 8.250%, 12/31/2020 (a)	10,600	77,698	0.03%
Fifth Third Bancorp, Series I, 6.625%, 12/31/2023	1,300	37,154	0.01%
First Republic Bank
Series G, 5.500%, 03/30/2021	3,610	91,802	0.03%
Series F, 5.700%, 06/30/2020	3,465	92,446	0.03%
Huntington Bancshares, Inc., Series D, 6.250%, 04/15/2021	6,290	170,459	0.06%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

PREFERRED STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
IBERIABANK Corp., Series B, 6.625%, 08/01/2025	1,920	$53,472	0.02%
ING Groep N.V., 6.125%, 01/15/2017 (b)	2,055	52,834	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, 09/01/2020	9,030	242,907	0.08%
Legg Mason, Inc.
5.450%, 09/15/2021	2,295	54,896	0.02%
6.375%, 03/15/2021	2,051	54,352	0.02%
Morgan Stanley, Series I, 6.375%, 10/15/2024	7,585	210,635	0.07%
National General Holdings Corp., Series C, 7.500%, 07/15/2021	5,135	130,275	0.05%
Northern Trust Corp., Series C, 5.850%, 10/01/2019	9,220	248,295	0.09%
PNC Financial Services Group, Inc., Series Q, 5.375%, 12/01/2017	9,785	246,973	0.09%
Regions Financial Corp.
Series A, 6.375%, 12/15/2017	4,590	119,019	0.04%
Series B, 6.375%, 09/15/2024	4,355	122,593	0.04%
State Street Corp.
Series D, 5.900%, 03/15/2024	4,465	125,645	0.04%
Series E, 6.000%, 12/15/2019	4,585	122,878	0.04%
SunTrust Banks, Inc., Series E, 5.875%, 03/15/2018	9,300	240,033	0.08%
The Allstate Corp., Series E, 6.625%, 04/15/2019	8,935	246,070	0.09%
The Charles Schwab Corp.
Series D, 5.950%, 06/01/2021	4,625	124,690	0.04%
Series C, 6.000%, 12/01/2020	4,575	125,355	0.04%
The Goldman Sachs Group, Inc.,
Series N, 6.300%, 05/10/2021	2,755	74,302	0.03%
Series K, 6.375%, 05/10/2024	2,715	77,595	0.03%
U.S. Bancorp, Series F, 6.500%, 01/15/2022 (d)	3,240	95,062	0.03%
Validus Holdings Ltd., Series A, 5.875%, 06/15/2021 (b)	5,700	141,930	0.05%
Wells Fargo & Co.
Series X, 5.500%, 09/15/2021	5,045	125,873	0.04%
Series V, 6.000%, 12/15/2020	4,610	121,888	0.04%
		4,684,948	1.62%

Utilities – 0.09%
DTE Energy Co., Series F, 6.000%, 12/15/2021	4,115	107,772	0.04%
NextEra Energy Capital Holdings, Inc., Series G, 5.700%, 05/30/2017	2,085	52,959	0.02%
The Southern Co., 6.250%, 10/15/2020	4,025	106,622	0.03%
		267,353	0.09%
Total Preferred Stocks
(Cost $5,213,362)		5,165,583	1.78%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

REITS – 0.36%	Par		% of
	Amount	Value	Net Assets
Financials – 0.36%
Apollo Commercial Real Estate Finance, Inc.	9,000	$173,610	0.06%
Chimera Investment Corp.
Series B, 8.000%, 03/30/2024 (a)	2,665	68,544	0.03%
Series A, 8.000%, 10/30/2021	4,925	126,277	0.04%
Chimera Investment Corp.	8,425	171,533	0.06%
Monmouth Real Estate Investment Corp., Series C, 6.125%, 09/15/2021	2,175	54,723	0.02%
Public Storage, Series B, 5.400%, 01/20/2021	3,275	83,709	0.03%
Starwood Property Trust, Inc.	7,675	174,146	0.06%
Two Harbors Investment Corp.	17,350	173,326	0.06%
		1,025,868	0.36%
Total REITS
(Cost $932,466)		1,025,868	0.36%

CORPORATE BONDS – 25.32%

Consumer Staples – 1.17%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	164,635	0.06%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,303,484	0.45%
2.250%, 12/05/2018	500,000	503,815	0.17%
4.125%, 05/15/2021	1,000,000	1,060,004	0.37%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	347,575	0.12%
		3,379,513	1.17%

Energy – 1.58%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,013,223	0.35%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,646,298	0.57%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	768,490	0.26%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,161,379	0.40%
		4,589,390	1.58%

Financials – 14.16%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,573,785	0.54%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,043,807	0.36%
4.875%, 06/01/2022	1,600,000	1,748,360	0.60%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	321,187	0.11%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,007,153	0.35%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	756,573	0.26%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,616,292	0.56%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

CORPORATE BONDS	Par		% of
	Amount	Value	Net Assets
Financials (Continued)
Capital One NA, 2.250%, 09/13/2021	500,000	$491,970	0.17%
Comerica, Inc., 2.125%, 05/23/2019	500,000	499,874	0.17%
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,318,264	0.45%
Discover Financial Services, 5.200%, 04/27/2022	900,000	978,377	0.34%
Fifth Third Bancorp, 2.375%, 04/25/2019	1,775,000	1,790,132	0.62%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	661,493	0.23%
Ford Motor Co., 7.450%, 07/16/2031	1,000,000	1,264,370	0.44%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	501,719	0.17%
5.625%, 05/01/2018	550,000	572,738	0.20%
6.000%, 08/07/2019	610,000	668,166	0.23%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	986,226	0.34%
KeyCorp
2.300%, 12/13/2018	2,600,000	2,614,630	0.90%
5.100%, 03/24/2021	950,000	1,041,191	0.36%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	859,402	0.30%
Merrill Lynch & Company, Inc., 6.875%, 04/25/2018	955,000	1,002,282	0.35%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	106,495	0.04%
Morgan Stanley
5.500%, 07/28/2021	2,333,000	2,599,776	0.90%
6.625%, 04/01/2018	750,000	783,143	0.27%
PNC Financial Services Group, Inc., 1.600%, 06/01/2018	1,000,000	1,000,505	0.35%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	741,125	0.26%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,499,540	0.52%
5.625%, 04/01/2024	700,000	794,341	0.27%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	1,000,000	1,007,380	0.35%
SunTrust Banks, Inc., 6.000%, 09/11/2017	250,000	253,841	0.09%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,242,816	0.43%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	1,350,000	1,378,118	0.47%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,191,726	0.41%
6.000%, 06/15/2020	1,500,000	1,663,521	0.57%
The Toronto-Dominion Bank, 2.125%, 07/02/2019 (b)	1,500,000	1,509,135	0.52%
Wachovia Corp., 5.750%, 06/15/2017	400,000	402,054	0.14%
Wells Fargo & Co., 5.625%, 12/11/2017	1,000,000	1,025,015	0.35%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	481,650	0.17%
		40,998,172	14.16%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

CORPORATE BONDS	Par		% of
	Amount	Value	Net Assets
Health Care – 2.73%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	$702,615	0.24%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,043,353	0.36%
3.625%, 05/22/2024	1,500,000	1,554,561	0.54%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,006,288	0.35%
3.625%, 05/15/2024	1,600,000	1,641,840	0.56%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	694,912	0.24%
Zoetis, Inc., 3.250%, 02/01/2023	1,250,000	1,276,083	0.44%
		7,919,652	2.73%

Information Technology – 1.17%
Apple, Inc., 4.500%, 02/23/2036	250,000	274,858	0.10%
Applied Materials, Inc., 4.300%, 06/15/2021	300,000	324,235	0.11%
Corning, Inc.
1.500%, 05/08/2018	390,000	389,255	0.13%
6.625%, 05/15/2019	695,000	758,294	0.26%
6.850%, 03/01/2029	275,000	339,797	0.12%
Juniper Networks, Inc., 4.600%, 03/15/2021	1,000,000	1,068,178	0.37%
Oracle Corp., 2.650%, 07/15/2026	250,000	241,614	0.08%
		3,396,231	1.17%

Manufacturing – 0.47%
Teva Pharmaceutical Financial Co. BV, 2.950%, 12/18/2022 (b)	1,380,000	1,362,090	0.47%

Materials – 2.14%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,036,750	0.36%
Goldcorp, Inc.
2.125%, 03/15/2018 (b)	1,250,000	1,252,984	0.43%
3.625%, 06/09/2021 (b)	750,000	775,870	0.27%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	1,034,701	0.36%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,042,643	0.36%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,061,650	0.36%
		6,204,598	2.14%

Telecommunication Services – 1.90%
AT&T, Inc.
3.000%, 02/15/2022	1,000,000	1,006,284	0.35%
5.350%, 09/01/2040	200,000	206,336	0.07%
5.800%, 02/15/2019	800,000	852,432	0.29%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,256,726	0.43%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,174,332	0.41%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

CORPORATE BONDS	Par		% of
	Amount	Value	Net Assets
Telecommunication Services (Continued)
Vodafone Group PLC, 1.500%, 02/19/2018 (b)	1,000,000	$999,073	0.35%
		5,495,183	1.90%
Total Corporate Bonds
(Cost $72,128,039)		73,344,829	25.32%

MORTGAGE BACKED SECURITIES – 5.47%

Federal Home Loan Mortgage Corp.
1.000%, 10/27/2023	1,200,000	1,193,113	0.41%
1.500%, 10/15/2042	131,317	129,668	0.05%
2.000%, 10/15/2043	130,634	129,263	0.04%
2.500%, 08/15/2040	443,232	444,024	0.15%
2.750%, 01/15/2041	105,241	106,112	0.04%
3.000%, 09/15/2039	395,791	394,859	0.14%
3.000%, 05/01/2042	1,097,731	1,102,744	0.38%
3.000%, 09/01/2042	2,091,669	2,101,525	0.73%
3.000%, 05/15/2043	404,342	414,327	0.14%
5.000%, 05/01/2020	41,665	43,388	0.01%
5.500%, 04/01/2037	99,608	113,085	0.04%

Federal National Mortgage Association
1.250%, 06/25/2043	229,067	213,899	0.07%
1.500%, 08/10/2021	1,000,000	983,160	0.34%
1.500%, 03/30/2026	1,200,000	1,194,500	0.41%
1.500%, 04/18/2028	1,000,000	989,932	0.34%
2.000%, 11/25/2040	201,919	200,498	0.07%
2.000%, 11/25/2041	151,976	150,030	0.05%
2.250%, 03/25/2039	157,832	158,742	0.06%
3.000%, 10/01/2043	3,074,835	3,088,790	1.06%
3.500%, 01/01/2042	605,783	626,473	0.22%
4.000%, 10/01/2041	799,135	845,231	0.29%
4.000%, 12/01/2041	664,812	703,160	0.24%
4.500%, 08/01/2020	42,285	43,485	0.02%
6.000%, 10/01/2037	134,212	152,203	0.05%

Government National Mortgage Association, 1.750%, 02/16/2043	346,920	340,834	0.12%

Total Mortgage Backed Securities
(Cost $15,856,880)		15,863,045	5.47%

U.S. TREASURY OBLIGATIONS – 3.94%

U.S. Treasury Bonds – 0.65%
U.S. Treasury Bonds, 3.625%, 02/15/2044	1,650,000	1,862,759	0.64%
U.S. Treasury Inflation Index Bond, 0.125%, 07/15/2022	26,483	26,744	0.01%
		1,889,503	0.65%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS	Par		% of
	Amount	Value	Net Assets
U.S. Treasury Notes – 3.29%
U.S. Treasury Notes
1.000%, 11/30/2018	750,000	$747,466	0.26%
1.125%, 01/31/2019	3,000,000	2,994,375	1.03%
1.375%, 01/15/2020	1,500,000	1,499,063	0.52%
1.625%, 02/15/2026	1,200,000	1,139,578	0.39%
1.875%, 01/31/2022	1,500,000	1,504,980	0.52%
2.125%, 05/15/2025	175,000	173,961	0.06%
2.250%, 02/15/2027	750,000	747,905	0.26%
2.625%, 11/15/2020	700,000	724,746	0.25%
		9,532,074	3.29%
Total U.S. Treasury Obligations
(Cost $11,438,919)		11,421,577	3.94%

U.S. GOVERNMENT AGENCY ISSUES – 0.63%

Finance and Insurance – 0.63%
Federal Home Loan Bank
1.250%, 10/17/2031	1,250,000	1,212,715	0.42%
5.750%, 06/15/2037	600,000	602,463	0.21%
		1,815,178	0.63%
Total U.S. Government Agency Issues
(Cost $1,924,070)		1,815,178	0.63%

INVESTMENT COMPANIES (EXCLUDING
MONEY MARKET FUNDS) – 1.06%
Apollo Investment Corp.	25,925	176,031	0.06%
Ares Capital Corp.	10,050	176,880	0.06%
FS Investment Corp.	18,075	175,327	0.06%
Gladstone Capital Corp.	17,825	175,042	0.06%
Guggenheim Credit Allocation Fund	34,000	794,580	0.28%
Hercules Capital, Inc.	11,300	175,376	0.06%
Main Street Capital Corp.	4,350	174,174	0.06%
Monroe Capital Corp.	7,300	117,384	0.04%
SPDR Barclays Capital High Yield Bond	1,000	37,140	0.01%
SPDR Barclays Short Term High Yield	4,000	112,160	0.04%
SPDR Wells Fargo Preferred Stock ETF	1,640	73,324	0.03%
TPG Specialty Lending, Inc.	8,400	175,644	0.06%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

INVESTMENT COMPANIES (EXCLUDING	Number		% of
MONEY MARKET FUNDS)	of Shares	Value	Net Assets

Triangle Capital Corp.	9,225	$174,537	0.06%
Vanguard High-Yield Corporate Fund	89,820	532,633	0.18%

Total Investments Companies (Excluding
Money Market Funds)
(Cost $2,918,015)		3,070,232	1.06%

SHORT-TERM INVESTMENTS – 0.46%

Money Market Funds – 0.46%
Fidelity Government Portfolio, Institutional Class, 0.60% (c)	1,346,640	1,346,640	0.46%

Total Short-Term Investments
(Cost $1,346,640)		1,346,640	0.46%

Total Investments
(Cost $257,579,973) – 99.52%		288,329,192	99.52%

Other Assets in Excess of Liabilities – 0.48%		1,390,172	0.48%

TOTAL NET ASSETS – 100.00%		$289,719,364	100.00%
Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of April 30, 2017.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the six-month period ended April 30, 2017, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$114,807
Purchase Cost	$93,213
Sales Cost	$(114,807)
Ending Cost	$93,213
Dividend Income	$1,197
Realized Loss	$(3,207)
Shares	3,240
Market Value	$95,062

(e)	144A security.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (see Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$38,260,782	$—	$—	$38,260,782
Consumer Staples	14,365,987	—	—	14,365,987
Energy	4,036,568	—	—	4,036,568
Financials	41,591,152	—	—	41,591,152
Health Care	10,580,650	—	—	10,580,650
Industrials	29,773,130	—	—	29,773,130
Information Technology	27,014,402	—	—	27,014,402
Materials	6,806,322	—	—	6,806,322
Telecommunication Services	2,847,247	—	—	2,847,247
Total Common Stocks	$175,276,240	$—	$—	$175,276,240
Preferred Stocks
Consumer Staples	$213,282	$—	$—	$213,282
Financials	4,684,948	—	—	4,684,948
Utilities	267,353	—	—	267,353
Total Preferred Stocks	$5,165,583	$—	$—	$5,165,583
REITS
Financials	$1,025,868	$—	$—	$1,025,868
Total REITS	$1,025,868	$—	$—	$1,025,868
Corporate Bonds
Consumer Staples	$—	$3,379,513	$—	$3,379,513
Energy	—	4,589,390	—	4,589,390
Financials	—	40,998,172	—	40,998,172
Health Care	—	7,919,652	—	7,919,652
Information Technology	—	3,396,231	—	3,396,231
Manufacturing	—	1,362,090	—	1,362,090
Materials	—	6,204,598	—	6,204,598
Telecommunication Services	—	5,495,183	—	5,495,183
Total Corporate Bonds	$—	$73,344,829	$—	$73,344,829
Mortgage Backed Securities	$—	$15,863,045	$—	$15,863,045
U.S. Treasury Obligations
U.S. Treasury Bonds	$—	$1,889,503	$—	$1,889,503
U.S. Treasury Notes	—	9,532,074	—	9,532,074
Total U.S. Treasury Obligations	$—	$11,421,577	$—	$11,421,577
U.S. Government Agency Issues	$—	$1,815,178	$—	$1,815,178
Investment Companies (Excluding
Money Market Funds)	$3,070,232	$—	$—	$3,070,232
Short-Term Investments
Money Market Funds	$1,346,640	$—	$—	$1,346,640
Total Short-Term Investments	$1,346,640	$—	$—	$1,346,640
Total Investments	$185,884,563	$102,444,629	$—	$288,329,192

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (cost $257,486,760)	$288,234,130
Investments in affiliated securities, at value (cost $93,213)	95,062
Total investments in securities, at value (cost $257,579,973)	288,329,192
Dividends and interest receivable	1,041,728
Receivable for fund shares sold	190,232
Receivable for securities sold	2,576,960
Prepaid expenses and other assets	29,232
Total Assets	292,167,344

LIABILITIES:
Payable for securities purchased	1,352,823
Payable for fund shares redeemed	727,357
Payable to advisor	192,138
Payable to administrator	50,814
Payable to auditor	10,263
Accrued distribution fees	22,929
Accrued service fees	14,529
Accrued interest payable	41
Accrued trustees fees	3,173
Accrued expenses and other payables	73,913
Total Liabilities	2,447,980
NET ASSETS	$289,719,364

NET ASSETS CONSIST OF:
Capital stock	$246,899,139
Accumulated net investment income	65,692
Accumulated net realized gain on investments	12,005,314
Unrealized net appreciation on investments	30,749,219
Total Net Assets	$289,719,364

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$175,228,969
Shares issued and outstanding	11,278,114
Net asset value, offering price and redemption price per share	$15.54

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$114,490,395
Shares issued and outstanding	7,799,776
Net asset value, offering price and redemption price per share	$14.68

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,983,887
Dividend income from affiliated securities	1,197
Interest income	1,493,088
Total investment income	3,478,172

EXPENSES:
Investment advisory fees (See Note 5)	1,224,403
Sub-transfer agent expenses – Investor Class (See Note 5)	207,799
Sub-transfer agent expenses – Institutional Class (See Note 5)	56,688
Administration, fund accounting, custody and transfer agent fees (See Note 5)	147,000
Distribution fees – Investor Class (See Note 5)	139,860
Service fees – Investor Class (See Note 5)	93,240
Federal and state registration fees	19,704
Reports to shareholders	16,860
Compliance expense (See Note 5)	12,927
Audit fees	10,264
Trustees’ fees and expenses	8,024
Interest expense (See Note 7)	2,788
Legal fees	2,480
Other expenses	14,023
Total expenses	1,956,060
NET INVESTMENT INCOME	$1,522,112

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Unaffiliated investments	$12,066,550
Affiliated investments	(3,207)
Net change in unrealized appreciation on investments	13,457,735
Net gain on investments	25,521,078
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,043,190

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$1,522,112	$3,914,804
Net realized gain on investments	12,063,343	26,643,967
Net change in unrealized appreciation
(depreciation) on investments	13,457,735	(30,923,043)
Net increase (decrease) in net
assets resulting from operations	27,043,190	(364,272)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(788,400)	(2,087,209)
Net investment income – Institutional Class	(797,024)	(1,972,744)
Net realized gains – Investor Class	(16,086,706)	(6,952,737)
Net realized gains – Institutional Class	(10,462,912)	(3,988,610)
Total distributions	(28,135,042)	(15,001,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	4,882,998	30,705,146
Proceeds from shares subscribed – Institutional Class	12,083,230	27,173,057
Dividends reinvested – Investor Class	16,473,685	8,885,747
Dividends reinvested – Institutional Class	8,760,811	4,372,535
Cost of shares redeemed – Investor Class	(47,650,558)	(120,741,346)
Cost of shares redeemed – Institutional Class	(35,696,601)	(64,754,302)
Net decrease in net assets derived
from capital share transactions	(41,146,435)	(114,359,163)
TOTAL DECREASE IN NET ASSETS	(42,238,287)	(129,724,735)

NET ASSETS:
Beginning of period	331,957,651	461,682,386
End of period	$289,719,364	$331,957,651
Undistributed net investment income, end of period	$65,692	$129,004

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	316,717	1,962,156
Shares sold – Institutional Class	832,929	1,843,177
Shares issued to holders as reinvestment
of dividends – Investor Class	1,094,109	567,440
Shares issued to holders as reinvestment
of dividends – Institutional Class	615,292	294,768
Shares redeemed – Investor Class	(3,075,312)	(7,724,036)
Shares redeemed – Institutional Class	(2,450,669)	(4,386,391)
Net decrease in shares outstanding	(2,666,934)	(7,442,886)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.61

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gains (losses) on investments	1.27
Total from investment operations	1.34

Less distributions:
Dividends from net investment income	(0.07)
Dividends from net realized gains	(1.34)
Total distributions	(1.41)
Net asset value, end of period	$15.54

TOTAL RETURN	8.86	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$175.23
Ratio of expenses to average net assets:
Before expense reimbursement	1.43	%(2)
After expense reimbursement	1.43	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.85	%(2)
After expense reimbursement	0.85	%(2)
Portfolio turnover rate(3)	10	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$16.15	$16.68	$15.77	$13.96	$12.99

0.14	0.13	0.16	0.23	0.18
(0.16)	0.11	1.41	1.81	0.99
(0.02)	0.24	1.57	2.04	1.17

(0.13)	(0.13)	(0.16)	(0.23)	(0.20)
(0.39)	(0.64)	(0.50)	—	—
(0.52)	(0.77)	(0.66)	(0.23)	(0.20)
$15.61	$16.15	$16.68	$15.77	$13.96

(0.12)%	1.43%	10.28%	14.72%	9.01%

$202.04	$292.84	$284.45	$233.25	$196.92

1.43%	1.38%	1.33%	1.36%	1.33%
1.43%	1.38%	1.33%	1.33%	1.24%

0.84%	0.83%	1.01%	1.51%	1.37%
0.84%	0.83%	1.01%	1.54%	1.46%
24%	39%	28%	52%	34%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.76

Income from investment operations:
Net investment income	0.09
Net realized and unrealized gains (losses) on investments	1.20
Total from investment operations	1.29

Less distributions:
Dividends from net investment income	(0.10)
Dividends from net realized gains	(1.27)
Total distributions	(1.37)
Net asset value, end of period	$14.68

TOTAL RETURN	9.04	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$114.49
Ratio of expenses to average net assets:
Before expense reimbursement	1.05	%(2)
After expense reimbursement	1.05	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.22	%(2)
After expense reimbursement	1.22	%(2)
Portfolio turnover rate(3)	10	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$15.28	$15.80	$14.97	$13.29	$12.38

0.18	0.19	0.20	0.25	0.22
(0.13)	0.09	1.33	1.72	0.92
0.05	0.28	1.53	1.97	1.14

(0.20)	(0.19)	(0.20)	(0.29)	(0.23)
(0.37)	(0.61)	(0.50)	—	—
(0.57)	(0.80)	(0.70)	(0.29)	(0.23)
$14.76	$15.28	$15.80	$14.97	$13.29

0.30%	1.75%	10.60%	14.99%	9.23%

$129.91	$168.84	$102.10	$85.12	$108.49

1.03%	1.04%	1.05%	1.06%	1.06%
1.03%	1.04%	1.05%	1.06%	0.99%

1.23%	1.18%	1.29%	1.95%	1.68%
1.23%	1.18%	1.29%	1.95%	1.75%
24%	39%	28%	52%	34%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Equity and Income Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term capital growth and current income.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid on a calendar quarter-end basis.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts

HENNESSY FUNDS	1-800-966-4354

based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

HENNESSY FUNDS	1-800-966-4354

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $19,141,802 and $85,095,425, respectively.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

Purchases and sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017, were $12,794,846 and $12,987,842, respectively.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.80%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the equity allocation of the Fund to The London Company of Virginia, LLC, and has delegated the day-to-day management of the fixed income allocation of the Fund to Financial Counselors, Inc.  The Advisor pays the sub-advisory fees from its own assets and these fees are not an additional expense of the Fund.  For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at the rate of 0.33% for the equity allocation and 0.27% for the fixed income allocation.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of

HENNESSY FUNDS	1-800-966-4354

new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $157,099 and 3.75%, respectively.  The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $3,495,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$312,244,344
Gross tax unrealized appreciation	$26,058,387
Gross tax unrealized depreciation	(8,825,075)
Net tax unrealized appreciation	$17,233,312
Undistributed ordinary income	$129,004
Undistributed long-term capital gains	$26,549,761
Total distributable earnings	$26,678,765
Other accumulated loss	$—
Total accumulated gain	$43,912,077

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late year ordinary losses.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$1,585,424	$4,059,953
Long-term capital gain	26,549,618	10,941,347
	$28,135,042	$15,001,300

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM

EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,088.60	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.15

Institutional Class
Actual	$1,000.00	$1,090.40	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.43% for Investor Class shares or 1.05% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSY FUNDS	1-800-966-4354

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

HENNESSYFUNDS.COM

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory Agreements

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the equity allocation of the Fund between the Advisor and The London Company, LLC, and the sub-advisory agreement for the fixed income allocation of the Fund between the Advisor and Financial Counselors, Inc. (with The London Company, LLC and Financial Counselors, Inc. herein referred to as individually as a “Sub-Advisor” and together as the “Sub-Advisors”).  As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor and the Sub-Advisors for the Fund, (iv) a written discussion of economies of scale, (v) the advisory and sub-advisory agreements, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, (xi) the Advisor’s current Form ADV Part I, (xii) a completed questionnaire from each Sub-Advisor and summary thereof, (xiii) each Sub-Advisor’s Code of Ethics, (xiv) each Sub-Advisor’s Form ADV Parts I and II, and (xv) financial information for the holding company of each Sub-Advisor.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

HENNESSY FUNDS	1-800-966-4354

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisors.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisors.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor and the Sub-Advisors from serving as an investment advisor to the Fund other than the advisory and sub-advisory fees.

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisors for the Fund and the Sub-Advisors act as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisors and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees the selection and continued employment of each Sub-Advisor, monitors each Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions, and reviews the Fund’s investment performance.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

HENNESSYFUNDS.COM

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	The Advisor reviews the written summaries prepared by the Sub-Advisors of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by each Sub-Advisor:

(a)	Each Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, each Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	Each Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.
(c)
Each Sub-Advisor prepares a written summary of the Fund’s performance (with respect to the equity allocation or the fixed income allocation, as applicable)] for the most recent twelve-month period for each annual report of the Fund.

(d)
Each Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)	The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisors. It noted that the management of the Fund,

HENNESSY FUNDS	1-800-966-4354

including the oversight of the Sub-Advisors, involves more comprehensive and substantive duties than the duties of the Sub-Advisors.  Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisors.  Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisors is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor and the Sub-Advisors manage the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisors, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor and the Sub-Advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)	The Trustees considered any benefits to the Advisor and the Sub-Advisors from serving as an advisor to the Fund other than the advisory fee or sub-advisory fees.

HENNESSYFUNDS.COM

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trustees noted that the Advisor and the Sub-Advisors may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisors from their relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisors, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY BALANCED
FUND

Investor Class  HBFBX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	22
Proxy Voting Policy and Proxy Voting Records	24
Quarterly Schedule of Investments	24
Federal Tax Distribution Information	24
Householding of Reports and Prospectuses	24
Board Approval of Investment Advisory Agreement	25

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Balanced Fund (HBFBX)	5.08%	7.01%	5.00%	3.18%
50/50 Blended DJIA/Treasury Index	8.34%	10.36%	6.39%	4.69%
Dow Jones Industrial Average	16.88%	20.90%	12.44%	7.64%

Expense ratio: 1.69%

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the BofA Merrill Lynch 1-year U.S. Treasury Note Index.  The Dow Jones Industrial Average is an unmanaged index commonly used to measure the performance of U.S. stocks. The BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index comprised of Treasury securities maturing in approximately one year. One cannot invest directly in an index.

The expense ratio presented is from the most recent prospectus.  The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY BALANCED FUND
(% of Net Assets)

TOP TEN HOLDINGS	% NET ASSETS
U.S. Treasury Bill, 0.810%, 02/01/2018	16.61%
U.S. Treasury Bill, 0.735%, 05/25/2017	8.36%
U.S. Treasury Bill, 0.760%, 06/22/2017	8.36%
U.S. Treasury Bill, 0.870%, 01/04/2018	8.31%
The Boeing Co.	6.03%
Caterpillar, Inc.	5.78%
Cisco Systems, Inc.	5.02%
Pfizer, Inc.	4.92%
Chevron Corp.	4.91%
International Business Machines Corp.	4.83%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 52.42%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 3.39%
McDonald’s Corp.	2,900	$405,797	3.39%

Consumer Staples – 4.77%
The Coca-Cola Co.	13,200	569,580	4.77%

Energy – 9.73%
Chevron Corp.	5,500	586,850	4.91%
Exxon Mobil Corp.	7,050	575,632	4.82%
		1,162,482	9.73%

Health Care – 5.55%
Merck & Co., Inc.	1,200	74,796	0.63%
Pfizer, Inc.	17,350	588,512	4.92%
		663,308	5.55%

Industrials – 13.82%
Caterpillar, Inc.	6,750	690,255	5.78%
General Electric Co.	8,300	240,617	2.01%
The Boeing Co.	3,900	720,837	6.03%
		1,651,709	13.82%

Information Technology – 10.51%
Cisco Systems, Inc.	17,600	599,632	5.02%
Intel Corp.	2,200	79,530	0.66%
International Business Machines Corp.	3,600	577,044	4.83%
		1,256,206	10.51%

Telecommunication Services – 4.65%
Verizon Communications, Inc.	12,100	555,511	4.65%

Total Common Stocks
(Cost $5,339,686)		6,264,593	52.42%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 47.96%	Number of Shares/		% of
	Par Amount	Value	Net Assets
Money Market Funds – 2.14%
Fidelity Government Portfolio, Institutional Class, 0.60% (a)	255,794	$255,794	2.14%

U.S. Treasury Bills – 45.82%
0.735%, 05/25/2017 (b)	1,000,000	999,570	8.36%
0.760%, 06/22/2017 (b)	1,000,000	999,191	8.36%
0.820%, 07/20/2017 (b)	500,000	499,147	4.18%
0.870%, 01/04/2018 (b)	1,000,000	993,315	8.31%
0.810%, 02/01/2018 (b)	2,000,000	1,985,038	16.61%
		5,476,261	45.82%
Total Short-Term Investments
(Cost $5,734,564)		5,732,055	47.96%

Total Investments
(Cost $11,074,250) – 100.38%		11,996,648	100.38%

Liabilities in Excess of Other Assets – (0.38)%		(45,053)	(0.38)%

TOTAL NET ASSETS – 100.00%		$11,951,595	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of April 30, 2017.
(b)	The rate listed is discount rate at issue.

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$405,797	$—	$—	$405,797
Consumer Staples	569,580	—	—	569,580
Energy	1,162,482	—	—	1,162,482
Health Care	663,308	—	—	663,308
Industrials	1,651,709	—	—	1,651,709
Information Technology	1,256,206	—	—	1,256,206
Telecommunication Services	555,511	—	—	555,511
Total Common Stocks	$6,264,593	$—	$—	$6,264,593
Short-Term Investments
Money Market Funds	$255,794	$—	$—	$255,794
U.S. Treasury Bills	—	5,476,261	—	5,476,261
Total Short-Term Investments	$255,794	$5,476,261	$—	$5,732,055
Total Investments	$6,520,387	$5,476,261	$—	$11,996,648

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $11,074,250)	$11,996,648
Dividends and interest receivable	12,310
Prepaid expenses and other assets	16,606
Total Assets	12,025,564

LIABILITIES:
Payable for fund shares redeemed	615
Payable to advisor	5,874
Payable to administrator	1,819
Payable to auditor	11,847
Accrued distribution fees	37,376
Accrued service fees	979
Accrued trustees fees	3,185
Accrued expenses and other payables	12,274
Total Liabilities	73,969
NET ASSETS	$11,951,595

NET ASSETS CONSIST OF:
Capital stock	$10,773,482
Accumulated net investment income	1,690
Accumulated net realized gain on investments	254,025
Unrealized net appreciation on investments	922,398
Total Net Assets	$11,951,595

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$11,951,595
Shares issued and outstanding	965,760
Net asset value, offering price and redemption price per share	$12.38

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$115,356
Interest income	17,882
Total investment income	133,238

EXPENSES:
Investment advisory fees (See Note 5)	36,183
Compliance expense (See Note 5)	12,922
Audit fees	10,298
Federal and state registration fees	9,815
Distribution fees – Investor Class (See Note 5)	9,046
Trustees’ fees and expenses	7,059
Sub-transfer agent expenses – Investor Class (See Note 5)	6,928
Service fees – Investor Class (See Note 5)	6,030
Administration, fund accounting, custody and transfer agent fees (See Note 5)	5,791
Reports to shareholders	3,453
Other expenses	1,989
Net expenses	109,514
NET INVESTMENT INCOME	$23,724

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$270,164
Net change in unrealized appreciation on investments	300,923
Net gain on investments	571,087
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$594,811

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$23,724	$46,618
Net realized gain on investments	270,164	843,528
Net change in unrealized appreciation on investments	300,923	21,866
Net increase in net assets resulting from operations	594,811	912,012

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(22,034)	(50,622)
Net realized gains – Investor Class	(845,247)	(254,142)
Total distributions	(867,281)	(304,764)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	617,324	6,936,800
Dividends reinvested – Investor Class	851,819	299,526
Cost of shares redeemed – Investor Class	(1,325,369)	(7,390,889)
Net increase (decrease) in net assets derived
from capital share transactions	143,774	(154,563)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,696)	452,685

NET ASSETS:
Beginning of period	12,080,291	11,627,606
End of period	$11,951,595	$12,080,291
Undistributed net investment income, end of period	$1,690	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	50,084	574,534
Shares issued to holders as reinvestment
of dividends – Investor Class	70,034	24,799
Shares redeemed – Investor Class	(107,061)	(586,933)
Net increase in shares outstanding	13,057	12,400

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.68

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	0.60
Total from investment operations	0.62

Less distributions:
Dividends from net investment income	(0.02)
Dividends from net realized gains	(0.90)
Total distributions	(0.92)
Net asset value, end of period	$12.38

TOTAL RETURN	5.08	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.95
Ratio of expenses to average net assets	1.82	%(2)
Ratio of net investment income to average net assets	0.39	%(2)
Portfolio turnover rate	9	%(1)

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$12.37	$12.98	$12.90	$11.88	$11.13

0.04	0.03	0.02	0.02	0.04
0.58	(0.01)	0.51	1.02	0.75
0.62	0.02	0.53	1.04	0.79

(0.04)	(0.03)	(0.01)	(0.02)	(0.04)
(0.27)	(0.60)	(0.44)	—	—
(0.31)	(0.63)	(0.45)	(0.02)	(0.04)
$12.68	$12.37	$12.98	$12.90	$11.88

5.20%	0.11%	4.26%	8.77%	7.13%

$12.08	$11.63	$12.54	$12.21	$25.17
1.68%	1.68%	1.75%	1.75%	1.54%
0.33%	0.20%	0.17%	0.14%	0.34%
51%	34%	23%	22%	17%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Balanced Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is a combination of capital appreciation and current income.  The Fund is a non-diversified fund and offers Investor Class shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.

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NOTES TO THE FINANCIAL STATEMENTS

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid on a calendar quarter-end basis.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

j).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

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3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

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NOTES TO THE FINANCIAL STATEMENTS

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $571,813 and $1,306,612, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

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5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.60%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets for such purposes. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

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NOTES TO THE FINANCIAL STATEMENTS

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$11,530,781
Gross tax unrealized appreciation	$667,411
Gross tax unrealized depreciation	(62,064)
Net tax unrealized appreciation	$605,347
Undistributed ordinary income	$43,032
Undistributed long-term capital gains	802,204
Total distributable earnings	$845,236
Other accumulated loss	$—
Total accumulated gain	$1,450,583

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any post-December late year ordinary loss deferrals.

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During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$65,072	$66,296
Long-term capital gain	802,209	238,468
	$867,281	$304,764

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,050.80	$9.25
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.82% multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 26.83%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

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26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY GAS UTILITY FUND

Investor Class  GASFX
Institutional Class  HGASX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	15
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Federal Tax Distribution Information	25
Householding of Reports and Prospectuses	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Gas Utility Fund –
Investor Class (GASFX)	6.77%	12.60%	11.05%	8.74%
Hennessy Gas Utility Fund –
Institutional Class (HGASX)(2)	6.82%	12.65%	11.06%	8.75%
AGA Stock Index	7.39%	13.91%	12.06%	9.53%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

Expense ratios: 1.01% (Investor Class); 0.64% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 1, 2017.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Gas Utility Index Fund.

The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the AGA.  Performance for the AGA Stock Index is provided monthly by the American Gas Association.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY GAS UTILITY FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Sempra Energy	5.07%
National Grid PLC	5.06%
TransCanada Corp.	4.99%
Kinder Morgan, Inc.	4.97%
Enbridge, Inc.	4.96%
Dominion Resources, Inc.	4.96%
PG&E Corp.	4.95%
Cheniere Energy, Inc.	4.93%
Atmos Energy Corp.	4.89%
The Southern Co.	4.11%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 98.21%	Number		% of
	of Shares	Value	Net Assets
Energy – 21.25%
Cheniere Energy, Inc. (a)	1,582,617	$71,771,681	4.93%
Enbridge, Inc. (b)	1,743,265	72,258,334	4.96%
EQT Corp.	349,632	20,327,605	1.40%
Kinder Morgan, Inc.	3,509,101	72,392,754	4.97%
TransCanada Corp. (b)	1,562,853	72,578,893	4.99%
		309,329,267	21.25%

Financials – 0.55%
Berkshire Hathaway, Inc., Class A (a)	32	7,928,960	0.55%

Utilities – 76.41%
Algonquin Power & Utilities Corp. (b)	538,200	5,091,372	0.35%
ALLETE, Inc.	2,175	152,054	0.01%
Alliant Energy Corp.	145,308	5,713,511	0.39%
Ameren Corp.	179,740	9,829,981	0.68%
Atmos Energy Corp.	877,736	71,114,171	4.89%
Avangrid, Inc.	106,700	4,641,450	0.32%
Avista Corp.	100,572	4,057,075	0.28%
Black Hills Corp.	82,709	5,625,866	0.39%
Centerpoint Energy, Inc.	958,328	27,341,098	1.88%
Chesapeake Utilities Corp.	104,908	7,689,756	0.53%
CMS Energy Corp.	713,648	32,399,619	2.23%
Consolidated Edison, Inc.	425,786	33,756,314	2.32%
Corning Natural Gas Holding Corp.	21,152	428,328	0.03%
Delta Natural Gas Company, Inc.	57,954	1,756,006	0.12%
Dominion Resources, Inc.	932,946	72,238,009	4.96%
DTE Energy Co.	281,754	29,468,651	2.02%
Duke Energy Corp.	384,737	31,740,803	2.18%
Entergy Corp.	12,360	942,574	0.07%
Eversource Energy	267,675	15,899,895	1.09%
Exelon Corp.	403,631	13,977,742	0.96%
Fortis, Inc. (b)	1,036,614	33,710,687	2.32%
Gas Natural, Inc.	62,218	777,725	0.05%
MDU Resources Group, Inc.	653,907	17,590,098	1.21%
MGE Energy, Inc.	51,154	3,289,202	0.23%
National Fuel Gas Co.	381,724	21,139,875	1.45%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Utilities (Continued)
National Grid PLC – ADR (b)	1,136,058	$73,696,082	5.06%
New Jersey Resources Corp.	507,084	20,460,839	1.41%
NiSource, Inc.	1,581,131	38,342,427	2.63%
Northwest Natural Gas Co.	242,403	14,447,219	0.99%
NorthWestern Corp.	82,398	4,925,752	0.34%
ONE Gas, Inc.	444,525	30,596,656	2.10%
PG&E Corp.	1,075,349	72,102,150	4.95%
PPL Corp.	505,819	19,276,762	1.32%
Public Service Enterprise Group, Inc.	721,290	31,772,825	2.18%
RGC Resources, Inc.	62,317	1,386,553	0.10%
SCANA Corp.	180,966	11,999,855	0.82%
Sempra Energy	652,640	73,761,373	5.07%
South Jersey Industries, Inc.	436,171	16,365,136	1.12%
Southwest Gas Holdings, Inc.	358,617	30,037,760	2.06%
Spire, Inc.	342,091	23,450,338	1.61%
The Southern Co.	1,199,950	59,757,510	4.11%
UGI Corp.	324,152	16,259,464	1.12%
Unitil Corp.	67,198	3,254,399	0.22%
Vectren Corp.	346,228	20,572,868	1.41%
WEC Energy Group, Inc.	814,590	49,298,987	3.39%
WGL Holdings, Inc.	349,692	28,835,602	1.98%
Xcel Energy, Inc.	470,399	21,191,475	1.46%
		1,112,163,894	76.41%

Total Common Stocks
(Cost $908,719,325)		1,429,422,121	98.21%

PARTNERSHIPS – 1.36%

Energy – 1.36%
Plains GP Holdings LP, Class A	665,055	19,798,687	1.36%

Total Partnerships
(Cost $23,374,066)		19,798,687	1.36%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 0.48%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 0.48%
Fidelity Government Portfolio, Institutional Class, 0.60% (c)	6,945,516	$6,945,516	0.48%

Total Short-Term Investments
(Cost $6,945,516)		6,945,516	0.48%

Total Investments
(Cost $939,038,907) – 100.05%		1,456,166,324	100.05%

Liabilities in Excess of Other Assets – (0.05)%		(674,404)	(0.05)%

TOTAL NET ASSETS – 100.00%		$1,455,491,920	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of April 30, 2017.

Summary of Fair Value Exposure at April 30, 2017
The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2017 (see Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$309,329,267	$—	$—	$309,329,267
Financials	7,928,960	—	—	7,928,960
Utilities	1,112,163,894	—	—	1,112,163,894
Total Common Stocks	$1,429,422,121	$—	$—	$1,429,422,121
Other Securities
Energy	$19,798,687	$—	$—	$19,798,687
Total Other Securities	$19,798,687	$—	$—	$19,798,687
Short-Term Investments
Money Market Funds	$6,945,516	$—	$—	$6,945,516
Total Short-Term Investments	$6,945,516	$—	$—	$6,945,516
Total Investments	$1,456,166,324	$—	$—	$1,456,166,324

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $939,038,907)	$1,456,166,324
Dividends and interest receivable	1,453,663
Receivable for fund shares sold	616,832
Receivable for securities sold	1,008,706
Prepaid expenses and other assets	51,167
Total Assets	1,459,296,692

LIABILITIES:
Due to custodian	107,310
Payable for securities purchased	967,940
Payable for fund shares redeemed	1,018,902
Payable to advisor	481,636
Payable to administrator	236,950
Payable to auditor	10,263
Accrued distribution fees	507,277
Accrued service fees	120,331
Accrued trustees fees	3,191
Accrued expenses and other payables	350,972
Total Liabilities	3,804,772
NET ASSETS	$1,455,491,920

NET ASSETS CONSIST OF:
Capital stock	$1,020,619,398
Accumulated net investment income	121,996
Accumulated net realized loss on investments	(82,376,891)
Unrealized net appreciation on investments	517,127,417
Total Net Assets	$1,455,491,920

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$1,453,764,490
Shares issued and outstanding	48,804,115
Net asset value, offering price and redemption price per share	$29.79

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$1,727,430
Shares issued and outstanding	58,021
Net asset value, offering price and redemption price per share	$29.77

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$21,301,613
Interest income	17,799
Total investment income	21,319,412

EXPENSES:
Investment advisory fees (See Note 5)	2,857,238
Sub-transfer agent expenses – Investor Class (See Note 5)	1,428,399
Sub-transfer agent expenses – Institutional Class (See Note 5)	89
Distribution fees – Investor Class (See Note 5)	1,071,347
Service fees – Investor Class (See Note 5)	714,200
Administration, fund accounting, custody and transfer agent fees (See Note 5)	685,774
Reports to shareholders	66,945
Federal and state registration fees	21,788
Compliance expense (See Note 5)	12,927
Trustees' fees and expenses	11,835
Legal fees	10,633
Audit fees	10,264
Interest expense (See Note 7)	4,940
Other expenses	331,977
Total expenses	7,228,356
NET INVESTMENT INCOME	$14,091,056

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$4,440,020
Net change in unrealized appreciation on investments	75,570,588
Net gain on investments	80,010,608
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,101,664

(1)	Net of foreign taxes withheld and issuance fees of $485,630.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$14,091,056	$32,778,106
Net realized gain (loss) on investments	4,440,020	(19,582,660)
Net change in unrealized appreciation on investments	75,570,588	87,366,505
Net increase in net assets resulting from operations	94,101,664	100,561,951

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(13,964,160)	(36,851,113)
Net investment income – Institutional Class	(4,900)	—
Net realized gains – Investor Class	(19,805,380)	(35,850,694)
Net realized gains – Institutional Class	—	—
Total distributions	(33,774,440)	(72,701,807)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	72,650,759	168,313,204
Proceeds from shares subscribed – Institutional Class	1,729,562	—
Dividends reinvested – Investor Class	31,854,665	68,537,893
Dividends reinvested – Institutional Class	4,900	—
Cost of shares redeemed – Investor Class	(165,993,084)	(458,991,855)
Cost of shares redeemed – Institutional Class	(7,537)	—
Net decrease in net assets derived
from capital share transactions	(59,760,735)	(222,140,758)
TOTAL INCREASE (DECREASE) IN NET ASSETS	566,489	(194,280,614)

NET ASSETS:
Beginning of period	1,454,925,431	1,649,206,045
End of period	$1,455,491,920	$1,454,925,431
Undistributed net investment
income, end of period	$121,996	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	2,516,604	6,213,940
Shares sold – Institutional Class	58,108	—
Shares issued to holders as reinvestment
of dividends – Investor Class	1,120,644	2,666,176
Shares issued to holders as reinvestment
of dividends – Institutional Class	165	—
Shares redeemed – Investor Class	(5,762,426)	(17,517,095)
Shares redeemed – Institutional Class	(252)	—
Net decrease in shares outstanding	(2,067,157)	(8,636,979)

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$28.57

Income from investment operations:
Net investment income	0.28
Net realized and unrealized gains (losses) on investments	1.62
Total from investment operations	1.90

Less distributions:
Dividends from net investment income	(0.28)
Dividends from net realized gains	(0.40)
Total distributions	(0.68)
Paid-in capital from redemption fees	—
Net asset value, end of period	$29.79

TOTAL RETURN	6.77	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,453.76
Ratio of expenses to average net assets	1.01	%(3)
Ratio of net investment income to average net assets	1.97	%(3)
Portfolio turnover rate(4)	11	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$27.69	$31.30	$26.69	$23.05	$21.21

0.62	0.69	0.62	0.62	0.58
1.58	(2.69)	5.18	4.18	1.99
2.20	(2.00)	5.80	4.80	2.57

(0.69)	(0.70)	(0.59)	(0.61)	(0.58)
(0.63)	(0.91)	(0.60)	(0.55)	(0.16)
(1.32)	(1.61)	(1.19)	(1.16)	(0.74)
—	—	0.00 (1)	0.00 (1)	0.01
$28.57	$27.69	$31.30	$26.69	$23.05

8.52%	(6.59)%	22.49%	21.70%	12.41%

$1,454.93	$1,649.21	$2,254.98	$1,182.79	$746.82
1.01%	0.93%	0.77%	0.80%	0.69%
2.25%	2.33%	2.26%	2.56%	2.72%
38%	37%	20%	18%	16%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout the period

	Period Ended
	April 30, 2017(1)
PER SHARE DATA:
Net asset value, beginning of period	$29.68

Income from investment operations:
Net investment income	0.14
Net realized and unrealized gains on investments	0.14
Total from investment operations	0.28

Less distributions:
Dividends from net investment income	(0.19)
Dividends from net realized gains	—
Total distributions	(0.19)
Net asset value, end of period	$29.77

TOTAL RETURN	0.96	%(2)(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.73
Ratio of expenses to average net assets	0.69	%(4)
Ratio of net investment income to average net assets	1.61	%(4)
Portfolio turnover rate(5)	11	%(2)

(1)	Institutional Class shares commenced operations on March 1, 2017.
(2)	Not annualized.
(3)	Actual return from inception date of March 1, 2017, to the period end of April 30, 2017.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS/NOTES TO THE FINANCIAL STATEMENTS

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Gas Utility Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund did not have Institutional Class shares until March 1, 2017.  The investment objective of the Fund is income and capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).	Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the

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amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid on a calendar quarter-end basis.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems

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NOTES TO THE FINANCIAL STATEMENTS

creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

l).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.

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Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current

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NOTES TO THE FINANCIAL STATEMENTS

sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $151,838,227 and $223,255,738, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.40%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-

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investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into an Administrative Services Agreement among the Fund, the Advisor, and the American Gas Association (“AGA”), pursuant to which the AGA provides administrative services to the Fund. These administrative services include overseeing the calculation of the AGA Stock Index. Sussex Economic Advisors, LLC performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Fund or the Advisor or make recommendations regarding the purchase or sale of securities by the Fund. Under the terms of the Administrative Services Agreement, which has been approved by the Board, AGA provides the Fund with current information regarding the common stock composition of the AGA Stock Index at least monthly. In addition, upon request, AGA provides the Fund and the Advisor with information on the natural gas industry. The Fund pays AGA a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

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NOTES TO THE FINANCIAL STATEMENTS

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $273,055 and 3.75%, respectively.  The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $3,952,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$1,105,247,006
Gross tax unrealized appreciation on investments	$462,497,659
Gross tax unrealized depreciation on investments	(107,758,827)
Net tax unrealized appreciation on investments	$354,738,832
Net tax unrealized appreciation of foreign currency translation	$1,298
Undistributed ordinary income	$—
Undistributed long-term capital gains	19,805,168
Total distributable earnings	$19,805,168
Other accumulated loss	$—
Total accumulated gain	$374,545,298

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The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late year ordinary losses.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$13,969,060	$36,851,113
Long-term capital gain	19,805,380	35,850,694
	$33,774,440	$72,701,807

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HENNESSY FUNDS	1-800-966-4354
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			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,067.70	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06

Institutional Class
Actual	$1,000.00	$1,068.20	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.01% for Investor Class shares or 0.69% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSYFUNDS.COM

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EXPENSE EXAMPLE — HOUSEHOLDING

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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25

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

HENNESSY FUNDS	1-800-966-4354
27

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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29

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY SMALL CAP
FINANCIAL FUND

Investor Class  HSFNX
Institutional Class  HISFX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Federal Tax Distribution Information	26
Householding of Reports and Prospectuses	26
Board Approval of Investment Advisory Agreement	27

HENNESSY FUNDS	1-800-966-4354

April 2017
Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Small Cap Financial Fund –
Investor Class (HSFNX)	18.26%	25.93%	15.30%	7.48%
Hennessy Small Cap Financial Fund –
Institutional Class (HISFX)(2)	18.52%	26.42%	15.69%	7.76%
Russell 2000® Financial Services Index	18.53%	27.93%	15.30%	5.61%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%

Expense ratios: 1.55% (Investor Class); 1.18% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is May 30, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Small Cap Financial Fund.

The Russell 2000® Financial Services Index is an unmanaged index commonly used to measure the performance of U.S. small-capitalization financial sector stocks. The Russell 2000® Index is an unmanaged index commonly used to measure the performance of U.S. small-capitalization stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY SMALL CAP FINANCIAL FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Hingham Institution for Savings	3.95%
Flushing Financial Corp.	3.82%
IBERIABANK Corp.	3.77%
Eagle Bancorp, Inc.	3.75%
Brookline Bancorp, Inc.	3.70%
Washington Federal, Inc.	3.63%
FCB Financial Holdings, Inc., Class A	3.62%
OceanFirst Financial Corp.	3.46%
Banner Corp.	3.33%
Independent Bank Corp.	3.14%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 90.11%	Number		% of
	of Shares	Value	Net Assets
Financials – 90.11%
Astoria Financial Corp.	275,000	$5,607,250	2.42%
BankUnited, Inc.	45,000	1,588,050	0.68%
Banner Corp.	140,000	7,728,000	3.33%
Beneficial Bancorp, Inc.	255,000	4,080,000	1.76%
Brookline Bancorp, Inc.	590,000	8,584,500	3.70%
Capstar Financial Holdings, Inc. (a)	358,984	6,332,478	2.73%
Clifton Bancorp, Inc.	270,000	4,509,000	1.95%
ConnectOne Bancorp, Inc.	230,000	5,106,000	2.20%
Dime Community Bancshares, Inc.	265,000	5,154,250	2.22%
Eagle Bancorp, Inc. (a)	145,000	8,685,500	3.75%
F.N.B. Corp.	265,000	3,773,600	1.63%
FCB Financial Holdings, Inc., Class A (a)	177,500	8,386,875	3.62%
First BanCorp. (a) (b)	945,000	5,556,600	2.40%
First Connecticut Bancorp, Inc.	210,000	5,607,000	2.42%
Flushing Financial Corp.	300,000	8,844,000	3.82%
Green Bancorp, Inc. (a)	315,000	5,670,000	2.45%
Hingham Institution for Savings	51,000	9,153,990	3.95%
Hope Bancorp, Inc.	160,000	2,929,600	1.26%
IBERIABANK Corp.	110,000	8,728,500	3.77%
Independent Bank Corp.	115,000	7,279,500	3.14%
Kearny Financial Corp. of Maryland	420,000	6,132,000	2.65%
Meridian Bancorp, Inc.	397,500	6,976,125	3.01%
Meta Financial Group, Inc.	61,000	5,178,900	2.23%
Midland States Bancorp, Inc.	185,000	6,382,500	2.75%
OceanFirst Financial Corp.	290,000	8,018,500	3.46%
Opus Bank	320,000	7,216,000	3.11%
PacWest Bancorp	135,000	6,667,650	2.88%
Preferred Bank	32,500	1,722,175	0.74%
Provident Financial Services, Inc.	183,000	4,701,270	2.03%
Texas Capital Bancshares, Inc. (a)	22,500	1,712,250	0.74%
United Community Banks, Inc. of Georgia	40,000	1,094,000	0.47%
United Financial Bancorp, Inc.	245,000	4,231,150	1.83%
Washington Federal, Inc.	250,000	8,425,000	3.63%
Western Alliance Bancorp (a)	63,000	3,017,700	1.30%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Wintrust Financial Corp.	72,000	$5,101,920	2.20%
WSFS Financial Corp.	70,000	3,304,000	1.43%
Xenith Bankshares, Inc. (a)	210,000	5,674,200	2.45%
		208,860,033	90.11%

Total Common Stocks
(Cost $171,765,876)		208,860,033	90.11%

SHORT-TERM INVESTMENTS – 9.22%

Money Market Funds – 9.22%
Fidelity Government Portfolio, Institutional Class, 0.60% (c)	11,760,000	11,760,000	5.08%
The Government & Agency Portfolio, Institutional Class, 0.67% (c)	9,602,856	9,602,856	4.14%
		21,362,856	9.22%
Total Short-Term Investments
(Cost $21,362,856)		21,362,856	9.22%

Total Investments
(Cost $193,128,732) – 99.33%		230,222,889	99.33%

Other Assets in Excess of Liabilities – 0.67%		1,553,721	0.67%

TOTAL NET ASSETS – 100.00%		$231,776,610	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

Summary of Fair Value Exposure at April 30, 2017
The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (see Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$208,860,033	$—	$—	$208,860,033
Total Common Stocks	$208,860,033	$—	$—	$208,860,033
Short-Term Investments
Money Market Funds	$21,362,856	$—	$—	$21,362,856
Total Short-Term Investments	$21,362,856	$—	$—	$21,362,856
Total Investments	$230,222,889	$—	$—	$230,222,889

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $193,128,732)	$230,222,889
Dividends and interest receivable	90,615
Receivable for fund shares sold	131,497
Receivable for securities sold	1,799,415
Prepaid expenses and other assets	35,991
Total Assets	232,280,407

LIABILITIES:
Payable for fund shares redeemed	197,456
Payable to advisor	173,646
Payable to administrator	38,012
Payable to auditor	10,264
Accrued distribution fees	26,565
Accrued service fees	15,975
Accrued trustees fees	3,226
Accrued expenses and other payables	38,653
Total Liabilities	503,797
NET ASSETS	$231,776,610

NET ASSETS CONSIST OF:
Capital stock	$183,832,191
Accumulated net investment loss	(562,458)
Accumulated net realized gain on investments	11,412,720
Unrealized net appreciation on investments	37,094,157
Total Net Assets	$231,776,610

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$191,529,945
Shares issued and outstanding	7,782,047
Net asset value, offering price and redemption price per share	$24.61

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$40,246,665
Shares issued and outstanding	2,717,355
Net asset value, offering price and redemption price per share	$14.81

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,444,645
Interest income	40,100
Total investment income	1,484,745

EXPENSES:
Investment advisory fees (See Note 5)	1,018,218
Sub-transfer agent expenses – Investor Class (See Note 5)	189,747
Sub-transfer agent expenses – Institutional Class (See Note 5)	15,046
Distribution fees – Investor Class (See Note 5)	142,684
Administration, fund accounting, custody and transfer agent fees (See Note 5)	108,542
Service fees – Investor Class (See Note 5)	95,122
Federal and state registration fees	19,250
Compliance expense (See Note 5)	12,927
Reports to shareholders	12,397
Audit fees	10,264
Trustees’ fees and expenses	7,874
Legal fees	1,488
Other expenses	8,089
Total expenses	1,641,648
NET INVESTMENT LOSS	$(156,903)

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$12,245,602
Net change in unrealized appreciation on investments	13,696,529
Net gain on investments	25,942,131
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,785,228

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income (loss)	$(156,903)	$853,628
Net realized gain on investments	12,245,602	22,692,434
Net change in unrealized appreciation on investments	13,696,529	(20,515,915)
Net increase in net assets resulting from operations	25,785,228	3,030,147

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(483,756)	(267,832)
Institutional Class	(414,103)	(92,618)
Net realized gains
Investor Class	(19,796,278)	(15,913,393)
Institutional Class	(3,118,417)	(2,010,713)
Total distributions	(23,812,554)	(18,284,556)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	88,436,438	45,732,345
Proceeds from shares subscribed – Institutional Class	28,632,680	13,512,825
Dividends reinvested – Investor Class	19,917,344	15,949,973
Dividends reinvested – Institutional Class	3,189,710	1,873,063
Cost of shares redeemed – Investor Class	(51,149,481)	(134,605,880)
Cost of shares redeemed – Institutional Class	(12,581,687)	(18,295,342)
Net increase (decrease) in net assets derived
from capital share transactions	76,445,004	(75,833,016)
TOTAL INCREASE (DECREASE) IN NET ASSETS	78,417,678	(91,087,425)

NET ASSETS:
Beginning of period	153,358,932	244,446,357
End of period	$231,776,610	$153,358,932
Undistributed net investment
income (loss), end of period	$(562,458)	$492,304

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	3,413,525	1,969,658
Shares sold – Institutional Class	1,854,141	966,693
Shares issued to holders as reinvestment
of dividends – Investor Class	782,880	712,600
Shares issued to holders as reinvestment
of dividends – Institutional Class	206,594	138,299
Shares redeemed – Investor Class	(2,039,971)	(6,232,464)
Shares redeemed – Institutional Class	(837,799)	(1,412,772)
Net increase (decrease) in shares outstanding	3,379,370	(3,857,986)

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$23.48

Income from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gains on investments	4.43
Total from investment operations	4.39

Less distributions:
Dividends from net investment income	(0.07)
Dividends from net realized gains	(3.19)
Total distributions	(3.26)
Paid-in capital from redemption fees	—
Net asset value, end of period	$24.61

TOTAL RETURN	18.26	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$191.53
Ratio of expenses to average net assets	1.51	%(4)
Ratio of net investment income (loss) to average net assets	(0.19	)%(4)
Portfolio turnover rate(5)	27	%(3)

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$23.81	$24.13	$25.40	$19.54	$16.48

0.10	0.03 (1)	(0.10)	0.10	0.11
1.20	2.99	0.49	5.88	3.24
1.30	3.02	0.39	5.98	3.35

(0.03)	—	(0.06)	(0.12)	(0.29)
(1.60)	(3.34)	(1.60)	—	—
(1.63)	(3.34)	(1.66)	(0.12)	(0.29)
—	—	0.00 (2)	0.00 (2)	0.00 (2)
$23.48	$23.81	$24.13	$25.40	$19.54

5.80%	14.51%	1.40%	30.80%	20.65%

$132.09	$218.50	$193.09	$243.42	$167.20
1.54%	1.50%	1.44%	1.46%	1.45%
0.38%	0.17%	(0.36)%	0.48%	0.56%
46%	49%	47%	57%	43%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.23

Income from investment operations:
Net investment income (loss)	0.00	(1)
Net realized and unrealized gains on investments	2.70
Total from investment operations	2.70

Less distributions:
Dividends from net investment income	(0.17)
Dividends from net realized gains	(1.95)
Total distributions	(2.12)
Net asset value, end of period	$14.81

TOTAL RETURN	18.52	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$40.25
Ratio of expenses to average net assets	1.14	%(4)
Ratio of net investment income (loss) to average net assets	0.14	%(4)
Portfolio turnover rate(5)	27	%(3)

(1)	Amount is less than $0.01.
(2)	Calculated based on average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$14.39	$14.53	$15.96	$12.34	$10.55

0.09	0.06 (2)	(0.09)	0.14	0.16
0.75	1.81	0.40	3.66	1.98
0.84	1.87	0.31	3.80	2.14

(0.04)	—	(0.14)	(0.18)	(0.35)
(0.96)	(2.01)	(1.60)	—	—
(1.00)	(2.01)	(1.74)	(0.18)	0.35
$14.23	$14.39	$14.53	$15.96	$12.34

6.22%	14.91%	1.70%	31.18%	20.95%

$21.27	$25.94	$42.23	$68.80	$43.79
1.17%	1.17%	1.12%	1.15%	1.25%
0.72%	0.48%	(0.04)%	0.74%	0.72%
46%	49%	47%	57%	43%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Small Cap Financial Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

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NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts

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based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

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NOTES TO THE FINANCIAL STATEMENTS

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

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Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $95,377,849 and $54,376,190, respectively.

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NOTES TO THE FINANCIAL STATEMENTS

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.90%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and

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materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$130,922,641
Gross tax unrealized appreciation	$25,325,854
Gross tax unrealized depreciation	(2,772,354)
Net tax unrealized appreciation	$22,553,500
Undistributed ordinary income	$492,304
Undistributed long-term capital gains	22,925,941
Total distributable earnings	$23,418,245
Other accumulated loss	$—
Total accumulated gain	$45,971,745

HENNESSYFUNDS.COM
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NOTES TO THE FINANCIAL STATEMENTS

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late year ordinary losses.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$897,859	$2,097,406
Long-term capital gain	22,914,695	16,187,150
	$23,812,554	$18,284,556

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354
23

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM
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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,182.60	$8.17
Hypothetical (5% return before expenses)	$1,000.00	$1,017.31	$7.55

Institutional Class
Actual	$1,000.00	$1,185.20	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.51% for Investor Class shares or 1.14% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSY FUNDS	1-800-966-4354
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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 82.78%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

HENNESSYFUNDS.COM
26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

HENNESSYFUNDS.COM
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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSYFUNDS.COM

30

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY LARGE CAP
FINANCIAL FUND

Investor Class  HLFNX
Institutional Class  HILFX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	15
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Federal Tax Distribution Information	25
Householding of Reports and Prospectuses	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Large Cap Financial Fund –
Investor Class (HLFNX)	18.82%	23.46%	11.75%	4.21%
Hennessy Large Cap Financial Fund –
Institutional Class (HILFX)(2)	19.11%	23.99%	11.94%	4.30%
Russell 1000® Financial
Services Index	16.09%	21.74%	15.06%	1.19%
Russell 1000® Index	13.46%	18.03%	13.63%	7.25%

Expense ratios: 1.68% (Investor Class); 1.23% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Large Cap Financial Fund.

The Russell 1000® Financial Services Index is an unmanaged index commonly used to measure the performance of large-capitalization financial sector stocks. The Russell 1000® Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY LARGE CAP FINANCIAL FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
PayPal Holdings, Inc.	5.89%
Visa, Inc., Class A	5.54%
Berkshire Hathaway, Inc., Class B	5.10%
Bank of America Corp.	5.04%
Global Payments, Inc.	4.91%
MasterCard, Inc., Class A	4.79%
The Goldman Sachs Group, Inc.	4.61%
JPMorgan Chase & Co.	4.48%
East West Bancorp, Inc.	4.28%
Fifth Third Bancorp	4.11%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 93.59%	Number		% of
	of Shares	Value	Net Assets
Financials – 72.46%
Bank of America Corp.	63,000	$1,470,420	5.04%
Berkshire Hathaway, Inc., Class B (a)	9,000	1,486,890	5.10%
Capital One Financial Corp.	8,000	643,040	2.20%
Citigroup, Inc.	20,000	1,182,400	4.06%
Citizens Financial Group, Inc.	30,000	1,101,300	3.78%
Comerica, Inc.	14,000	989,800	3.39%
East West Bancorp, Inc.	23,000	1,248,210	4.28%
Fifth Third Bancorp	49,000	1,197,070	4.11%
First Republic Bank	7,500	693,450	2.38%
JPMorgan Chase & Co.	15,000	1,305,000	4.48%
Moody’s Corp.	9,000	1,064,880	3.65%
Morgan Stanley	23,000	997,510	3.42%
Regions Financial Corp.	65,000	893,750	3.06%
SunTrust Banks, Inc.	20,000	1,136,200	3.90%
Synchrony Financial	30,000	834,000	2.86%
The Goldman Sachs Group, Inc.	6,000	1,342,800	4.61%
The PNC Financial Services Group, Inc.	9,500	1,137,625	3.90%
U.S. Bancorp (c)	10,000	512,800	1.76%
Wells Fargo & Co.	18,000	969,120	3.32%
Zions Bancorporation	23,000	920,690	3.16%
		21,126,955	72.46%

Information Technology – 21.13%
Global Payments, Inc.	17,500	1,430,800	4.91%
MasterCard, Inc., Class A	12,000	1,395,840	4.79%
PayPal Holdings, Inc. (a)	36,000	1,717,920	5.89%
Visa, Inc., Class A	17,700	1,614,594	5.54%
		6,159,154	21.13%
Total Common Stocks
(Cost $22,886,644)		27,286,109	93.59%

The accompanying notes are an integral part of these financial statements.

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6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 7.44%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 7.44%
Fidelity Government Portfolio, Institutional Class, 0.60% (b)	1,480,000	$1,480,000	5.08%
The Government & Agency Portfolio, Institutional Class, 0.67% (b)	689,322	689,322	2.36%
		2,169,322	7.44%
Total Short-Term Investments
(Cost $2,169,322)		2,169,322	7.44%

Total Investments
(Cost $25,055,966) – 101.03%		29,455,431	101.03%

Liabilities in Excess of Other Assets – (1.03)%		(301,121)	(1.03)%

TOTAL NET ASSETS – 100.00%		$29,154,310	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of April 30, 2017.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the six-month period ended April 30, 2017, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$751,400
Purchase Cost	$110,576
Sales Cost	$(425,721)
Ending Cost	$436,255
Dividend Income	$7,840
Realized Gain	$99,600
Shares	10,000
Market Value	$512,800

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (see Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$21,126,955	$—	$—	$21,126,955
Information Technology	6,159,154	—	—	6,159,154
Total Common Stocks	$27,286,109	$—	$—	$27,286,109
Short-Term Investments
Money Market Funds	$2,169,322	$—	$—	$2,169,322
Total Short-Term Investments	$2,169,322	$—	$—	$2,169,322
Total Investments	$29,455,431	$—	$—	$29,455,431

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

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7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost $24,619,711)	$28,942,631
Investments in affiliated securities, at value (cost $436,255)	512,800
Total Investments in securities, at value (cost $25,055,966)	29,455,431
Dividends and interest receivable	30,805
Receivable for fund shares sold	124
Receivable for securities sold	611,204
Prepaid expenses and other assets	23,998
Total Assets	30,121,562

LIABILITIES:
Payable for securities purchased	822,821
Payable for fund shares redeemed	71,256
Payable to advisor	21,638
Payable to administrator	4,767
Payable to auditor	10,264
Accrued distribution fees	3,364
Accrued service fees	2,165
Accrued interest payable	91
Accrued trustees fees	3,168
Accrued expenses and other payables	27,718
Total Liabilities	967,252
NET ASSETS	$29,154,310

NET ASSETS CONSIST OF:
Capital stock	$24,933,206
Accumulated net investment loss	(51,760)
Accumulated net realized loss on investments	(126,601)
Unrealized net appreciation on investments	4,399,465
Total Net Assets	$29,154,310

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$26,215,714
Shares issued and outstanding	1,366,800
Net asset value, offering price and redemption price per share	$19.18

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$2,938,596
Shares issued and outstanding	154,165
Net asset value, offering price and redemption price per share	$19.06

The accompanying notes are an integral part of these financial statements.

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8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$212,570
Dividend income from affiliated securities	7,840
Interest income	2,559
Total investment income	222,969

EXPENSES:
Investment advisory fees (See Note 5)	135,221
Sub-transfer agent expenses – Investor Class (See Note 5)	30,125
Sub-transfer agent expenses – Institutional Class (See Note 5)	104
Distribution fees – Investor Class (See Note 5)	20,972
Federal and state registration fees	16,218
Administration, fund accounting, custody and transfer agent fees (See Note 5)	14,425
Service fees – Investor Class (See Note 5)	13,982
Compliance expense (See Note 5)	12,927
Audit fees	10,264
Trustees’ fees and expenses	7,104
Reports to shareholders	5,839
Interest expense (See Note 7)	2,150
Legal fees	744
Other expenses	4,654
Total expenses	274,729
NET INVESTMENT LOSS	$(51,760)

REALIZED AND UNREALIZED GAINS:
Net realized gain on:
Unaffiliated investments	$2,983,734
Affiliated investments	99,600
Net change in unrealized appreciation on investments	1,865,575
Net gain on investments	4,948,909
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,897,149

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income (loss)	$(51,760)	$124,972
Net realized gain (loss) on investments	3,083,334	(3,033,040)
Net change in unrealized appreciation
(depreciation) on investments	1,865,575	(2,828,079)
Net increase (decrease) in net assets resulting from operations	4,897,149	(5,736,147)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(158,906)	(132,180)
Institutional Class	(29,650)	(3,703)
Net realized gains
Investor Class	—	(9,653,373)
Institutional Class	—	(61,676)
Total distributions	(188,556)	(9,850,932)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	3,977,077	87,222,461
Proceeds from shares subscribed – Institutional Class	2,529,368	415,907
Dividends reinvested – Investor Class	154,596	9,523,602
Dividends reinvested – Institutional Class	29,650	65,379
Cost of shares redeemed – Investor Class	(9,228,126)	(155,323,687)
Cost of shares redeemed – Institutional Class	(38,351)	(319,893)
Net decrease in net assets derived
from capital share transactions	(2,575,786)	(58,416,231)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,132,807	(74,003,310)

NET ASSETS:
Beginning of period	27,021,503	101,024,813
End of period	$29,154,310	$27,021,503
Undistributed net investment
income (loss), end of period	$(51,760)	$188,556

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	206,389	5,612,390
Shares sold – Institutional Class	133,225	22,100
Shares issued to holders as reinvestment
of dividends – Investor Class	8,027	567,448
Shares issued to holders as reinvestment
of dividends – Institutional Class	1,551	3,885
Shares redeemed – Investor Class	(491,584)	(10,022,406)
Shares redeemed – Institutional Class	(1,963)	(20,446)
Net decrease in shares outstanding	(144,355)	(3,837,029)

The accompanying notes are an integral part of these financial statements.

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11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$16.23

Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gains (losses) on investments	3.08
Total from investment operations	3.05

Less distributions:
Dividends from net investment income	(0.10)
Dividends from net realized gains	—
Total distributions	(0.10)
Net asset value, end of period	$19.18

TOTAL RETURN	18.82	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$26.22
Ratio of expenses to average net assets	1.86	%(3)
Ratio of net investment income (loss) to average net assets	(0.37	)%(3)
Portfolio turnover rate(4)	44	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$18.36	$20.87	$19.01	$14.16	$11.91

0.07	0.01	0.00 (1)	(0.03)	0.01
(0.49)	(0.40)	2.44	4.89	2.24
(0.42)	(0.39)	2.44	4.86	2.25

(0.02)	—	—	(0.01)	—
(1.69)	(2.12)	(0.58)	—	—
(1.71)	(2.12)	(0.58)	(0.01)	—
$16.23	$18.36	$20.87	$19.01	$14.16

(2.57)%	(2.57)%	13.04%	34.37%	18.89%

$26.67	$100.73	$98.07	$88.30	$64.66
1.66%	1.57%	1.49%	1.57%	1.57%
0.16%	0.03%	(0.01)%	(0.22)%	0.09%
141%	74%	58%	75%	93%

The accompanying notes are an integral part of these financial statements.
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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended		Year Ended	Period Ended
	April 30, 2017		October 31,	October 31,
	(Unaudited)		2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$16.26		$18.39	$19.72

Income from investment operations:
Net investment income	0.18		0.02	0.01
Net realized and unrealized
gains (losses) on investments	2.93		(0.36)	(1.34)
Total from investment operations	3.11		(0.34)	(1.33)

Less distributions:
Dividends from net investment income	(0.31)		(0.09)	—
Dividends from net realized gains	—		(1.70)	—
Total distributions	(0.31)		(1.79)	—
Net asset value, end of period	$19.06		$16.26	$18.39

TOTAL RETURN	19.11	%(2)	(2.14)%	(6.74	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.94		$0.35	$0.29
Ratio of expenses to average net assets	1.43	%(3)	1.24%	1.19	%(3)
Ratio of net investment income (loss)
to average net assets	(0.06	)%(3)	0.52%	0.25	%(3)
Portfolio turnover rate(4)	44	%(2)	141%	74	%(2)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS/NOTES TO THE FINANCIAL STATEMENTS

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Large Cap Financial Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund did not have Institutional Class shares until June 15, 2015.  The investment objective of the Fund is capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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15

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.  The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period.  Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2016, the Fund did not enter into any forward contracts.

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16

NOTES TO THE FINANCIAL STATEMENTS

k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in

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valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In

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18

NOTES TO THE FINANCIAL STATEMENTS

addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

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4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $12,478,050 and $15,806,555, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee from the Fund.  The fee is based upon the average daily net assets of the Fund at the annual rate of 0.90%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.  The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

HENNESSYFUNDS.COM
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NOTES TO THE FINANCIAL STATEMENTS

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $21,646 and 3.75%, respectively.  The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $779,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

HENNESSY FUNDS	1-800-966-4354
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8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$25,780,118
Gross tax unrealized appreciation	$2,655,508
Gross tax unrealized depreciation	(1,539,270)
Net tax unrealized appreciation	$1,116,238
Undistributed ordinary income	$188,556
Undistributed long-term capital gains	—
Total distributable earnings	$188,556
Other accumulated loss	$(1,792,283)
Total accumulated loss	$(487,489)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards that expire as follows:

$1,792,283	Indefinite ST

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late year ordinary losses.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$188,556	$114,806
Long-term capital gain	—	9,736,126
	$188,556	$9,850,932

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
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NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HENNESSY FUNDS	1-800-966-4354
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			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,188.20	$10.09
Hypothetical (5% return before expenses)	$1,000.00	$1,015.57	$9.30

Institutional Class
Actual	$1,000.00	$1,191.10	$7.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.15

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.86% for Investor Class shares or 1.43% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — HOUSEHOLDING

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 100%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

HENNESSY FUNDS	1-800-966-4354

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Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

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on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY TECHNOLOGY FUND

Investor Class  HTECX
Institutional Class  HTCIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Householding of Reports and Prospectuses	26
Board Approval of Investment Advisory Agreement	27

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

Investors in the U.S. and abroad have enjoyed a strong rally in global equity markets over the six months ended April 30, 2017. In the international political arena, investors appeared to be happy to see a moderate, pro-European Union president elected in France, swinging the pendulum back towards political stability in Europe following the disruption caused by the Brexit vote last year.

The political climate here in the U.S. has been interesting. The new Trump administration has had an unpredictable first few months, grabbing headlines with new policies and executive orders almost daily. However, the markets once again weathered the roller coaster of politics and are instead focusing on what the Trump administration’s stated policy objectives might bring in the future. Equity investors were especially happy to see a concrete tax reform proposal including a 15% corporate tax rate and a 10% amnesty rate for the $2.6 trillion of corporate cash sitting abroad, which is effectively barred from repatriation by a hefty tax penalty.

While politics was certainly a factor, we believe the more important influence on the stock market during the period was the performance of the U.S. economy, which is showing steady growth and controlled inflation, as well as a continued recovery in earnings growth for blue chip companies. We believe those solid fundamentals provided the most powerful underlying drivers for the market’s advance.

Over the last year, the U.S. economy has grown at a moderate rate of about 2% (as measured by real GDP), but investors have been pleased to see a strong recovery in the growth of industrial production, exports and durable goods orders over the last six months. The job market, meanwhile, has remained robust, with over 175,000 jobs added per month, on average, since September, helping to push the unemployment rate down to 4.4% in April. Continued moderate wage growth and inflation numbers have kept inflation expectations anchored at around 2%, and market participants appear relaxed about the two additional quarter-point interest rate hikes that the Federal Reserve is signaling for the balance of the calendar year.

In our view, the U.S. equity market is not overvalued. Bond yields are still very low relative to historical averages, while the prospective PE multiples for the Dow Jones Industrial Average and S&P 500 Index are just above long-term averages at 17x and 18x, respectively. We believe that equity valuations could go considerably higher and still be at appropriate levels relative to bond yields. The dividend yield on the Dow Jones Industrial Average, currently at 2.35%, is higher than the yield on the 10-year U.S. Government Bond.

In addition, we believe that sentiment indicators are still very positive. Investors, while not particularly anxious, are certainly not euphoric, or even complacent. There are always those that worry that the bull market is more than eight years old and is “due” for a bear phase. Others fear that rising interest rates will cause equity valuations to be questioned. And whenever softer economic data is reported, there are folks that predict the economy could slip back into recession. All this doubt suggests to us that we are far from a market top.

And finally, we believe U.S. companies are in good shape. The financial system – so critical to the health of the corporate sector overall – is in a strong position. Banks have rebuilt their businesses since the crisis and are now solidly profitable. Bank capital ratios are higher, loan growth is solid and credit quality is excellent. Corporate profits as a whole

HENNESSYFUNDS.COM
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LETTER TO SHAREHOLDERS

are growing at their fastest rate since the third quarter of 2011, and many corporate balance sheets are cash-rich, with relatively little debt.

We are hopeful that these economic and investment factors, taken together, can provide support for the market to deliver solid returns in the year to come. Should the market see some of its favorite President Trump policies enacted in that time, we believe that would be icing on the cake.

Thank you for your continued confidence and investment in our funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Earnings growth is not representative of the Fund’s future performance.

Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Technology Fund –
Investor Class (HTECX)	5.82%	14.97%	7.08%	4.21%
Hennessy Technology Fund –
Institutional Class (HTCIX)(2)	5.96%	15.34%	7.37%	4.41%
NASDAQ Composite Index	17.24%	28.18%	16.19%	10.37%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

Expense ratios:	Gross 3.46%, Net 1.24%(3) (Investor Class);
Gross 3.12%, Net 0.99%(3) (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

(3)	The Fund’s investment advisor has contractually agreed to limit expenses until February 28, 2018.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Technology Fund.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY TECHNOLOGY FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Black Box Corp.	1.82%
Zix Corp.	1.75%
Wayfair, Inc., Class A	1.73%
Mimecast Ltd.	1.72%
Intuit, Inc.	1.69%
Convergys Corp.	1.68%
Gogo, Inc.	1.68%
Carbonite, Inc.	1.68%
Electronic Arts, Inc.	1.67%
AU Optronics Corp.	1.67%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 95.29%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 6.39%
Amazon.com, Inc. (a)	66	$61,049	1.57%
FTD Companies, Inc. (a)	3,022	60,440	1.56%
HSN, Inc.	1,608	59,335	1.53%
Wayfair, Inc., Class A (a)	1,467	67,057	1.73%
		247,881	6.39%

Information Technology – 88.90%
Accenture PLC, Class A (b)	513	62,227	1.61%
Advanced Micro Devices, Inc. (a)	4,199	55,847	1.44%
Amkor Technology, Inc. (a)	5,279	62,187	1.60%
Angie’s List, Inc. (a)	10,364	60,940	1.57%
Apple, Inc.	420	60,333	1.56%
AU Optronics Corp. – ADR (b)	15,996	64,624	1.67%
Automatic Data Processing, Inc.	597	62,380	1.61%
Avnet, Inc.	1,341	51,883	1.34%
Black Box Corp.	7,110	70,389	1.82%
Booz Allen Hamilton Holding Corp.	1,736	62,374	1.61%
Carbonite, Inc. (a)	3,009	64,994	1.68%
CDK Global, Inc.	953	61,955	1.60%
CDW Corp. of Delaware	1,046	61,808	1.59%
Celestica, Inc. (a) (b)	4,169	59,408	1.53%
Citrix Systems, Inc. (a)	722	58,439	1.51%
Convergys Corp.	2,900	65,279	1.68%
CSRA, Inc.	2,140	62,231	1.61%
DHI Group, Inc. (a)	14,848	57,165	1.47%
eBay, Inc. (a)	1,753	58,568	1.51%
EchoStar Corp., Class A (a)	1,064	61,244	1.58%
Electronic Arts, Inc. (a)	682	64,667	1.67%
EVERTEC, Inc. (b)	3,847	60,975	1.57%
F5 Networks, Inc. (a)	433	55,913	1.44%
First Data Corp., Class A (a)	4,019	62,777	1.62%
Fiserv, Inc. (a)	524	62,429	1.61%
Fortinet, Inc. (a)	1,601	62,439	1.61%
Gartner, Inc. (a)	557	63,548	1.64%
Gogo, Inc. (a)	5,167	65,156	1.68%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology (Continued)
Hewlett Packard Enterprise Co.	3,368	$62,746	1.62%
InterDigital, Inc.	690	62,031	1.60%
International Business Machines Corp.	345	55,300	1.43%
Intuit, Inc.	522	65,360	1.69%
Jabil Circuit, Inc.	2,112	61,290	1.58%
Jack Henry & Associates, Inc.	654	63,386	1.63%
KLA-Tencor Corp.	627	61,584	1.59%
Manhattan Associates, Inc. (a)	1,216	56,775	1.46%
MasterCard, Inc., Class A	540	62,813	1.62%
Mimecast Ltd. (a) (b)	2,764	66,806	1.72%
NIC, Inc.	2,994	63,922	1.65%
Nutanix, Inc. (a)	3,526	53,560	1.38%
Palo Alto Networks, Inc. (a)	559	60,601	1.56%
Paychex, Inc.	1,042	61,770	1.59%
Paycom Software, Inc. (a)	1,039	62,600	1.61%
Red Hat, Inc. (a)	711	62,625	1.62%
Science Applications International Corp.	823	60,071	1.55%
Shutterstock, Inc. (a)	1,458	63,029	1.63%
Sohu.com, Inc. (a)	1,525	59,170	1.53%
Tech Data Corp. (a)	665	63,607	1.64%
Telefonaktiebolaget LM Ericsson – ADR (b)	9,490	61,590	1.59%
Teradata Corp. (a)	1,984	57,893	1.49%
The Hackett Group, Inc.	3,179	63,040	1.63%
The Ultimate Software Group, Inc. (a)	312	63,233	1.63%
Tower Semiconductor Ltd. (a) (b)	2,681	57,695	1.49%
Vishay Intertechnology, Inc.	3,781	61,819	1.59%
WebMD Health Corp. (a)	1,144	62,039	1.60%
Zix Corp. (a)	12,475	67,739	1.75%
		3,446,273	88.90%
Total Common Stocks
(Cost $3,625,728)		3,694,154	95.29%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 4.68%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 4.68%
Fidelity Government Portfolio, Institutional Class, 0.60% (c)	181,488	$181,488	4.68%

Total Short-Term Investments
(Cost $181,488)		181,488	4.68%

Total Investments
(Cost $3,807,216) – 99.97%		3,875,642	99.97%

Other Assets in Excess of Liabilities – 0.03%		1,013	0.03%

TOTAL NET ASSETS – 100.00%		$3,876,655	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (see Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$247,881	$—	$—	$247,881
Information Technology	3,446,273	—	—	3,446,273
Total Common Stocks	$3,694,154	$—	$—	$3,694,154
Short-Term Investments
Money Market Funds	$181,488	$—	$—	$181,488
Total Short-Term Investments	$181,488	$—	$—	$181,488
Total Investments	$3,875,642	$—	$—	$3,875,642

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $3,807,216)	$3,875,642
Dividends and interest receivable	1,224
Receivable for fund shares sold	146
Prepaid expenses and other assets	21,214
Due from advisor	8,069
Total Assets	3,906,295

LIABILITIES:
Payable for fund shares redeemed	4,000
Payable to administrator	981
Payable to auditor	10,265
Accrued distribution fees	7,804
Accrued service fees	229
Accrued trustees fees	3,189
Accrued expenses and other payables	3,172
Total Liabilities	29,640
NET ASSETS	$3,876,655

NET ASSETS CONSIST OF:
Capital stock	$3,559,295
Accumulated net investment loss	(145,267)
Accumulated net realized gain on investments	394,201
Unrealized net appreciation on investments	68,426
Total Net Assets	$3,876,655

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$2,807,305
Shares issued and outstanding	167,678
Net asset value, offering price and redemption price per share	$16.74

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$1,069,350
Shares issued and outstanding	62,631
Net asset value, offering price and redemption price per share	$17.07

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$15,802
Interest income	574
Total investment income	16,376

EXPENSES:
Investment advisory fees (See Note 5)	16,032
Federal and state registration fees	15,041
Compliance expense (See Note 5)	12,927
Audit fees	10,265
Trustees’ fees and expenses	7,031
Reports to shareholders	3,620
Legal fees	2,463
Sub-transfer agent expenses – Investor Class (See Note 5)	2,416
Distribution fees – Investor Class (See Note 5)	2,114
Administration, fund accounting, custody and transfer agent fees (See Note 5)	1,822
Service fees – Investor Class (See Note 5)	1,409
Interest expense (See Note 7)	8
Other expenses	1,861
Total expenses before reimbursement by advisor	77,009
Expense reimbursement by advisor – Investor Class	(14,580)
Expense reimbursement by advisor – Institutional Class	(5,214)
Net expenses	57,215
NET INVESTMENT LOSS	$(40,839)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$512,109
Net change in unrealized depreciation on investments	(249,782)
Net gain on investments	262,327
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,488

(1)	Net of foreign taxes withheld and issuance fees of $456.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment loss	$(40,839)	$(125,047)
Net realized gain on investments	512,109	182,075
Net change in unrealized
appreciation (depreciation) on investments	(249,782)	41,566
Net increase in net assets resulting from operations	221,488	98,594

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	142,994	247,599
Proceeds from shares subscribed – Institutional Class	135,996	40,176
Cost of shares redeemed – Investor Class	(407,657)	(1,442,265)
Cost of shares redeemed – Institutional Class	(29,018)	(117,763)
Net decrease in net assets derived
from capital share transactions	(157,685)	(1,272,253)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,803	(1,173,659)

NET ASSETS:
Beginning of period	3,812,852	4,986,511
End of period	$3,876,655	$3,812,852
Undistributed net investment loss, end of period	$(145,267)	$(104,428)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	8,733	16,968
Shares sold – Institutional Class	8,272	2,730
Shares redeemed – Investor Class	(24,899)	(95,956)
Shares redeemed – Institutional Class	(1,794)	(7,566)
Net decrease in shares outstanding	(9,688)	(83,824)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.82

Income from investment operations:
Net investment loss	(0.24)
Net realized and unrealized gains (losses) on investments	1.16
Total from investment operations	0.92
Net asset value, end of period	$16.74

TOTAL RETURN	5.82	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.81
Ratio of expenses to average net assets:
Before expense reimbursement	4.16	%(2)
After expense reimbursement	3.13	%(2)(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	(3.30	)%(2)
After expense reimbursement	(2.27	)%(2)(3)
Portfolio turnover rate(4)	170	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for two months of the six-month period ended April 30, 2017.  The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$15.36	$14.86	$13.57	$10.67	$10.86

(0.68)	(0.38)	(0.23)	(0.20)	(0.15)
1.14	0.88	1.52	3.10	(0.04)
0.46	0.50	1.29	2.90	(0.19)
$15.82	$15.36	$14.86	$13.57	$10.67

2.99%	3.36%	9.51%	27.18%	(1.75)%

$2.91	$4.04	$4.99	$4.49	$4.44

3.61%	3.13%	2.92%	3.04%	3.20%
3.61%	2.75%	1.95%	1.95%	1.95%

(2.92)%	(2.30)%	(2.53)%	(2.36)%	(2.39)%
(2.92)%	(1.92)%	(1.55)%	(1.27)%	(1.14)%
80%	163%	204%	164%	138%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$16.11

Income from investment operations:
Net investment loss	(0.13)
Net realized and unrealized gains (losses) on investments	1.09
Total from investment operations	0.96
Net asset value, end of period	$17.07

TOTAL RETURN	5.96	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.07
Ratio of expenses to average net assets:
Before expense reimbursement	3.76	%(2)
After expense reimbursement	2.69	%(2)(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	(2.89	)%(2)
After expense reimbursement	(1.82	)%(2)(3)
Portfolio turnover rate(4)	170	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for two months of the six-month period ended April 30, 2017.  The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$15.58	$15.02	$13.68	$10.73	$10.89

(0.43)	(0.25)	(0.26)	(0.12)	(0.11)
0.96	0.81	1.60	3.07	(0.05)
0.53	0.56	1.34	2.95	(0.16)
$16.11	$15.58	$15.02	$13.68	$10.73

3.40%	3.73%	9.80%	27.49%	(1.47)%

$0.90	$0.95	$0.93	$1.19	$0.93

3.28%	2.76%	2.60%	2.76%	4.11%
3.28%	2.44%	1.70%	1.70%	1.70%

(2.59)%	(1.92)%	(2.23)%	(2.10)%	(3.31)%
(2.59)%	(1.60)%	(1.33)%	(1.04)%	(0.90)%
80%	163%	204%	164%	138%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

15

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Technology Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts

HENNESSY FUNDS	1-800-966-4354
17

based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

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NOTES TO THE FINANCIAL STATEMENTS

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which

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approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $6,073,016 and $6,263,173, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions

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NOTES TO THE FINANCIAL STATEMENTS

outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.90% until February 28, 2017, at which time the fee was reduced to an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Advisor has contractually agreed to limit total annual operating expenses to 0.98% of the Fund’s net assets for both Investor Class shares and Institutional Class shares (excluding all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Advisor, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) through February 28, 2018.  In addition, in the past, the Advisor had contractually agreed to limit the total annual operating expenses to 1.95% and 1.70% of the Fund’s net assets for Investor Class shares and Institutional Class shares, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses and, from and after November 1, 2014, 12b-1 fees).  This prior expense limitation agreement for the Fund expired as of February 28, 2015.

For a period of three years after the year in which the Advisor waived or reimbursed expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses.  As of April 30, 2017, cumulative expenses subject to potential recovery under the aforementioned conditions and year of expiration were as follows:

	October 31,	October 31,	October 31,
	2017	2018	2020	Total
Investor Class	$48,732	$16,551	$14,580	$79,863
Institutional Class	$9,989	$3,036	$5,214	$18,239

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any

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activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced

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NOTES TO THE FINANCIAL STATEMENTS

Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $442 and 3.75%, respectively.  The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $80,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$3,641,610
Gross tax unrealized appreciation	$500,364
Gross tax unrealized depreciation	(235,851)
Net tax unrealized appreciation	$264,513
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated loss	$(168,641)
Total accumulated gain	$95,872

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to capital loss carryforwards and wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards of $64,213 that expire on October 31, 2017.

During the fiscal year ended October 31, 2016, the Fund’s most recent fiscal year, the capital loss carryforwards utilized for the Fund were $212,540.

Capital losses sustained in the fiscal year ended October 31, 2012, and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late year ordinary loss of $104,428.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the Fund did not pay any distributions.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,058.20	$15.97
Hypothetical (5% return before expenses)	$1,000.00	$1,009.27	$15.59

Institutional Class
Actual	$1,000.00	$1,059.60	$13.74
Hypothetical (5% return before expenses)	$1,000.00	$1,011.46	$13.42

(1)
Expenses are equal to the Fund’s annualized expense ratio of 3.13% for Investor Class shares or 2.69% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory Agreement

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”).  As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory agreement, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, and (xi) the Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund other than the advisory fee).

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The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

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(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund other than the advisory fee.  The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY JAPAN FUND

Investor Class  HJPNX
Institutional Class  HJPIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Householding of Reports and Prospectuses	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

For the six months ended April 30, 2017, global markets rose strongly, taking their cue from U.S. equities which rallied in response to expectations of more business-friendly policies from the newly- elected administration. Japanese equities participated in the global rally, encouraged by hopes of faster global economic growth and heartened by a significant decline in the value of the yen as the wave of global optimism reduced demand for the “safe-haven” currency.

The Japanese market experienced a sudden drop on the day of the U.S. presidential election, but resumed its upward trend, established during the summer months, immediately thereafter, buoyed by the weak yen and hopes of economic stimulus measures from the new U.S. administration.  Despite support from the U.S. market, during the latter half of the period, Japanese investors turned a little bearish, presumably troubled by a somewhat stronger yen, which was due in part to increased uncertainty about President Trump’s policies and their implementation. Rising geopolitical tensions in Syria and North Korea exacerbated this trend. Toward the end of the six-month period, foreign investors returned as net buyers, and concerns about France leaving the European Union abated after the first round of the country’s presidential election. In response to these and other events, the yen weakened, and Japanese stocks recovered swiftly.

We continue to call for the acceleration of structural reforms in hopes of raising Japan’s economic growth rate. These reforms should help boost consumer confidence, which may allow Japanese consumers to become more forward-looking and prompt higher retail spending, which in turn, should increase inflation. Japan’s potential economic growth rate, estimated to be around 0 – 0.5%, has come down over the past decades along with the country’s ageing demographics and declining birth rate. Given this constraint, it is anticipated that any excess demand will exert significant upward pressure on wages and prices.

In March, Japan’s largest home delivery company, Yamato Transport Co., Ltd., decided to raise its delivery service prices for the first time in 27 years. As evidenced by the subsequent increase in its stock price, the effects of rising wages and labor shortages are starting to trickle down to affect prices. We believe that stock price increases, mainly in the service industry, could remain strong on the back of this trend.

Critics say that the original vision for Abenomics has failed to deliver. However, as we have discussed in previous commentaries, we believe it is still too early to dismiss hope for Japan’s long-term turnaround story. Once again, we would like to reiterate that structural reforms can take a long time to deliver results, and there are many initiatives still in the works.

We do not believe that all structural reform initiatives will succeed, or that any one policy can solve all the problems facing Japan by itself. Rather, these initiatives should be viewed collectively, and together they should get the country back on its feet and moving forward. We find it encouraging that both the government and the Bank of Japan have been pursuing more business friendly policies in the pursuit of sustainable long-term growth. And last, but not least, Japan continues to enjoy political stability and a sound corporate profit environment.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

Therefore, we remain optimistic about the long-term prospects for Japan and its stock market.  Thank you for your continued confidence and investment in our Funds.  If you have any questions or would like to speak with a customer service representative, please call (800) 966-4354.

Sincerely,

Tadahiro Fujimura	Masakazu Takeda
Portfolio Manager,	Portfolio Manager,
Hennessy Japan Small Cap Fund;	Hennessy Japan Fund;
Chief Investment Officer	Fund Manager
SPARX Asset Management Co., Ltd.	SPARX Asset Management Co., Ltd.

SPARX Asset Management Co., Ltd., located in Tokyo, Japan, is the sub-advisor to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Tadahiro Fujimura and Masakazu Takeda and are subject to change, are not guaranteed and should not be considered investment advice.

As of April 30, 2017, Yamato Transport Co., Ltd. was not a holding of either the Hennessy Japan Fund or the Hennessy Japan Small Cap Fund.

HENNESSY FUNDS	1-800-966-4354
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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Japan Fund –
Investor Class (HJPNX)	2.16%	16.43%	13.59%	5.86%
Hennessy Japan Fund –
Institutional Class (HJPIX)	2.39%	16.89%	13.90%	6.07%
Russell/Nomura Total
MarketTM Index	4.85%	13.72%	8.94%	1.78%
Tokyo Price Index (TOPIX)	4.70%	13.43%	8.78%	1.70%

Expense ratios: 1.49% (Investor Class); 1.11% (Institutional Class)

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell/Nomura Total Market™ Index contains the top 98% of all stocks listed on Japan’s stock exchange and registered on Japan’s OTC market in terms of market capitalization. The Tokyo Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY JAPAN FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Asics Corp.	5.15%
Softbank Group Co.	5.05%
Kubota Corp.	4.91%
Misumi Group, Inc.	4.91%
Terumo Corp.	4.91%
Keyence Corp.	4.89%
Unicharm Corp.	4.83%
Shimano, Inc.	4.83%
Recruit Holdings Co., Ltd.	4.82%
Kao Corp.	4.82%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

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COMMON STOCKS – 90.78%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 19.09%
Asics Corp.	551,100	$9,744,051	5.15%
Isuzu Motors, Ltd.	438,900	5,953,055	3.14%
Ryohin Keikaku Co., Ltd.	28,700	6,472,465	3.42%
Shimano, Inc.	59,800	9,135,627	4.83%
Toyota Motor Corp.	89,100	4,823,669	2.55%
		36,128,867	19.09%

Consumer Staples – 15.69%
Japan Tobacco, Inc.	273,700	9,099,190	4.81%
Kao Corp.	165,300	9,116,523	4.82%
Pigeon Corp.	75,400	2,333,527	1.23%
Unicharm Corp.	376,000	9,135,645	4.83%
		29,684,885	15.69%

Financials – 5.90%
Mizuho Financial Group	1,573,200	2,873,322	1.52%
Sumitomo Mitsui Financial Group, Inc.	224,300	8,297,943	4.38%
		11,171,265	5.90%

Health Care – 9.10%
Rohto Pharmaceutical Co., Ltd.	425,300	7,931,812	4.19%
Terumo Corp.	254,700	9,287,782	4.91%
		17,219,594	9.10%

Industrials – 28.14%
Daikin Industries	88,800	8,623,099	4.56%
Kubota Corp.	590,900	9,292,197	4.91%
Misumi Group, Inc.	490,600	9,290,483	4.91%
Mitsubishi Corp.	391,400	8,438,932	4.46%
Nidec Corp.	92,500	8,480,377	4.48%
Recruit Holdings Co., Ltd.	180,800	9,131,231	4.82%
		53,256,319	28.14%

Information Technology – 4.89%
Keyence Corp.	23,000	9,243,328	4.89%

Materials – 2.92%
Fuji Seal International, Inc.	232,200	5,528,224	2.92%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
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SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Telecommunication Services – 5.05%
Softbank Group Co.	126,200	$9,557,124	5.05%

Total Common Stocks
(Cost $130,515,594)		171,789,606	90.78%

SHORT-TERM INVESTMENTS – 7.15%

Money Market Funds – 7.15%
Fidelity Government Portfolio, Institutional Class, 0.60% (a)	9,292,000	9,292,000	4.91%
The Government & Agency Portfolio, Institutional Class, 0.67% (a)	4,238,368	4,238,368	2.24%
		13,530,368	7.15%

Total Short-Term Investments
(Cost $13,530,368)		13,530,368	7.15%

Total Investments
(Cost $144,045,962) – 97.93%		185,319,974	97.93%
Other Assets in Excess of Liabilities – 2.07%		3,924,245	2.07%

TOTAL NET ASSETS – 100.00%		$189,244,219	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of these financial statements.
HENNESSY FUNDS	1-800-966-4354

7

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$36,128,867	$—	$—	$36,128,867
Consumer Staples	29,684,885	—	—	29,684,885
Financials	11,171,265	—	—	11,171,265
Health Care	17,219,594	—	—	17,219,594
Industrials	53,256,319	—	—	53,256,319
Information Technology	9,243,328	—	—	9,243,328
Materials	5,528,224	—	—	5,528,224
Telecommunication Services	9,557,124	—	—	9,557,124
Total Common Stocks	$171,789,606	$—	$—	$171,789,606
Short-Term Investments
Money Market Funds	$13,530,368	$—	$—	$13,530,368
Total Short-Term Investments	$13,530,368	$—	$—	$13,530,368
Total Investments	$185,319,974	$—	$—	$185,319,974

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

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SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $144,045,962)	$185,319,974
Dividends and interest receivable	848,692
Receivable for fund shares sold	3,963,659
Prepaid expenses and other assets	24,937
Total Assets	190,157,262

LIABILITIES:
Payable for securities purchased	574,031
Payable for fund shares redeemed	152,986
Payable to advisor	120,311
Payable to administrator	28,424
Payable to auditor	13,957
Accrued distribution fees	9,950
Accrued service fees	5,893
Accrued trustees fees	3,087
Accrued expenses and other payables	4,404
Total Liabilities	913,043
NET ASSETS	$189,244,219

NET ASSETS CONSIST OF:
Capital stock	$170,008,129
Accumulated net investment loss	(25,673)
Accumulated net realized loss on investments	(22,008,407)
Unrealized net appreciation on investments	41,270,170
Total Net Assets	$189,244,219

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$71,211,342
Shares issued and outstanding	2,506,356
Net asset value, offering price and redemption price per share	$28.41

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$118,032,877
Shares issued and outstanding	4,052,283
Net asset value, offering price and redemption price per share	$29.13

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$1,028,334
Interest income	26,908
Total investment income	1,055,242

EXPENSES:
Investment advisory fees (See Note 5)	613,667
Sub-transfer agent expenses – Investor Class (See Note 5)	73,833
Sub-transfer agent expenses – Institutional Class (See Note 5)	30,972
Administration, fund accounting, custody and transfer agent fees (See Note 5)	73,552
Distribution fees – Investor Class (See Note 5)	50,341
Service fees – Investor Class (See Note 5)	33,560
Federal and state registration fees	17,332
Compliance expense (See Note 5)	12,927
Audit fees	11,813
Reports to shareholders	8,178
Trustees’ fees and expenses	7,454
Legal fees	1,066
Other expenses	5,178
Total expenses	939,873
NET INVESTMENT INCOME	$115,369

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(186,082)
Net change in unrealized appreciation on investments	4,341,854
Net gain on investments	4,155,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,271,141

(1)	Net of foreign taxes withheld of $114,281.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

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STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income (loss)	$115,369	$(249,157)
Net realized gain (loss) on investments	(186,082)	1,638,917
Net change in unrealized appreciation on investments	4,341,854	14,734,429
Net increase in net assets resulting from operations	4,271,141	16,124,189

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	29,346,062	28,493,995
Proceeds from shares subscribed – Institutional Class	64,875,541	46,172,033
Cost of shares redeemed – Investor Class	(21,486,689)	(36,063,591)
Cost of shares redeemed – Institutional Class	(17,383,398)	(40,793,598)
Net increase (decrease) in net assets derived
from capital share transactions	55,351,516	(2,191,161)
TOTAL INCREASE IN NET ASSETS	59,622,657	13,933,028

NET ASSETS:
Beginning of period	129,621,562	115,688,534
End of period	$189,244,219	$129,621,562
Undistributed net investment loss, end of period	$(25,673)	$(141,042)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,069,085	1,150,149
Shares sold – Institutional Class	2,288,662	1,820,006
Shares redeemed – Investor Class	(786,566)	(1,483,205)
Shares redeemed – Institutional Class	(618,324)	(1,643,088)
Net increase (decrease) in shares outstanding	1,952,857	(156,138)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$27.81

Income from investment operations:
Net investment loss	(0.00	)(1)
Net realized and unrealized gains on investments	0.60
Total from investment operations	0.60

Less distributions:
Dividends from net investment income	—
Dividends from return of capital	—
Total distributions	—
Net asset value, end of period	$28.41

TOTAL RETURN	2.16	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$71.21
Ratio of expenses to average net assets	1.45	%(3)
Ratio of net investment loss to average net assets	(0.11	)%(3)
Portfolio turnover rate(4)	0	%(2)

(1)	Amount is less than $(0.01).
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$24.07	$21.77	$19.68	$15.40	$13.99

(0.11)	(0.10)	(0.06)	(0.04)	(0.02)
3.85	2.40	2.15	4.33	1.43
3.74	2.30	2.09	4.29	1.41

—	—	—	—	—
—	—	—	(0.01)	—
—	—	—	(0.01)	—
$27.81	$24.07	$21.77	$19.68	$15.40

15.54%	10.56%	10.62%	27.87%	10.08%

$61.85	$61.56	$27.26	$31.32	$10.38
1.50%	1.53%	1.70%	1.90%	2.03%
(0.38)%	(0.44)%	(0.18)%	(0.35)%	(0.09)%
5%	21%	22%	6%	2%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$28.45

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains on investments	0.67
Total from investment operations	0.68

Less distributions:
Dividends from net investment income	—
Dividends from return of capital	—
Total distributions	—
Net asset value, end of period	$29.13

TOTAL RETURN	2.39	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$118.03
Ratio of expenses to average net assets	1.05	%(2)
Ratio of net investment income (loss) to average net assets	0.36	%(2)
Portfolio turnover rate(3)	0	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$24.55	$22.15	$19.98	$15.60	$14.14

(0.01)	(0.02)	0.07	(0.03)	0.02
3.91	2.42	2.10	4.42	1.44
3.90	2.40	2.17	4.39	1.46

—	—	—	—	—
—	—	—	(0.01)	—
—	—	—	(0.01)	—
$28.45	$24.55	$22.15	$19.98	$15.60

15.89%	10.84%	10.86%	28.19%	10.33%

$67.78	$54.13	$25.75	$9.07	$8.94
1.17%	1.27%	1.50%	1.66%	1.85%
(0.03)%	(0.08)%	0.26%	(0.20)%	0.13%
5%	21%	22%	6%	2%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Japan Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term capital appreciation.  The Fund is a diversified fund, but may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).	Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to

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hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

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NOTES TO THE FINANCIAL STATEMENTS

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain

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securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund invests in foreign securities, the value of the Fund’s portfolio securities will change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

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NOTES TO THE FINANCIAL STATEMENTS

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $48,049,104 and $0, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.80%, effective as of March 1, 2016.  Prior to that date, the annual rate was 1.00%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, SPARX Asset Management Co., Ltd.  The Advisor pays the sub-advisory fees from its own assets and these fees are not an additional expense of the Fund.  For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at the rate of 0.35%.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements

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provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

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NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$92,280,031
Gross tax unrealized appreciation	$37,922,030
Gross tax unrealized depreciation	(1,116,094)
Net tax unrealized appreciation	$36,805,936
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated loss	$(21,840,987)
Total accumulated gain	$14,964,949

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards that expire as follows:

$15,450,664	October 31, 2017
$ 6,121,138	October 31, 2018
$ 109,231	Indefinite ST

Capital losses sustained in the fiscal year ended October 31, 2012, and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a post-December late year ordinary loss deferral of $141,042.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the Fund did not pay any distributions.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,021.60	$7.27
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

Institutional Class
Actual	$1,000.00	$1,023.90	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Investor Class shares or 1.05% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory Agreements

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement of the Fund between the Advisor and SPARX Asset Management Co., Ltd. (the “Sub-Advisor”).  As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor and the Sub-Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory and sub-advisory agreements, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, (xi) the Advisor’s current Form ADV Part I, (xii) a completed questionnaire from the Sub-Advisor and summary thereof, (xiii) the Sub-Advisor’s Code of Ethics, (xiv) the Sub-Advisor’s Form ADV Parts I and II, and (xv) financial information of the Sub-Advisor’s parent company.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

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(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund other than the advisory and sub-advisory fees.

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, conducting on-site visits to the Sub-Advisor and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees the selection and continued employment of the Sub-Advisor, monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions, and reviews the Fund’s investment performance.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(i)	The Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio; and

(iii)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	The Sub-Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor.  It noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor.  Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor.  Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

HENNESSY FUNDS	1-800-966-4354
29

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor and the Sub-Advisor manage the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund other than the advisory fee or sub-advisory fee.  The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable.

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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31

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2017

HENNESSY JAPAN SMALL CAP FUND

Investor Class  HJPSX
Institutional Class  HJSIX

hennessyfunds.com  |  1-800-966-4354

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CONTENTS

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	17
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Quarterly Schedule of Investments	28
Federal Tax Distribution Information	28
Householding of Reports and Prospectuses	28
Board Approval of Investment Advisory Agreements	29

HENNESSY FUNDS	1-800-966-4354

April 2017

Dear Hennessy Funds Shareholder:

For the six months ended April 30, 2017, global markets rose strongly, taking their cue from U.S. equities which rallied in response to expectations of more business-friendly policies from the newly- elected administration. Japanese equities participated in the global rally, encouraged by hopes of faster global economic growth and heartened by a significant decline in the value of the yen as the wave of global optimism reduced demand for the “safe-haven” currency.

The Japanese market experienced a sudden drop on the day of the U.S. presidential election, but resumed its upward trend, established during the summer months, immediately thereafter, buoyed by the weak yen and hopes of economic stimulus measures from the new U.S. administration.  Despite support from the U.S. market, during the latter half of the period, Japanese investors turned a little bearish, presumably troubled by a somewhat stronger yen, which was due in part to increased uncertainty about President Trump’s policies and their implementation. Rising geopolitical tensions in Syria and North Korea exacerbated this trend. Toward the end of the six-month period, foreign investors returned as net buyers, and concerns about France leaving the European Union abated after the first round of the country’s presidential election. In response to these and other events, the yen weakened, and Japanese stocks recovered swiftly.

We continue to call for the acceleration of structural reforms in hopes of raising Japan’s economic growth rate. These reforms should help boost consumer confidence, which may allow Japanese consumers to become more forward-looking and prompt higher retail spending, which in turn, should increase inflation. Japan’s potential economic growth rate, estimated to be around 0 – 0.5%, has come down over the past decades along with the country’s ageing demographics and declining birth rate. Given this constraint, it is anticipated that any excess demand will exert significant upward pressure on wages and prices.

In March, Japan’s largest home delivery company, Yamato Transport Co., Ltd., decided to raise its delivery service prices for the first time in 27 years. As evidenced by the subsequent increase in its stock price, the effects of rising wages and labor shortages are starting to trickle down to affect prices. We believe that stock price increases, mainly in the service industry, could remain strong on the back of this trend.

Critics say that the original vision for Abenomics has failed to deliver. However, as we have discussed in previous commentaries, we believe it is still too early to dismiss hope for Japan’s long-term turnaround story. Once again, we would like to reiterate that structural reforms can take a long time to deliver results, and there are many initiatives still in the works.

We do not believe that all structural reform initiatives will succeed, or that any one policy can solve all the problems facing Japan by itself. Rather, these initiatives should be viewed collectively, and together they should get the country back on its feet and moving forward. We find it encouraging that both the government and the Bank of Japan have been pursuing more business friendly policies in the pursuit of sustainable long-term growth. And last, but not least, Japan continues to enjoy political stability and a sound corporate profit environment.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

Therefore, we remain optimistic about the long-term prospects for Japan and its stock market.  Thank you for your continued confidence and investment in our Funds.  If you have any questions or would like to speak with a customer service representative, please call (800) 966-4354.

Sincerely,

Tadahiro Fujimura	Masakazu Takeda
Portfolio Manager,	Portfolio Manager,
Hennessy Japan Small Cap Fund;	Hennessy Japan Fund;
Chief Investment Officer	Fund Manager
SPARX Asset Management Co., Ltd.	SPARX Asset Management Co., Ltd.

SPARX Asset Management Co., Ltd., located in Tokyo, Japan, is the sub-advisor to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Tadahiro Fujimura and Masakazu Takeda and are subject to change, are not guaranteed and should not be considered investment advice.

As of April 30, 2017, Yamato Transport Co., Ltd. was not a holding of either the Hennessy Japan Fund or the Hennessy Japan Small Cap Fund.

HENNESSY FUNDS	1-800-966-4354
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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2017

				Since
	Six	One	Five	Inception
	Months(1)	Year	Years	(8/31/2007)
Hennessy Japan Small Cap Fund –
Investor Class (HJPSX)	13.23%	24.96%	15.63%	9.80%
Hennessy Japan Small Cap Fund –
Institutional Class (HJSIX)(2)	13.32%	25.25%	15.73%	9.85%
Russell/Nomura Small CapTM Index	6.19%	17.12%	11.14%	5.79%
Tokyo Price Index (TOPIX)	4.70%	13.43%	8.78%	2.00%

Expense ratios: 1.84% (Investor Class); 1.51% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell/Nomura Small Cap™ Index contains the bottom 15% of the Russell/Nomura Total Market™ Index, which contains the top 98% of all stocks listed on Japan’s stock exchange and registered on Japan’s OTC market in terms of market capitalization. The Tokyo Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2017 (Unaudited)

HENNESSY JAPAN SMALL CAP FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Elecom Co., Ltd.	2.47%
Koa Corp.	2.33%
Kanematsu Corp.	2.09%
Nissei ASB Machine Co., Ltd.	2.01%
Nippon Yusoki Co., Ltd.	2.01%
Nippon Koei Co., Ltd.	1.99%
NEC Networks & System Integration Corp.	1.97%
Tocalo Co., Ltd.	1.94%
Digital Garage, Inc.	1.92%
DMG Mori Seiki Co., Ltd.	1.91%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 91.53%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 12.47%
Aeon Fantasy Co.	15,700	$413,080	0.91%
Doshisha Co., Ltd.	24,100	487,081	1.07%
Foster Electric Co., Ltd.	47,300	789,217	1.73%
Hagihara Industries, Inc.	12,500	297,376	0.65%
Honeys Co., Ltd.	78,500	790,106	1.73%
Komeri Co., Ltd.	20,800	510,134	1.12%
Parco Co., Ltd.	51,400	534,864	1.17%
Press Kogyo Co., Ltd.	166,700	807,517	1.77%
Seiren Co., Ltd.	35,100	520,793	1.14%
Starts Corp., Inc.	24,200	535,559	1.18%
		5,685,727	12.47%

Consumer Staples – 1.49%
Japan Meat Co., Ltd.	20,800	346,122	0.76%
Yamaya Corp.	22,900	334,641	0.73%
		680,763	1.49%

Financials – 1.94%
INTELLEX Co., Ltd.	63,200	473,964	1.04%
Lifenet Insurance Co.	109,100	410,073	0.90%
		884,037	1.94%

Health Care – 2.32%
JEOL Ltd.	140,000	688,226	1.51%
Ship Healthcare Holdings, Inc.	13,700	368,324	0.81%
		1,056,550	2.32%

Industrials – 41.37%
BELLSYSTEM24 Holdings, Inc.	90,700	865,708	1.90%
Benefit One, Inc.	23,600	720,861	1.58%
Daihen Corp.	100,000	634,223	1.39%
Daiichi Jitsugyo, Inc.	77,000	483,516	1.06%
DMG Mori Seiki Co., Ltd.	52,800	870,567	1.91%
Fuji Machine Manufacturing Co., Ltd.	58,100	737,488	1.62%
Hamakyorex Co., Ltd.	23,800	498,951	1.09%
Hanwa Co., Ltd.	100,000	708,679	1.55%
Hito Communication, Inc.	51,600	798,475	1.75%
Kanematsu Corp.	469,000	955,039	2.09%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
Kito Corp.	79,700	$831,497	1.82%
Kondotec, Inc.	97,100	801,364	1.76%
Maeda Kosen Co., Ltd.	60,400	793,774	1.74%
Nakano Corp.	138,900	813,651	1.78%
Nippon Koei Co., Ltd.	33,900	908,663	1.99%
Nippon Yusoki Co., Ltd.	149,700	914,516	2.01%
Nissei ASB Machine Co., Ltd.	35,600	914,630	2.01%
Nittoku Engineering Co., Ltd.	38,400	866,347	1.90%
Okamura Corp.	36,600	323,728	0.71%
Sanko Gosei, Ltd.	252,000	827,378	1.82%
Sato Holdings Corp.	30,000	684,907	1.50%
Shibuya Corp.	14,800	393,782	0.86%
Takeei Corp.	88,400	783,487	1.72%
Tocalo Co., Ltd.	32,800	884,180	1.94%
Tonami Holdings Co., Ltd.	248,000	852,066	1.87%
		18,867,477	41.37%

Information Technology – 23.78%
Aichi Tokei Denki Co., Ltd.	18,200	608,163	1.33%
Aiphone Co., Ltd.	26,300	410,749	0.90%
Digital Garage, Inc.	41,300	873,607	1.92%
Elecom Co., Ltd.	54,500	1,126,423	2.47%
Information Services International – Dentsu, Ltd.	18,600	408,291	0.89%
Itfor, Inc.	152,400	861,287	1.89%
Koa Corp.	62,800	1,064,741	2.33%
Kyosan Electric Manufacturing Co., Ltd.	164,000	667,917	1.46%
NEC Networks & System Integration Corp.	42,900	896,291	1.97%
Nihon Unisys, Ltd.	34,900	489,023	1.07%
Soliton Systems K.K.	105,800	684,295	1.50%
Suzuki Co., Ltd.	73,800	431,645	0.95%
Towa Corp.	50,200	851,115	1.87%
UKC Holdings Corp.	24,500	446,374	0.98%
V-cube, Inc.	37,400	194,255	0.43%
Yokowo Co., Ltd.	69,100	831,246	1.82%
		10,845,422	23.78%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials – 8.16%
Asia Pile Holdings Co.	150,200	$817,864	1.79%
Fujikura Kasei Co., Ltd.	74,300	438,568	0.96%
Hakudo Co., Ltd.	52,000	769,680	1.69%
LINTEC Corp.	38,100	838,730	1.84%
MEC Co., Ltd.	79,800	856,163	1.88%
		3,721,005	8.16%
Total Common Stocks
(Cost $34,391,802)		41,740,981	91.53%

SHORT-TERM INVESTMENTS – 8.02%

Money Market Funds – 8.02%
Fidelity Government Portfolio, Institutional Class, 0.60% (a)	2,250,000	2,250,000	4.93%
The Government & Agency Portfolio, Institutional Class, 0.67% (a)	1,407,093	1,407,093	3.09%
		3,657,093	8.02%
Total Short-Term Investments
(Cost $3,657,093)		3,657,093	8.02%

Total Investments
(Cost $38,048,895) – 99.55%		45,398,074	99.55%

Other Assets in Excess of Liabilities – 0.45%		205,379	0.45%

TOTAL NET ASSETS – 100.00%		$45,603,453	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of April 30, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,685,727	$—	$—	$5,685,727
Consumer Staples	680,763	—	—	680,763
Financials	884,037	—	—	884,037
Health Care	1,056,550	—	—	1,056,550
Industrials	18,867,477	—	—	18,867,477
Information Technology	10,845,422	—	—	10,845,422
Materials	3,721,005	—	—	3,721,005
Total Common Stocks	$41,740,981	$—	$—	$41,740,981
Short-Term Investments
Money Market Funds	$3,657,093	$—	$—	$3,657,093
Total Short-Term Investments	$3,657,093	$—	$—	$3,657,093
Total Investments	$45,398,074	$—	$—	$45,398,074

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2017, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Assets and Liabilities as of April 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (cost $38,048,895)	$45,398,074
Dividends and interest receivable	340,347
Receivable for fund shares sold	361,808
Receivable for securities sold	245,774
Prepaid expenses and other assets	14,950
Total Assets	46,360,953

LIABILITIES:
Payable for securities purchased	670,982
Payable for fund shares redeemed	10,272
Payable to advisor	28,348
Payable to administrator	6,832
Payable to auditor	12,966
Accrued distribution fees	5,855
Accrued service fees	3,272
Accrued trustees fees	3,200
Accrued expenses and other payables	15,773
Total Liabilities	757,500
NET ASSETS	$45,603,453

NET ASSETS CONSIST OF:
Capital stock	$37,545,349
Accumulated net investment loss	(218,108)
Accumulated net realized gain on investments	927,731
Unrealized net appreciation on investments	7,348,481
Total Net Assets	$45,603,453
NET ASSETS

Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$41,289,293
Shares issued and outstanding	3,296,415
Net asset value, offering price and redemption price per share	$12.53

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$4,314,160
Shares issued and outstanding	349,556
Net asset value, offering price and redemption price per share	$12.34

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$365,824
Interest income	6,620
Total investment income	372,444

EXPENSES:
Investment advisory fees (See Note 5)	134,397
Sub-transfer agent expenses – Investor Class (See Note 5)	37,695
Sub-transfer agent expenses – Institutional Class (See Note 5)	1,623
Distribution fees – Investor Class (See Note 5)	23,678
Administration, fund accounting, custody and transfer agent fees (See Note 5)	16,108
Service fees – Investor Class (See Note 5)	15,786
Federal and state registration fees	14,850
Compliance expense (See Note 5)	12,927
Audit fees	10,755
Trustees’ fees and expenses	7,138
Reports to shareholders	5,455
Interest expense (See Note 7)	106
Other expenses	2,606
Total expenses	283,124
NET INVESTMENT INCOME	$89,320

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$1,017,421
Net change in unrealized appreciation on investments	3,067,470
Net gain on investments	4,084,891
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,174,211

(1)	Net of foreign taxes withheld of $40,779.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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HENNESSYFUNDS.COM
12

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$89,320	$80,621
Net realized gain on investments	1,017,421	284,136
Net change in unrealized appreciation on investments	3,067,470	3,031,098
Net increase in net assets resulting from operations	4,174,211	3,395,855

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(307,249)	—
Institutional Class	(7,754)	—
Net realized gains
Investor Class	(243,524)	(821,234)
Institutional Class	(29,850)	(94,663)
Total distributions	(588,377)	(915,897)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	17,165,507	11,724,005
Proceeds from shares subscribed – Institutional Class	3,802,670	1,833,391
Dividends reinvested – Investor Class	545,990	815,922
Dividends reinvested – Institutional Class	37,605	94,664
Cost of shares redeemed – Investor Class	(6,160,875)	(11,136,397)
Cost of shares redeemed – Institutional Class	(3,032,353)	(1,481,809)
Net increase in net assets derived
from capital share transactions	12,358,544	1,849,776
TOTAL INCREASE IN NET ASSETS	15,944,378	4,329,734

NET ASSETS:
Beginning of period	29,659,075	25,329,341
End of period	$45,603,453	$29,659,075
Undistributed net investment
income (loss), end of period	$(218,108)	$7,575

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,453,184	1,125,046
Shares sold – Institutional Class	316,480	181,517
Shares issued to holders as reinvestment
of dividends – Investor Class	49,783	81,186
Shares issued to holders as reinvestment
of dividends – Institutional Class	3,467	9,401
Shares redeemed – Investor Class	(530,303)	(1,087,726)
Shares redeemed – Institutional Class	(272,550)	(145,946)
Net increase in shares outstanding	1,020,061	163,478

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2017
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.29

Income from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gains on investments	1.41
Total from investment operations	1.46

Less distributions:
Dividends from net investment income	(0.12)
Dividends from net realized gains	(0.10)
Total distributions	(0.22)
Net asset value, end of period	$12.53

TOTAL RETURN	13.23	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$41.29
Ratio of expenses to average net assets	1.70	%(2)
Ratio of net investment income (loss) to average net assets	0.52	%(2)
Portfolio turnover rate(3)	25	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

14

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2016	2015	2014	2013	2012

$10.29	$10.51	$11.70	$10.54	$10.09

0.03	(0.02)	(0.04)	0.06	(0.68)
1.31	0.71	1.36	3.44	1.17
1.34	0.69	1.32	3.50	0.49

—	—	—	—	(0.04)
(0.34)	(0.91)	(2.51)	(2.34)	—
(0.34)	(0.91)	(2.51)	(2.34)	(0.04)
$11.29	$10.29	$10.51	$11.70	$10.54

13.44%	7.37%	13.99%	40.59%	4.91%

$26.23	$22.68	$19.36	$14.82	$5.11
1.91%	2.12%	2.24%	2.39%	2.33%
0.25%	(0.38)%	(0.39)%	(0.11)%	(0.66)%
22%	75%	63%	141%	49%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended		Year Ended	Period Ended
	April 30, 2017		October 31,	October 31,
	(Unaudited)		2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$11.33		$10.30	$10.89

Income from investment operations:
Net investment income (loss)	0.09		0.06	(0.01)
Net realized and unrealized
gains (losses) on investments	1.36		1.31	(0.58)
Total from investment operations	1.45		1.37	(0.59)

Less distributions:
Dividends from net investment income	(0.10)		—	—
Dividends from net realized gains	(0.34)		(0.34)	—
Total distributions	(0.44)		(0.34)	—
Net asset value, end of period	$12.34		$11.33	$10.30

TOTAL RETURN	13.32	%(2)	13.73%	(5.42	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.31		$3.42	$2.65
Ratio of expenses to average net assets	1.38	%(3)	1.63%	1.86	%(3)
Ratio of net investment income (loss)
to average net assets	0.72	%(3)	0.63%	(1.04	)%(3)
Portfolio turnover rate(4)	25	%(2)	22%	75	%(2)

(1)	The Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS/NOTES TO THE FINANCIAL STATEMENTS

Financial Statements

Notes to the Financial Statements April 30, 2017 (Unaudited)

1).  ORGANIZATION

The Hennessy Japan Small Cap Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund did not have Institutional Class shares until June 15, 2015.  The investment objective of the Fund is long-term capital appreciation.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses (there are no sales charges).  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).	Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the

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amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its respective net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain/loss from foreign currency transactions.  During the six months ended April 30, 2017, the Fund did not enter into any forward contracts.

k).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives are financial contracts

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NOTES TO THE FINANCIAL STATEMENTS

based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main purpose of utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2017, the Fund did not hold any derivative instruments.

l).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions, and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

During the six months ended April 30, 2017, the Fund did not enter into any repurchase agreements or reverse repurchase agreements.

m).
New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the final rules will not have a material impact on the Fund’s financial statements and related disclosures.

3).  SECURITIES VALUATION

The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

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Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

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NOTES TO THE FINANCIAL STATEMENTS

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund invests in foreign securities, the value of the Fund’s portfolio securities will change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2017, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2017, were $17,832,146 and $8,036,359, respectively.

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There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2017.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2017, the Fund did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.80%, effective as of March 1, 2016.  Prior to that date, the annual rate was 1.20%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, SPARX Asset Management Co., Ltd.  The Advisor pays the sub-advisory fees from its own assets and these fees are not an additional expense of the Fund.  For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at the rate of 0.20%.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer

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NOTES TO THE FINANCIAL STATEMENTS

agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, and necessary office equipment.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2017, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2017, the Fund had an outstanding average daily balance and a weighted average interest rate of $6,022 and 3.75%, respectively. The interest expensed by the Fund during the six months ended April 30, 2017, is included in the Statement of Operations.  The maximum amount outstanding for the Fund during the period was $644,000.  At April 30, 2017, the Fund did not have any borrowings outstanding under the line of credit.

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8).  FEDERAL TAX INFORMATION

As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$25,477,307
Gross tax unrealized appreciation	$5,223,148
Gross tax unrealized depreciation	(1,330,404)
Net tax unrealized appreciation	$3,892,744
Undistributed ordinary income	$588,367
Undistributed long-term capital gains	—
Total distributable earnings	$588,367
Other accumulated loss	$(8,841)
Total accumulated gain	$4,472,270

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales and passive foreign investment companies.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2016, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any post-December late year ordinary loss deferrals.

During the fiscal years ended October 31, 2017 (year to date) and 2016, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income(1)	$588,377	$3
Long-term capital gain	—	915,894
	$588,377	$915,897

(1) Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2017, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

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Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016, through April 30, 2017.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2016 –
	November 1, 2016	April 30, 2017	April 30, 2017
Investor Class
Actual	$1,000.00	$1,132.30	$8.99
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50

Institutional Class
Actual	$1,000.00	$1,133.20	$7.30
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$6.90

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.70% for Investor Class shares or 1.38% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/policy.fs; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/vote.fs and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Schedule of Investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for the fiscal year ended October 31, 2016, was 0%.

The percentage of taxable ordinary income distributions that is designated as a short-term capital gain distribution under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0%.

For the year ended October 31, 2016, the Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

	Gross Foreign	Foreign Tax
	Income	Paid
Japan	$656,621	$65,662
	$656,621	$65,662

Householding of Reports and Prospectuses

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory Agreements

At its meeting on March 8, 2017, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement of the Fund between the Advisor and SPARX Asset Management Co., Ltd. (the “Sub-Advisor”).  As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider.  In addition, the Trustees who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements.  This information included, but was not limited to, (i) a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration, (ii) a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor, (iii) an inventory of the range of services provided by the Advisor and the Sub-Advisor for the Fund, (iv) a written discussion of economies of scale, (v) the advisory and sub-advisory agreements, (vi) a recent Fund fact sheet, which included, among other things, performance information over various time periods, (vii) a peer expense comparison of both the net expense ratio and investment advisory fee of the Fund, (viii) the Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability, (ix) information about brokerage commissions, (x) information about the Fund’s compliance program, (xi) the Advisor’s current Form ADV Part I, (xii) a completed questionnaire from the Sub-Advisor and summary thereof, (xiii) the Sub-Advisor’s Code of Ethics, (xiv) the Sub-Advisor’s Form ADV Parts I and II, and (xv) financial information of the Sub-Advisor’s parent company.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session.  The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements.  The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

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29

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor.

(2)	A comparison of the fees and expenses of the Fund to other similar funds.

(3)	Whether economies of scale are recognized by the Fund.

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor.

(5)	The performance of the Fund.

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund other than the advisory and sub-advisory fees.

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor.  Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high.  The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, conducting on-site visits to the Sub-Advisor and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report to the Board.

(e)
The Advisor oversees the selection and continued employment of the Sub-Advisor, monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions, and reviews the Fund’s investment performance.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales and marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(i)	The Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing.  The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts and distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio; and

(iii)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	The Sub-Advisor prepares a written summary of the Fund’s performance for the most recent twelve-month period for each annual report of the Fund.

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor.  It noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor.  Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor.  Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

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(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and they also noted that they review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting.  Based on all such information, the Trustees believe that the Advisor and the Sub-Advisor manage the Fund in a manner that is materially consistent with its stated investment objective and style.  The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar.  As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting.  The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders.  The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase.  For example, mutual fund platform fees increase as the Fund’s assets grow.  The Trustees also considered the Advisor’s efforts to contain expenses, and took into account the Advisor’s significant marketing efforts to increase Fund assets.  The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund.  The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund other than the advisory fee or sub-advisory fee.  The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund.  The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
200 East Randolph Street
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Schedules of Investments are included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)(A) Code of ethics that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(1)(B) Amendments to code of ethics that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a‑2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Rule 30a‑2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
President

Date:   July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Neil J. Hennessy Neil J. Hennessy, President

Date: July 7, 2017

By: /s/Teresa M. Nilsen Teresa M. Nilsen, Treasurer

Date: July 7, 2017